UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Kevin Klingert 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8802

Date of fiscal year end:	October 31, 2013

Date of reporting period:	April 30, 2013

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional
Liquidity Funds

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Semi-Annual
Report

April 30, 2013

2013 Semi-Annual Report

April 30, 2013

Table of Contents

Shareholders' Letter	2
Performance Summary	3
Expense Examples	4
Investment Overviews & Portfolios of Investments:
Money Market Portfolio	6
Prime Portfolio	12
Government Portfolio	31
Government Securities Portfolio	36
Treasury Portfolio	37
Treasury Securities Portfolio	39
Tax-Exempt Portfolio	40
Statements of Assets and Liabilities	44
Statements of Operations	48
Statements of Changes in Net Assets	50
Financial Highlights	58
Notes to Financial Statements	73
U.S. Privacy Policy	79
Trustee and Officer Information	82

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds. To receive a prospectus and/or Statement of Additional Information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (888) 378-1630. Please read the prospectus carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/liquidity.

There is no assurance that a Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

2013 Semi-Annual Report

April 30, 2013

Shareholders' Letter (unaudited)

Dear Shareholders:

We are pleased to present the Morgan Stanley Institutional Liquidity Funds ("MSILF") Semi-Annual Report for the period ended April 30, 2013. MSILF currently offers seven portfolios (Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt), which together are designed to provide flexible cash management options. MSILF's portfolios provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

Sincerely,

Kevin Klingert
President and Principal Executive Officer

May 2013

2013 Semi-Annual Report

April 30, 2013

Performance Summary (unaudited)

The seven-day current and seven-day effective yields (effective yield assumes an annualization of the current yield with all dividends reinvested) as of April 30, 2013, were as follows:

	Subsidized Yields
	Institutional Class		Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Portfolios:
Money Market	0.12%	0.12%	0.07%	0.07%	0.02%	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Prime	0.09%	0.09%	0.04%	0.04%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Government	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Government Securities	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Treasury	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Treasury Securities	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Tax-Exempt	0.04%	0.04%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
	Non-Subsidized Yields
	Institutional Class		Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Portfolios:
Money Market	0.06%	0.06%	0.01%	0.01%	–0.04%	–0.04%	–0.09%	–0.09%	–0.19%	–0.19%	–0.44%	–0.44%	–0.09%	–0.09%
Prime	0.04%	0.04%	–0.01%	–0.01%	–0.06%	–0.06%	–0.11%	–0.11%	–0.21%	–0.21%	–0.46%	–0.46%	–0.11%	–0.11%
Government	–0.09%	–0.09%	–0.14%	–0.14%	–0.19%	–0.19%	–0.24%	–0.24%	–0.34%	–0.34%	–0.59%	–0.58%	–0.24%	–0.24%
Government Securities	–0.25%	–0.25%	–0.30%	–0.30%	–0.35%	–0.35%	–0.40%	–0.40%	–0.50%	–0.50%	–0.75%	–0.75%	–0.40%	–0.40%
Treasury	–0.12%	–0.12%	–0.17%	–0.17%	–0.22%	–0.22%	–0.27%	–0.26%	–0.37%	–0.36%	–0.62%	–0.61%	–0.27%	–0.26%
Treasury Securities	–0.15%	–0.15%	–0.20%	–0.20%	–0.25%	–0.25%	–0.30%	–0.30%	–0.40%	–0.40%	–0.65%	–0.65%	–0.30%	–0.30%
Tax-Exempt	–0.11%	–0.11%	–0.16%	–0.16%	–0.21%	–0.21%	–0.26%	–0.26%	–0.36%	–0.36%	–0.61%	–0.61%	–0.26%	–0.26%

The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance information for the 7-day effective yield assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/liquidity. Investment returns will fluctuate causing portfolio shares, when redeemed, to be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios (the "Portfolios") are neither insured nor guaranteed by the Federal Deposit Insurance Corporation. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios. Please read MSILF's prospectuses carefully before you invest or send money.

The Tax-Exempt Portfolio may invest a portion of its total assets in bonds that may subject certain investors to the federal Alternative Minimum Tax (AMT). Investors should consult their tax adviser for further information on tax implications.

Yield quotation more closely reflects the current earnings of the Portfolios than the total return. As with all money market portfolios, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

2013 Semi-Annual Report

April 30, 2013

Expense Examples (unaudited)

As a shareholder of a Portfolio, you incur ongoing costs, including advisory fees; administration plan fees; service and shareholder administration plan fees; distribution plan fees; shareholder services fees; and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information for each class in the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchanges fees.

2013 Semi-Annual Report

April 30, 2013

Expense Examples (unaudited) (cont'd)

Portfolio	Beginning Account Value 11/1/12	Actual Ending Account Value 4/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Money Market Portfolio Institutional Class	$1,000.00	$1,000.66	$1,024.00	$0.79	$0.80	0.16%
Money Market Portfolio Institutional Select Class	1,000.00	1,000.41	1,023.75	1.04	1.05	0.21
Money Market Portfolio Investor Class	1,000.00	1,000.17	1,023.51	1.29	1.30	0.26
Money Market Portfolio Administrative Class	1,000.00	1,000.06	1,023.41	1.39	1.40	0.28
Money Market Portfolio Advisory Class	1,000.00	1,000.05	1,023.41	1.39	1.40	0.28
Money Market Portfolio Participant Class	1,000.00	1,000.05	1,023.41	1.39	1.40	0.28
Money Market Portfolio Cash Management Class	1,000.00	1,000.05	1,023.41	1.39	1.40	0.28
Prime Portfolio Institutional Class	1,000.00	1,000.59	1,024.00	0.79	0.80	0.16
Prime Portfolio Institutional Select Class	1,000.00	1,000.34	1,023.75	1.04	1.05	0.21
Prime Portfolio Investor Class	1,000.00	1,000.11	1,023.55	1.24	1.25	0.25
Prime Portfolio Administrative Class	1,000.00	1,000.05	1,023.46	1.34	1.35	0.27
Prime Portfolio Advisory Class	1,000.00	1,000.05	1,023.51	1.29	1.30	0.26
Prime Portfolio Participant Class	1,000.00	1,000.05	1,023.51	1.29	1.30	0.26
Prime Portfolio Cash Management Class	1,000.00	1,000.05	1,023.51	1.29	1.30	0.26
Government Portfolio Institutional Class	1,000.00	1,000.25	1,024.25	0.55	0.55	0.11
Government Portfolio Institutional Select Class	1,000.00	1,000.25	1,024.25	0.55	0.55	0.11
Government Portfolio Investor Class	1,000.00	1,000.25	1,024.25	0.55	0.55	0.11
Government Portfolio Administrative Class	1,000.00	1,000.25	1,024.25	0.55	0.55	0.11
Government Portfolio Advisory Class	1,000.00	1,000.25	1,024.25	0.55	0.55	0.11
Government Portfolio Participant Class	1,000.00	1,000.25	1,024.25	0.55	0.55	0.11
Government Portfolio Cash Management Class	1,000.00	1,000.25	1,024.25	0.55	0.55	0.11
Government Securities Portfolio Institutional Class	1,000.00	1,000.05	1,024.30	0.50	0.50	0.10
Government Securities Portfolio Institutional Select Class	1,000.00	1,000.05	1,024.30	0.50	0.50	0.10
Government Securities Portfolio Investor Class	1,000.00	1,000.05	1,024.30	0.50	0.50	0.10
Government Securities Portfolio Administrative Class	1,000.00	1,000.05	1,024.30	0.50	0.50	0.10
Government Securities Portfolio Advisory Class	1,000.00	1,000.05	1,024.30	0.50	0.50	0.10
Government Securities Portfolio Participant Class	1,000.00	1,000.05	1,024.30	0.50	0.50	0.10
Government Securities Portfolio Cash Management Class	1,000.00	1,000.05	1,024.30	0.50	0.50	0.10
Treasury Portfolio Institutional Class	1,000.00	1,000.15	1,024.25	0.55	0.55	0.11
Treasury Portfolio Institutional Select Class	1,000.00	1,000.15	1,024.25	0.55	0.55	0.11
Treasury Portfolio Investor Class	1,000.00	1,000.15	1,024.25	0.55	0.55	0.11
Treasury Portfolio Administrative Class	1,000.00	1,000.15	1,024.25	0.55	0.55	0.11
Treasury Portfolio Advisory Class	1,000.00	1,000.15	1,024.25	0.55	0.55	0.11
Treasury Portfolio Participant Class	1,000.00	1,000.15	1,024.25	0.55	0.55	0.11
Treasury Portfolio Cash Management Class	1,000.00	1,000.15	1,024.25	0.55	0.55	0.11
Treasury Securities Portfolio Institutional Class	1,000.00	1,000.05	1,024.35	0.45	0.45	0.09
Treasury Securities Portfolio Institutional Select Class	1,000.00	1,000.05	1,024.35	0.45	0.45	0.09
Treasury Securities Portfolio Investor Class	1,000.00	1,000.05	1,024.35	0.45	0.45	0.09
Treasury Securities Portfolio Administrative Class	1,000.00	1,000.05	1,024.35	0.45	0.45	0.09
Treasury Securities Portfolio Advisory Class	1,000.00	1,000.05	1,024.35	0.45	0.45	0.09
Treasury Securities Portfolio Participant Class	1,000.00	1,000.05	1,024.35	0.45	0.45	0.09
Treasury Securities Portfolio Cash Management Class	1,000.00	1,000.05	1,024.35	0.45	0.45	0.09
Tax-Exempt Portfolio Institutional Class	1,000.00	1,000.08	1,024.10	0.69	0.70	0.14
Tax-Exempt Portfolio Institutional Select Class	1,000.00	1,000.05	1,024.05	0.74	0.75	0.15
Tax-Exempt Portfolio Investor Class	1,000.00	1,000.05	1,024.05	0.74	0.75	0.15
Tax-Exempt Portfolio Administrative Class	1,000.00	1,000.05	1,024.05	0.74	0.75	0.15
Tax-Exempt Portfolio Advisory Class	1,000.00	1,000.05	1,024.05	0.74	0.75	0.15
Tax-Exempt Portfolio Participant Class	1,000.00	1,000.05	1,024.05	0.74	0.75	0.15
Tax-Exempt Portfolio Cash Management Class	1,000.00	1,000.05	1,024.05	0.74	0.75	0.15

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments

Money Market Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (6.8%)
International Banks (6.8%)
Bank of Montreal,
0.30%, 5/9/13 - 5/13/13	$26,000	$26,000
Credit Suisse NY
0.25%, 7/31/13	28,000	28,000
Lloyds TSB Bank PLC
0.15%, 5/1/13	55,000	55,000
Skandin Ens Banken
0.25%, 5/2/13	55,000	55,000
Svenska Handelsbanken AB
0.31%, 6/5/13	30,000	30,000
Total Certificates of Deposit (Cost $194,000)		194,000
Commercial Paper (a) (13.2%)
Food & Beverage (0.9%)
Coca-Cola Co.,
0.26%, 5/1/13 - 5/2/13 (b)	16,900	16,900
0.27%, 5/14/13 (b)	9,500	9,499
		26,399
International Banks (12.3%)
ASB Finance Ltd.
0.30%, 5/14/13 (b)	12,500	12,499
Mizuho Funding LLC
0.25%, 7/19/13 (b)	30,000	29,984
Nordea North America, Inc.,
0.30%, 6/12/13	4,600	4,598
0.31%, 6/5/13	13,300	13,296
Oversea Chinese Banking Corporation,
0.22%, 7/22/13	23,200	23,188
0.27%, 10/2/13 - 10/4/13	45,100	45,048
Skandin Ens Banken AB
0.31%, 11/1/13 (b)	58,700	58,610
Svenska Handelsbanken AB,
0.25%, 7/5/13 - 7/12/13 (b)	21,350	21,340
0.26%, 6/28/13 (b)	33,400	33,386
0.31%, 5/1/13 (b)	33,500	33,500
Swedbank AB,
0.25%, 5/7/13 - 5/10/13	28,000	27,998
UOB Funding LLC,
0.22%, 7/10/13 - 7/16/13	24,900	24,890
0.23%, 5/20/13	6,500	6,499
Westpac Securities NZ Ltd.
0.30%, 5/17/13 (b)15,500		15,498
		350,334
Total Commercial Paper (Cost $376,733)		376,733
Extendible Floating Rate Notes (5.7%)
Banking (5.7%)
Bank of Nova Scotia (Extendible Maturity Date 5/30/14)
0.34%, 1/31/19	33,000	33,000
JP Morgan Chase Bank NA (Extendible Maturity Date 5/7/14)
0.36%, 3/07/19	25,000	25,000
	Face Amount (000)	Value (000)
Royal Bank of Canada (Extendible Maturity Date 5/1/14)
0.38%, 4/01/19	$55,000	$54,995
Wells Fargo Bank NA (Extendible Maturity Date 5/23/14) 0.34%, 3/20/19	51,000	51,000
Total Extendible Floating Rate Notes (Cost $163,995)		163,995
Floating Rate Notes (17.0%)
International Banks (17.0%)
ASB Finance Ltd.
0.30%, 1/3/14 (b)	23,000	23,000
Bank of Nova Scotia
0.33%, 7/2/13	25,000	25,000
BNZ International Funding Ltd.,
0.30%, 12/6/13	13,500	13,500
0.30%, 12/9/13 (b)	12,400	12,400
Credit Suisse NY
0.25%, 7/29/13	47,000	47,000
National Australia Bank,
0.27%, 10/11/13	53,600	53,600
0.29%, 8/9/13	70,000	70,000
Royal Bank of Canada,
0.33%, 7/11/13 - 7/26/13	61,000	61,000
Toronto Dominion Bank,
0.28%, 7/26/13 - 10/21/13	93,500	93,500
Westpac Banking Corp.,
0.28%, 10/9/13	15,000	15,000
0.29%, 8/27/13	45,000	44,999
Westpac Securities NZ Ltd.
0.25%, 7/18/13 (b)	25,000	24,998
Total Floating Rate Notes (Cost $483,997)		483,997
Repurchase Agreements (35.1%)
ABN Amro Securities LLC, (0.25%, dated 4/30/13, due 5/1/13; proceeds $10,000; fully collateralized by Corporate Bonds; Altria Group, Inc. 2.85% due 8/9/22; Cardinal Health, Inc. 3.20% due 3/15/23; Cisco Systems, Inc. 1.63% due 3/14/14; Exelon Generation Co. LLC 5.35% due 1/15/14; International Business Machines Corp. 1.95% due 7/22/16; Merrill Lynch & Co., Inc. 7.75% due 5/14/38; PNC Funding Corp. 4.25% due 9/21/15; Vodafone Group PLC 1.50% due 2/19/18; Walgreen Co. 4.40% due 9/15/42; valued at $10,500)	10,000	10,000
ABN Amro Securities LLC, (0.35%,
dated 4/30/13, due 5/1/13; proceeds
$20,000; fully collateralized by Common
Stocks; 3M Co.; Allergan, Inc.; Allstate Corp.
(The); Altria Group, Inc.; American Tower Corp.;
AmerisourceBergen Corp.; Apache Corp.;
Apple, Inc.; Automatic Data Processing, Inc.;
Bank of America Corp.; CBS Corp.; Comerica,
Inc.; Crown Castle International Corp.; Danaher
Corp.; Darden Restaurants, Inc.; Denbury
Resources, Inc.; DENTSPLY International, Inc.;
DIRECTV; Dominion Resources, Inc.; DR Horton,
Inc.; Ecolab, Inc.; Equifax, Inc.; Exxon Mobil Corp.;

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Family Dollar Stores, Inc.; Ford Motor Co.;
Gannett Co., Inc.; General Dynamics Corp.;
H&R Block, Inc.; Harris Corp.; Helmerich &
Payne, Inc.; Hewlett-Packard Co.; Hormel
Foods Corp.; Howard Hughes Corp. (The);
Illinois Tool Works, Inc.; International Business
Machines Corp.; Jabil Circuit, Inc.; L Brands, Inc.;
Leggett & Platt, Inc.; Liberty Interactive Corp.;
Marathon Petroleum Corp.; MetLife, Inc.;
Microsoft Corp.; NextEra Energy, Inc.; NRG
Energy, Inc.; NYSE Euronext; Pepco Holdings,
Inc.; Pfizer, Inc.; Philip Morris International, Inc.;
Public Storage; PulteGroup, Inc.; Reynolds
American, Inc.; Robert Half International, Inc.;
Simon Property Group, Inc.; Snap-on, Inc.;
Time Warner Cable, Inc.; TJX Cos., Inc.;
Travelers Cos., Inc. (The); TripAdvisor, Inc.;
Verizon Communications, Inc.; WABCO Holdings,
Inc.; Walt Disney Co. (The); Western Digital Corp.;
Weyerhaeuser Co.; Wynn Resorts Ltd.;
Xylem, Inc.; Yahoo!, Inc.; Yum! Brands, Inc.;
Zions Bancorporation; valued at $21,000)	$20,000	$20,000
Barclays Capital, Inc., (0.73%, dated 10/12/12,
due 8/3/13; proceeds $35,209; fully
collateralized by Common Stocks; Analog
Devices, Inc.; AV Homes, Inc.; Biglari Holdings,
Inc.; Black Box Corp.; Carbonite, Inc.; Cash
America International, Inc.; Chemtura Corp.;
Cia de Bebidas das Americas; Coherent, Inc.;
Cott Corp.; Flagstar Bancorp, Inc.; Focus Media
Holding Ltd.; Grupo Televisa SAB; HDFC Bank
Ltd.; Healthcare Trust of America, Inc.;
HJ Heinz Co.; InterContinental Hotels Group PLC;
Koninklijke Philips Electronics N.V.; Lawson
Products, Inc.; Liberty Interactive Corp.; Lincoln
Electric Holdings, Inc.; Melco Crown
Entertainment Ltd.; Merck & Co., Inc.; Microsemi
Corp.; Mueller Industries, Inc.; NASDAQ OMX
Group, Inc. (The); National Grid PLC; Peoples
Federal Bancshares, Inc.; PHI, Inc.; RADWARE
Ltd.; Raytheon Co.; Rio Tinto PLC; Rocky
Mountain Chocolate Factory, Inc.; Seagate
Technology PLC; Sensata Technologies
Holding N.V.; Statoil ASA; SunPower Corp.;
Taiwan Semiconductor Manufacturing Co., Ltd.;
Taro Pharmaceutical Industries Ltd.;
Telefonica SA; Toyota Motor Corp.; UnitedHealth
Group, Inc.; Validus Holdings Ltd.; Warner
Chilcott PLC; Western Union Co. (The);
Convertible Bonds; Lennar Corp. 2.00%
due 12/1/20; Liberty Interactive LLC 4.00%
due 11/15/29; MGM Resorts International
4.25% due 4/15/15; National Retail Properties,
Inc. 5.13% due 6/15/28; Convertible Preferred
Stocks; Omnicare Capital Trust I; Omnicare
Capital Trust II; and U.S. Government Obligations;
U.S. Treasury Notes 2.00% - 5.13%
due 4/15/15 - 6/15/28; valued at $37,621)
(Demand 5/1/13)	35,000	35,000
	Face Amount (000)	Value (000)
BMO Capital Markets Corp., (0.25%, dated 4/30/13, due 5/1/13; proceeds $10,000; fully collateralized by a Corporate Bond; Province of Manitoba Canada 1.30% due 4/3/17; U.S. Government Agencies; Government National Mortgage Association 3.50% - 6.00% due 6/15/39 - 8/15/42; and U.S. Government Obligations; U.S. Treasury Notes 0.25% - 2.50% due 2/28/14 - 11/15/22; valued at $10,242)	$10,000	$10,000
BNP Paribas Securities Corp., (0.17%, dated 2/20/13, due 7/19/13; proceeds $30,021; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.50% - 5.50% due 8/1/26 - 2/1/43; Federal National Mortgage Association 3.00% - 6.00% due 2/1/18 - 8/1/51; Government National Mortgage Association 1.75% due 8/20/35; valued at $30,900) (Demand 5/7/13)	30,000	30,000
BNP Paribas Securities Corp., (0.18%, dated 1/8/13, due 7/8/13; proceeds $10,009; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 5.50% due 1/1/23 - 1/1/42; Federal National Mortgage Association 3.50% - 6.50% due 8/1/18 - 6/1/42; valued at $10,300) (Demand 5/7/13)	10,000	10,000
BNP Paribas Securities Corp., (0.20%, dated 12/6/12, due 6/5/13; proceeds $12,012; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.39% - 6.00% due 12/1/22 - 10/1/39; Federal National Mortgage Association 4.00% - 6.00% due 2/1/17 - 6/1/41; valued at $12,360) (Demand 5/7/13)	12,000	12,000
BNP Paribas Securities Corp., (0.21%, dated 12/4/12, due 6/3/13; proceeds $12,012; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.50% - 5.50% due 12/1/17 - 4/1/40; Federal National Mortgage Association 3.06% - 9.00% due 4/1/16 - 1/1/42; valued at $12,360) (Demand 5/7/13)	12,000	12,000
Credit Agricole Corp., (0.17%, dated 4/30/13, due 5/1/13; proceeds $150,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 12/1/41; Federal National Mortgage Association 3.50% due 3/1/42; valued at $154,757)	150,000	150,000
Credit Suisse Securities USA, (0.28%, dated
4/30/13, due 5/1/13; proceeds $25,000; fully
collateralized by Common Stocks; Alliance
Resource Partners LP; American Safety
Insurance Holdings Ltd.; Anixter International, Inc.;
Barrick Gold Corp.; Canadian Imperial Bank of
Commerce; Canadian National Railway Co.;
Chicago Bridge & Iron Co. N.V.; Comcast Corp.;
Compuware Corp.; Crosstex Energy, Inc.;
Crosstex Energy LP; Crown Holdings, Inc.;
CVD Equipment Corp.; Cytec Industries, Inc.;
Datalink Corp.; EMCOR Group, Inc.; Encore
Capital Group, Inc.; First M&F Corp.;

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Gardner Denver, Inc.; Health Net, Inc.; Horace
Mann Educators Corp.; Hubbell, Inc.; Hurco Cos.,
Inc.; Independence Holding Co.; Insight
Enterprises, Inc.; Investment Technology
Group, Inc.; Johnson Outdoors, Inc.; Kansas
City Life Insurance Co.; Kaydon Corp.;
Lannett Co., Inc.; Melco Crown Entertainment
Ltd.; Meta Financial Group, Inc.; MetroCorp
Bancshares, Inc.; Netscout Systems, Inc.;
Pantry, Inc. (The); Perficient, Inc.; PrivateBancorp,
Inc.; Royal Dutch Shell PLC; Shire PLC; Skechers
USA, Inc.; Ternium SA; True Religion Apparel,
Inc.; UniFirst Corp.; WisdomTree Investments,
Inc.; valued at $26,253)	$25,000	$25,000
Deutsche Bank Securities, Inc., (0.17%, dated 4/30/13, due 5/1/13; proceeds $29,500; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.25% - 0.75% due 3/31/15 - 3/31/18; valued at $30,054)	29,500	29,500
Deutsche Bank Securities, Inc., (0.50%, dated
4/30/13, due 5/1/13; proceeds $10,000; fully
collateralized by Common Stocks; Abbott
Laboratories; Alaska Air Group, Inc.; Allergan,
Inc.; American Electric Power Co., Inc.; American
Safety Insurance Holdings Ltd.; AmREIT, Inc.;
Beam, Inc.; CF Industries Holdings, Inc.;
Citigroup, Inc.; Comcast Corp.; Dell, Inc.;
Edison International; Focus Media Holding Ltd.;
Google, Inc.; H&R Block, Inc.; HJ Heinz Co.;
Humana, Inc.; IDT Corp.; Independence
Holding Co.; Ingersoll-Rand PLC; McDonald's
Corp.; Monsanto Co.; News Corp.; Novo Nordisk
A/S; Philip Morris International, Inc.; Praxair, Inc.;
Statoil ASA; Teva Pharmaceutical Industries Ltd.;
WuXi PharmaTech Cayman, Inc.; Convertible
Preferred Stocks; Aspen Insurance Holdings Ltd.;
Bunge Ltd.; and a U.S. Government Obligation;
U.S. Treasury Note 5.50% due 6/15/29;
valued at $10,691)	10,000	10,000
Goldman Sachs & Co., (0.17%, dated 4/30/13, due 5/1/13; proceeds $15,000; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 4.50% due 1/1/41; valued at $15,452)	15,000	15,000
HSBC Securities USA, (0.25%, dated 4/30/13, due 5/1/13; proceeds $10,000; fully collateralized by Corporate Bonds; American Electric Power Co., Inc. 1.65% due 12/15/17; Freeport-McMoRan Copper & Gold, Inc. 3.55% due 3/1/22; Life Technologies Corp. 6.00% due 3/1/20; valued at $10,502)	10,000	10,000
ING Financial Markets LLC, (0.28%, dated 4/30/13, due 5/1/13; proceeds $20,000; fully collateralized by Corporate Bonds; Airgas, Inc. 2.38% - 4.50% due 9/15/14 - 2/15/20; Laboratory Corp. of America Holdings 3.75% due 8/23/22; Lorillard Tobacco Co. 6.88% due 5/1/20; valued at $21,003)	20,000	20,000
ING Financial Markets LLC, (0.38%, dated 4/30/13, due 5/1/13; proceeds $10,000; fully collateralized by Corporate Bonds; Airgas, Inc. 4.50% due 9/15/14; ONEOK Partners LP 6.15% due 10/1/16; valued at $10,504)	10,000	10,000
	Face Amount (000)	Value (000)
JP Morgan Clearing Corp., (0.31%, dated 4/30/13,
due 5/1/13; proceeds $15,000; fully
collateralized by Common Stocks; Abbott
Laboratories; Apple, Inc.; BBX Capital Corp.;
Bruker Corp.; Charles River Laboratories
International, Inc.; Community Health Systems,
Inc.; Cosan Ltd.; CSR PLC; CVS Caremark Corp.;
Dynegy, Inc.; Electrolux AB; Embotelladora
Andina SA; Equinix, Inc.; Ford Motor Co.;
Freeport-McMoRan Copper & Gold, Inc.;
Grifols SA; Gruma SAB de CV; Grupo Televisa SAB;
JPMorgan Chase & Co.; Melco Crown
Entertainment Ltd.; Mercury General Corp.;
Mid-America Apartment Communities, Inc.;
Mohawk Industries, Inc.; Mueller Industries, Inc.;
Myriad Genetics, Inc.; Novo Nordisk A/S;
Philippine Long Distance Telephone Co.; Royal
Dutch Shell PLC; Shire PLC; Silicon Motion
Technology Corp.; Sony Corp.; Total SA; Toyota
Motor Corp.; VimpelCom Ltd.; Youku Tudou, Inc.;
YPF SA; valued at $15,752)	$15,000	$15,000
JP Morgan Clearing Corp., (0.71%, dated 3/1/13,
due 8/3/13; proceeds $40,122; fully
collateralized by Common Stocks; Cosan Ltd.;
Electrolux AB; Gruma SAB de CV; Grupo
Televisa SAB; Melco Crown Entertainment Ltd.;
Novo Nordisk A/S; Philippine Long Distance
Telephone Co.; Royal Dutch Shell PLC; Shire PLC;
Silicon Motion Technology Corp.; Sony Corp.;
Total SA; Toyota Motor Corp.; VimpelCom Ltd.;
Youku Tudou, Inc.; YPF SA; and Convertible
Bonds; Alcatel-Lucent USA, Inc. 2.75%
due 6/15/25; Alcoa, Inc. 5.25% due 3/15/14;
DR Horton, Inc. 2.00% due 5/15/14; Lennar
Corp. 2.75% due 12/15/20; Omnicare, Inc.
3.75% due 12/15/25; Teleflex, Inc. 3.88%
due 8/1/17; valued at $43,981)
(Demand 6/3/13)	40,000	40,000
JP Morgan Securities LLC, (0.50%, dated 3/6/13,
due 6/14/13; proceeds $45,063; fully
collateralized by Corporate Bonds; AK Steel
Corp. 7.63% - 8.38% due 5/15/20 - 4/1/22;
AMC Entertainment, Inc. 8.75% due 6/1/19;
Caesars Entertainment Operating Co., Inc.
8.50% due 2/15/20; Caesars Operating Escrow
LLC/Caesars Escrow Corp. 9.00% due 2/15/20;
CDW LLC/CDW Finance Corp. 8.50%
due 4/1/19; Central Garden and Pet Co. 8.25%
due 3/1/18; Chaparral Energy, Inc. 7.63% -
8.25% due 9/1/21 - 11/15/22; Cinemark USA,
Inc. 7.38% due 6/15/21; Claire's Stores, Inc.
6.13% due 3/15/20; Comstock Resources, Inc.
8.38% due 10/15/17; ConvaTec Healthcare E SA
10.50% due 12/15/18 EV Energy Partners
LP/EV Energy Finance Corp. 8.00%
due 4/15/19; Exide Technologies 8.63%
due 2/1/18; Exterran Partners LP/EXLP Finance
Corp. 6.00% due 4/1/21; Felcor Lodging LP
5.63% due 3/1/23; Ferrellgas LP/Ferrellgas
Finance Corp. 9.13% due 10/1/17; Hercules
Offshore, Inc. 10.50% due 10/15/17;
Intelsat Jackson Holdings SA 7.25% due 4/1/19;
JC Penney Corp., Inc. 5.75% - 7.40%
due 2/15/18 - 4/1/37; K Hovnanian Enterprises,
Inc. 7.25% due 10/15/20; Kindred Healthcare,
Inc. 8.25% due 6/1/19; Kratos Defense & Security

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Solutions, Inc. 10.00% due 6/1/17; Live
Nation Entertainment, Inc. 8.13% due
5/15/18; Meritor, Inc. 8.13% - 10.63% due
9/15/15 - 3/15/18; Michaels Stores, Inc.
7.75% due 11/1/18; Oasis Petroleum, Inc.
6.88% - 7.25% due 2/1/19 - 1/15/23; Offshore
Group Investment Ltd. 7.13% due 4/1/23;
Palace Entertainment Holdings LLC/Palace
Entertainment Holdings Corp. 8.88% due
4/15/17; Penn Virginia Resource Partners
LP/Penn Virginia Resource Finance Corp. II
8.38% due 6/1/20; Pinnacle Foods Finance
LLC/Pinnacle Foods Finance Corp. 8.25%
due 9/1/17; Prestige Brands, Inc. 8.13%
due 2/1/20; SandRidge Energy, Inc. 7.50% -
8.75% due 1/15/20 - 2/15/23; Stallion Oilfield
Holdings Ltd. 10.50% due 2/15/15; SunGard
Data Systems, Inc. 7.38% due 11/15/18;
Tervita Corp. 8.00% due 11/15/18; Toys R Us,
Inc. 10.38% due 8/15/17; TransDigm, Inc.
5.50% due 10/15/20; USG Corp. 6.30% due
11/15/16; Vanguard Health Holding Co. II
LLC/Vanguard Holding Co. II, Inc. 8.00%
due 2/1/18; W&T Offshore, Inc. 8.50%
due 6/15/19; West Corp. 8.63% due 10/1/18;
Wind Acquisition Holdings Finance SA Zero
Coupon due 7/15/17; valued at $47,702)	$45,000	$45,000
Merrill Lynch Pierce Fenner & Smith, (0.56%,
dated 4/11/13, due 10/7/13; proceeds
$25,070; fully collateralized by Common Stocks;
Aixtron SE; ASM International N.V.; AutoNavi
Holdings Ltd.; Baidu, Inc.; Banco de Chile; BHP
Billiton Ltd.; BHP Billiton PLC; BP PLC; BT Group
PLC; Canon, Inc.; Carnival Corp.; CGG; Chicago
Bridge & Iron Co. N.V.; China Mobile Ltd.; China
Southern Airlines Co., Ltd.; Cia Cervecerias
Unidas SA; Cia de Bebidas das Americas;
Cia de Minas Buenaventura SA; CPFL Energia SA;
Credit Suisse Group AG; CSR PLC; Ctrip.com
International Ltd.; Embotelladora Andina SA;
Empresa Nacional de Electricidad SA; Empresas
ICA SAB de CV; Enersis SA; Fly Leasing Ltd.;
Focus Media Holding Ltd.; Grupo Aeroportuario
del Centro Norte Sab de CV; Grupo Aeroportuario
del Pacifico SAB de CV; Grupo Financiero
Santander Mexico SAB de CV; Grupo
Televisa SAB; Guangshen Railway Co., Ltd.;
Home Inns & Hotels Management, Inc.; ICICI Bank
Ltd.; InterContinental Hotels Group PLC; Internet
Initiative Japan, Inc.; LG Display Co., Ltd.; Mobile
Telesystems OJSC; New Oriental Education &
Technology Group; NICE Systems Ltd.; Perfect
World Co., Ltd.; Randgold Resources Ltd.; Reed
Elsevier N.V.; Royal Dutch Shell PLC; Shinhan
Financial Group Co., Ltd.; Sociedad Quimica y
Minera de Chile SA; SouFun Holdings Ltd.; Taiwan
Semiconductor Manufacturing Co., Ltd.; Total SA;
Turkcell Iletisim Hizmetleri AS; Ultrapar
Participacoes SA; Urban Outfitters, Inc.;
Veolia Environnement SA; YPF SA; Convertible
Bonds; Lennar Corp. 2.00% - 3.25%
due 12/1/20 - 11/15/21; PHH Corp.
4.00% - 6.00% due 9/1/14 - 6/15/17;
	Face Amount (000)	Value (000)
Sotheby's 3.13% due 6/15/13; Stewart Enterprises, Inc. 3.13% due 7/15/14; Convertible Preferred Stocks; Aspen Insurance Holdings Ltd.; Fifth Third Bancorp; Wells Fargo & Co.; Preferred Stocks; Ally Financial, Inc.; Corporate-Backed Trust Certificates; Gabelli Equity Trust, Inc.; Montpelier Re Holdings Ltd.; PS Business Parks, Inc.; RBS Capital Funding Trust V; RBS Capital Funding Trust VII; Vornado Realty Trust; and U.S. Government Obligations; U.S. Treasury Notes 2.00% - 6.00% due 6/15/13 - 11/15/21; valued at $27,067) (Demand 5/1/13)	$25,000	$25,000
Merrill Lynch Pierce Fenner & Smith, (0.58%,
dated 4/11/13, due 4/4/14; proceeds $17,601;
fully collateralized by Common Stocks; BHP
Billiton PLC; BP PLC; Canon, Inc.; Carnival Corp.;
Chicago Bridge & Iron Co. N.V.; Cia de Minas
Buenaventura SA; CPFL Energia SA; Credit Suisse
Group AG; Ctrip.com International Ltd.;
Enersis SA; Focus Media Holding Ltd.; Grupo
Financiero Santander Mexico SAB de CV; Grupo
Televisa SAB; Mobile Telesystems OJSC;
Randgold Resources Ltd.; Royal Dutch Shell PLC;
SK Telecom Co., Ltd.; Taiwan Semiconductor
Manufacturing Co., Ltd.; Convertible Bonds;
Lennar Corp. 2.00% - 3.25% due 12/1/20 -
11/15/21; PHH Corp. 6.00% due 6/15/17;
Sotheby's 3.13% due 6/15/13; Standard Pacific
Corp. 1.25% due 8/1/32; Stewart Enterprises,
Inc. 3.13% due 7/15/14; Convertible Preferred
Stock; Aspen Insurance Holdings Ltd.; Preferred
Stocks; Ally Financial, Inc.; Bank One Capital VI;
Corporate-Backed Trust Certificates; Gabelli
Equity Trust, Inc.; Montpelier Re Holdings Ltd.;
Morgan Stanley Capital Trust III; Morgan Stanley
Capital Trust IV; Morgan Stanley Capital Trust V;
NorthStar Realty Finance Corp.; PS Business
Parks, Inc.; RBS Capital Funding Trust V; RBS
Capital Funding Trust VII; SCE Trust I; UBS
Preferred Funding Trust IV; US Bancorp; Vornado
Realty Trust; and U.S. Government Obligations;
U.S. Treasury Notes 1.25% - 6.00%
due 6/15/13 - 8/1/32; valued at $18,982)
(Demand 5/1/13)	17,500	17,500
Mizuho Securities USA, Inc., (0.36%, dated
4/30/13, due 5/1/13; proceeds $95,001; fully
collateralized by Common Stocks; Akamai
Technologies, Inc.; American Capital Agency
Corp.; Anadarko Petroleum Corp.; Baidu, Inc.;
Berkshire Hathaway, Inc.; Boeing Co. (The);
BP PLC; Broadcom Corp.; Cardinal Health, Inc.;
Caterpillar, Inc.; CME Group, Inc.; CoreLogic, Inc.;
Cray, Inc.; Ctrip.com International Ltd.;
Diageo PLC; Discover Financial Services; Dollar
General Corp.; Focus Media Holding Ltd.;
Grifols SA; Home Depot, Inc. (The); Ingersoll-Rand
PLC; International Business Machines Corp.;
InterOil Corp.; Invesco Ltd.; Masco Corp.;
McDonald's Corp.; Merck & Co., Inc.; New
Oriental Education & Technology Group; NICE
Systems Ltd.; Norfolk Southern Corp.;
Novartis AG; Owens Corning; Parker Hannifin
Corp.; PepsiCo., Inc.; Petroleo Brasileiro SA;

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Precision Castparts Corp.; Procter & Gamble Co. (The); Randgold Resources Ltd.; Royal Bank of Canada; Ryanair Holdings PLC; SanDisk Corp.; Seaspan Corp.; Simon Property Group, Inc.; SK Telecom Co., Ltd.; State Street Corp.; SunTrust Banks, Inc.; Ternium SA; Time Warner, Inc.; Travelers Cos., Inc. (The); Tyco International Ltd.; UnitedHealth Group, Inc.; VimpelCom Ltd.; Vodafone Group PLC; Walt Disney Co. (The); Xilinx, Inc.; Yanzhou Coal Mining Co., Ltd.; and a U.S. Government Obligation; U.S. Treasury Note 2.13% due 12/15/23; valued at $99,955)	$95,000	$95,000
RBS Securities, Inc., (0.45%, dated 4/30/13, due 5/1/13; proceeds $25,000; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 6.00% due 2/1/22 - 2/1/43; valued at $25,752)	25,000	25,000
SG Americas Securities, (0.30%, dated 4/30/13, due 5/1/13; proceeds $10,000; fully collateralized by Common Stocks; Allstate Corp. (The); Bank of America Corp.; Baxter International, Inc.; Boeing Co. (The); Broadcom Corp.; Citigroup, Inc.; Corning, Inc.; Discover Financial Services; EQT Corp.; Exxon Mobil Corp.; Google, Inc.; Home Depot, Inc. (The); Honeywell International, Inc.; International Business Machines Corp.; International Paper Co.; Marathon Petroleum Corp.; McDonald's Corp.; Microsoft Corp.; Noble Corp.; Pfizer, Inc.; QUALCOMM, Inc.; Starbucks Corp.; valued at $10,500)	10,000	10,000
SG Americas Securities, (0.34%, dated 4/25/13,
due 5/2/13; proceeds $25,002; fully
collateralized by Common Stocks; Advance Auto
Parts, Inc.; American Tower Corp.; Apple, Inc.;
Boeing Co. (The); Broadcom Corp.; Capital One
Financial Corp.; Cisco Systems, Inc.; Citigroup,
Inc.; Discover Financial Services; Express Scripts
Holding Co.; Exxon Mobil Corp.; General
Electric Co.; Google, Inc.; HJ Heinz Co.;
International Business Machines Corp.; JPMorgan
Chase & Co.; Macy's, Inc.; MetLife, Inc.; Microsoft
Corp.; Mondelez International, Inc.; Morgan
Stanley; NYSE Euronext; PepsiCo., Inc.; Pfizer,
Inc.; QUALCOMM, Inc.; Starbucks Corp.;
Travelers Cos., Inc. (The); Wal-Mart Stores, Inc.;
valued at $26,250)	25,000	25,000
SG Americas Securities, (0.46%, dated 4/1/13,
due 5/6/13; proceeds $5,002; fully
collateralized by Common Stocks; Advance Auto
Parts, Inc.; Apple, Inc.; Bank of America Corp.;
Beam, Inc.; Boeing Co. (The); Cisco Systems, Inc.;
Citigroup, Inc.; Discover Financial Services;
Express Scripts Holding Co.; Exxon Mobil Corp.;
Google, Inc.; International Business Machines
Corp.; JPMorgan Chase & Co.; McDonald's Corp.;
MetLife, Inc.; Mondelez International, Inc.;
Morgan Stanley; NYSE Euronext; PepsiCo., Inc.;
Pfizer, Inc.; Prudential Financial, Inc.; Starbucks
Corp.; Travelers Cos., Inc. (The); Tyco
International Ltd.; US Bancorp;
valued at $5,250)	5,000	5,000
	Face Amount (000)	Value (000)
Wells Fargo Securities LLC, (0.17%, dated 4/30/13, due 5/1/13; proceeds $215,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Bank; 0.22% due 9/22/14; Federal Home Loan Bank Discount Notes Zero Coupon due 6/28/13 - 7/24/13; valued at $219,122)	$215,000	$215,000
Wells Fargo Securities LLC, (0.25%, dated 4/30/13, due 5/1/13; proceeds $25,000; fully collateralized by Corporate Bonds; AT&T, Inc. 6.50% due 9/1/37; DCP Midstream LLC 6.45% due 11/3/36; Enterprise Products Operating LLC 5.75% due 3/1/35; Highwoods Realty LP 3.63% due 1/15/23; Morgan Stanley 2.13% due 4/25/18; Reinsurance Group of America, Inc. 5.00% due 6/1/21; valued at $26,250)	25,000	25,000
Wells Fargo Securities LLC, (0.30%, dated 4/24/13,
due 5/1/13; proceeds $10,001; fully
collateralized by Corporate Bonds; American
International Group, Inc. 3.80% - 6.40%
due 3/22/17 - 12/15/20; Berkshire Hathaway,
Inc. 4.50% due 2/11/43; Colonial Pipeline Co.
7.63% due 4/15/32; Discovery Communications
LLC 6.35% due 6/1/40; Energy Transfer
Partners LP 7.50% due 7/1/38; Hanover
Insurance Group, Inc. (The) 6.38% due 6/15/21;
Mondelez International, Inc. 5.25% due 10/1/13;
Petro-Canada 6.05% due 5/15/18; Time Warner
Cable, Inc. 5.50% due 9/1/41; TransCanada
PipeLines Ltd. 5.85% due 3/15/36; Wal-Mart
Stores, Inc. 2.55% due 4/11/23; Walt Disney Co.
(The) 2.35% due 12/1/22; valued at $10,500)	10,000	10,000
Wells Fargo Securities LLC, (0.30%, dated 4/30/13, due 5/7/13; proceeds $20,001; fully collateralized by Corporate Bonds; Cliffs Natural Resources, Inc. 3.95% due 1/15/18; DCP Midstream LLC 6.45% due 11/3/36; Dominion Resources, Inc. 2.75% due 9/15/22; Morgan Stanley 5.63% due 9/23/19; Westpac Banking Corp. 3.00% due 8/4/15; valued at $21,000)	20,000	20,000
Wells Fargo Securities LLC, (0.35%, dated 4/30/13, due 5/1/13; proceeds $10,000; fully collateralized by Corporate Bonds; Boise Paper Holdings LLC/Boise Finance Co. 8.00% due 4/1/20; Caterpillar Financial Services Corp. 1.38% due 5/20/14; Copano Energy LLC/Copano Energy Finance Corp. 7.75% due 6/1/18; Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.38% due 6/1/19; Olin Corp. 8.88% due 8/15/19; United Rentals North America, Inc. 8.25% due 2/1/21; Wal-Mart Stores, Inc. 2.55% due 4/11/23; valued at $10,581)	10,000	10,000
Wells Fargo Securities LLC, (0.40%, dated 4/24/13,
due 5/1/13; proceeds $10,001; fully
collateralized by Corporate Bonds; AGL
Capital Corp. 6.00% due 10/1/34; Anixter, Inc.
5.95% due 3/1/15; HJ Heinz Co. 3.13%
due 9/12/21; Host Hotels & Resorts LP 9.00%
due 5/15/17; Kimco Realty Corp. 6.88%
due 10/1/19; Massachusetts Mutual Life

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Insurance Co. 8.88% due 6/1/39; Occidental Petroleum Corp. 1.75% due 2/15/17; Pacific Gas & Electric Co. 4.80% due 3/1/14; Petro-Canada 6.05% due 5/15/18; Realty Income Corp. 6.75% due 8/15/19; TransCanada PipeLines Ltd. 6.20% due 10/15/37; United Rentals North America, Inc. 8.25% due 2/1/21; Wal-Mart Stores, Inc. 2.55% due 4/11/23; WEA Finance LLC/WT Finance Aust Pty Ltd. 3.38% due 10/3/22; valued at $10,511)	$10,000	$10,000
Total Repurchase Agreements (Cost $1,001,000)		1,001,000
Tax-Exempt Instruments (17.3%)
Closed-End Investment Company (0.4%)
Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT)
0.32%, 5/5/41 (b)	10,000	10,000
Municipal Bond (1.4%)
California, Ser 2012-13 A-2 RANs
2.50%, 6/20/13	40,000	40,113
Weekly Variable Rate Bonds (15.5%)
California Statewide Communities Development Authority, Kaiser Permanente Ser 2008 A 0.20%, 4/1/32	26,100	26,100
Kaiser Permanente Ser 2009 C-1 0.20%, 4/1/46	27,000	27,000
Kaiser Permanente Ser 2009 C-2 0.20%, 4/1/46	17,500	17,500
Kaiser Permanente Ser 2009 C-3 0.20%, 4/1/45	34,900	34,900
Chicago Mission AAA Hockey Club, IL, Taxable Ser 2011 0.25%, 5/1/46	5,000	5,000
Colorado Housing & Finance Authority, Multi-Family Class II 2005 Ser A-3 (AMT) 0.24%, 4/1/40	15,385	15,385
Single Family Mortgage Class I 2003 Ser B-3 (AMT) 0.21%, 11/1/26	11,880	11,880
Fremont, CA, Ser 2010 COPs 0.22%, 8/1/38	10,000	10,000
Kansas Department of Transportation, Highway Ser 2004 C-4 0.21%, 9/1/24	46,550	46,550
Loudoun County Industrial Development Authority, VA, Howard Hughes Medical Institute Ser 2003 D 0.21%, 2/15/38	11,200	11,200
Maryland Department of Housing & Community Development, Community Development Administration Residential 2004 Ser F (AMT) 0.21%, 9/1/35	20,000	20,000
Community Development Administration Residential 2006 Ser G (AMT) 0.23%, 9/1/40	19,000	19,000
	Face Amount (000)	Value (000)
New York City Municipal Water Finance Authority, NY, Second General Fiscal 2010 Ser CC 0.22%, 6/15/41	$52,200	$52,200
New York City, NY, Fiscal 2010 Subser G-4 0.22%, 3/1/39	23,700	23,700
New York State Housing Finance Agency, Chelsea Apartments 2003 Ser A (AMT) 0.24%, 11/15/36	45,000	45,000
Related-Taconic West 17th Street Ser 2009 A 0.23%, 5/15/39	17,150	17,150
Santa Clara Valley Transportation Authority, CA, Measure A Sales Tax Ser 2008 A 0.22%, 4/1/36	22,945	22,945
South Carolina Jobs - Economic Development Authority, Oconee Memorial Hospital Ser 2006 A (Radian) 0.22%, 10/1/36	26,830	26,830
Utah Housing Corporation, Single Family Mortgage Class I 2008 Ser D-1 (AMT) 0.25%, 7/1/39	10,815	10,815
		443,155
Total Tax-Exempt Instruments (Cost $493,268)		493,268
Time Deposit (4.9%)
International Bank (4.9%)
DNB Nor Bank ASA Cayman Islands 0.14%, 5/1/13 (Cost $140,000)	140,000	140,000
Total Investments (100.0%) (Cost $2,852,993)		2,852,993
Other Assets in Excess of Liabilities (0.0%) (c)		830
Net Assets (100.0%)		$2,853,823

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Amount is less than 0.05%.

AMT  Alternative Minimum Tax.

COPs  Certificates of Participation.

RANs  Revenue Anticipation Notes.

VRDP  Variable Rate Demand Preferred.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	35.1%
Tax-Exempt Instruments	17.3
Floating Rate Notes	17.0
Commercial Paper	13.2
Certificates of Deposit	6.8
Extendible Floating Rate Notes	5.7
Other*	4.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments

Prime Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (15.7%)
International Banks (15.7%)
Bank of Montreal,
0.30%, 5/9/13 - 5/13/13	$160,500	$160,500
Credit Suisse NY
0.25%, 7/31/13	228,000	228,000
Lloyds TSB Bank PLC,
0.15%, 5/1/13 - 5/7/13	948,000	948,000
Oversea Chinese Banking Corporation,
0.17%, 5/1/13	85,000	85,000
0.22%, 7/26/13	200,000	200,000
0.25%, 9/19/13	99,000	98,996
0.27%, 10/2/13	200,000	200,000
Rabobank Nederland
0.39%, 5/3/13	50,000	50,000
Skandin Ens Banken,
0.25%, 5/2/13	455,000	455,000
0.30%, 11/1/13	500,000	500,000
Svenska Handelsbanken AB
0.31%, 6/5/13	233,000	233,001
Swedbank AB
0.14%, 5/7/13	134,200	134,200
Total Certificates of Deposit (Cost $3,292,697)		3,292,697
Commercial Paper (a) (11.4%)
Food & Beverage (0.8%)
Coca-Cola Co.,
0.26%, 5/1/13 - 5/2/13 (b)	109,800	109,799
0.27%, 5/14/13 (b)	63,000	62,994
		172,793
International Banks (10.6%)
ASB Finance Ltd.
0.30%, 5/14/13 (b)	87,500	87,491
Mizuho Funding LLC,
0.24%, 7/12/13 (b)	530,000	529,751
0.25%, 7/19/13 (b)	185,000	184,901
Nordea North America, Inc.,
0.30%, 5/30/13 - 6/12/13	72,000	71,979
0.31%, 6/5/13	256,000	255,924
NRW Bank
0.15%, 5/7/13	70,450	70,448
Svenska Handelsbanken AB,
0.25%, 7/5/13 (b)	118,000	117,947
0.26%, 6/28/13 (b)	235,300	235,203
0.31%, 5/1/13 (b)	229,000	229,000
UOB Funding LLC,
0.22%, 7/10/13 - 7/19/13	282,900	282,770
0.23%, 5/20/13	49,200	49,194
Westpac Securities NZ Ltd.
0.31%, 5/17/13 (b)	104,500	104,486
		2,219,094
Total Commercial Paper (Cost $2,391,887)		2,391,887
	Face Amount (000)	Value (000)
Extendible Floating Rate Notes (6.6%)
International Banks (6.6%)
Bank of Nova Scotia (Extendible Maturity Date 5/30/14)
0.34%, 1/31/19	$237,250	$237,250
JP Morgan Chase Bank NA (Extendible Maturity Date 5/7/14)
0.36%, 3/07/19	420,000	420,000
Royal Bank of Canada (Extendible Maturity Date 5/1/14)
0.38%, 4/01/19	370,000	369,968
Wells Fargo Bank NA (Extendible Maturity Date 5/23/14)
0.34%, 3/20/19	352,000	352,000
Total Extendible Floating Rate Notes (Cost $1,379,218)		1,379,218
Floating Rate Notes (13.3%)
International Banks (13.3%)
Bank of Nova Scotia
0.33%, 7/2/13	175,000	175,000
Credit Suisse NY
0.25%, 7/29/13	337,500	337,500
National Australia Bank,
0.27%, 10/11/13	474,100	474,100
0.29%, 8/9/13	445,900	445,900
Royal Bank of Canada,
0.33%, 7/11/13 - 5/1/14	305,000	305,000
Toronto Dominion Bank,
0.28%, 7/26/13 - 10/21/13	691,500	691,500
Westpac Banking Corp.,
0.28%, 10/9/13	21,000	21,000
0.29%, 8/27/13	350,000	349,995
Total Floating Rate Notes (Cost $2,799,995)		2,799,995
Repurchase Agreements (41.6%)
ABN Amro Securities LLC, (0.25%, dated 4/30/13,
due 5/1/13; proceeds $90,001; fully
collateralized by Corporate Bonds; Air Products &
Chemicals, Inc. 3.00% due 11/3/21; Altria Group,
Inc. 2.85% due 8/9/22; AT&T, Inc. 2.63%
due 12/1/22; BHP Billiton Finance USA Ltd.
6.75% due 11/1/13; Cardinal Health, Inc. 3.20%
due 3/15/23; Cellco Partnership/Verizon
Wireless Capital LLC 8.50% due 11/15/18;
Citigroup, Inc. 4.75% due 5/19/15; Cliffs
Natural Resources, Inc. 6.25% due 10/1/40;
Comcast Corp. 2.85% due 1/15/23; Comerica
Bank 5.75% due 11/21/16; Coventry Health
Care, Inc. 5.45% due 6/15/21; General Electric
Capital Corp. 4.65% due 10/17/21; Illinois Tool
Works, Inc. 3.38% due 9/15/21; International
Business Machines Corp. 0.88% - 1.95%
due 10/31/14 - 7/22/16; Kerry Group Financial
Services 3.20% due 4/9/23; Manufacturers &
Traders Trust Co. 1.45% due 3/7/18; McKesson
Corp. 2.85% due 3/15/23; Medtronic, Inc.
6.50% due 3/15/39; Merrill Lynch & Co., Inc.
7.75% due 5/14/38; Mondelez International, Inc.
4.13% due 2/9/16; NBC Universal Media LLC
2.88% due 1/15/23; PNC Funding Corp. 4.25%

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
due 9/21/15; Statoil ASA 9.13% due 7/15/14; Texas Instruments, Inc. 1.38% due 5/15/14; UnitedHealth Group, Inc. 6.88% due 2/15/38; Vodafone Group PLC 1.50% due 2/19/18; Walgreen Co. 3.10% - 4.40% due 9/15/22 - 9/15/42; Walt Disney Co. (The) 1.35% due 8/16/16; Wells Fargo & Co. 3.45% due 2/13/23; valued at $94,500)	$90,000	$90,000
ABN Amro Securities LLC, (0.35%, dated 4/30/13,
due 5/1/13; proceeds $155,002; fully
collateralized by Common Stocks; 3M Co.;
Abercrombie & Fitch Co.; AES Corp.; Aetna, Inc.;
Agilent Technologies, Inc.; Air Products &
Chemicals, Inc.; Airgas, Inc.; Akamai
Technologies, Inc.; Allergan, Inc.; Altera Corp.;
Altria Group, Inc.; Amazon.com, Inc.; Ameren
Corp.; American Express Co.; American Tower
Corp.; Ameriprise Financial, Inc.; Amgen, Inc.;
Amphenol Corp.; Anadarko Petroleum Corp.;
Analog Devices, Inc.; Apache Corp.; Apartment
Investment & Management Co.; Apple, Inc.;
Applied Materials, Inc.; AT&T, Inc.; Autodesk, Inc.;
Automatic Data Processing, Inc.; AutoZone, Inc.;
AvalonBay Communities, Inc.; Avon Products,
Inc.; Ball Corp.; Bank of America Corp.; Bank of
New York Mellon Corp. (The); Baxter International,
Inc.; Beam, Inc.; Becton Dickinson and Co.;
Bed Bath & Beyond, Inc.; Berkshire Hathaway,
Inc.; Biogen Idec, Inc.; BMC Software, Inc.;
BorgWarner, Inc.; Brown-Forman Corp.; CA, Inc.;
Cabot Oil & Gas Corp.; Cameron International
Corp.; Campbell Soup Co.; Cardinal Health, Inc.;
CareFusion Corp.; CarMax, Inc.; CBRE Group,
Inc.; CBS Corp.; CenterPoint Energy, Inc.; Cerner
Corp.; CF Industries Holdings, Inc.; CH Robinson
Worldwide, Inc.; Chesapeake Energy Corp.;
Chipotle Mexican Grill, Inc.; Cigna Corp.; Cintas
Corp.; Citigroup, Inc.; Citrix Systems, Inc.;
Clorox Co. (The); CME Group, Inc.; CMS Energy
Corp.; Coach, Inc.; Coca-Cola Enterprises, Inc.;
Cognizant Technology Solutions Corp.; Computer
Sciences Corp.; ConAgra Foods, Inc.;
ConocoPhillips; CONSOL Energy, Inc.;
Constellation Brands, Inc.; Costco Wholesale
Corp.; Coventry Health Care, Inc.; CR Bard, Inc.;
Crown Castle International Corp.; Cummins, Inc.;
CVS Caremark Corp.; Danaher Corp.; DaVita
HealthCare Partners, Inc.; Dell, Inc.; DIRECTV;
Discovery Communications, Inc.; Dollar General
Corp.; Dollar Tree, Inc.; Dover Corp.; Dow
Chemical Co. (The); Dr. Pepper Snapple Group,
Inc.; DTE Energy Co.; Duke Energy Corp.; Dun &
Bradstreet Corp. (The); Eastman Chemical Co.;
Edison International; Edwards Lifesciences Corp.;
Electronic Arts, Inc.; Eli Lilly & Co.; EMC Corp.;
Emerson Electric Co.; EOG Resources, Inc.;
EQT Corp.; Estee Lauder Cos., Inc. (The);
Expeditors International of Washington, Inc.;
Exxon Mobil Corp.; Fastenal Co.; Fidelity National
Information Services, Inc.; Fifth Third BanCorp;
Fiserv, Inc.; Fluor Corp.; Ford Motor Co.; Forest
Laboratories, Inc.; Fossil, Inc.; Gap, Inc. (The);
General Dynamics Corp.; Genuine Parts Co.;
Goldman Sachs Group, Inc. (The); Harley-Davidson,

	Face Amount (000)	Value (000)
Inc.; Hartford Financial Services Group, Inc.;
Health Care REIT, Inc.; Hershey Co. (The);
Hewlett-Packard Co.; Honeywell International,
Inc.; Hospira, Inc.; Host Hotels & Resorts, Inc.;
Howard Hughes Corp. (The); Humana, Inc.; Illinois
Tool Works, Inc.; IntercontinentalExchange, Inc.;
International Business Machines Corp.;
International Flavors & Fragrances, Inc.;
International Game Technology; Interpublic Group
of Cos., Inc. (The); Invesco Ltd.; Iron Mountain,
Inc.; Jacobs Engineering Group, Inc.; JM
Smucker Co. (The); Johnson & Johnson; Joy
Global, Inc.; Juniper Networks, Inc.; Kimberly-Clark
Corp.; Kimco Realty Corp.; KLA-Tencor Corp.;
Kohl's Corp.; L-3 Communications Holdings, Inc.;
Laboratory Corp. of America Holdings; Lam
Research Corp.; Liberty Interactive Corp.; Life
Technologies Corp.; Lincoln National Corp.;
Linear Technology Corp.; Lockheed Martin Corp.;
Loews Corp.; Lorillard, Inc.; Lowe's Cos., Inc.;
M&T Bank Corp.; Macy's, Inc.; Marathon Oil Corp.;
Marathon Petroleum Corp.; Marriott International,
Inc.; Masco Corp.; Mastercard, Inc.; Mattel, Inc.;
McCormick & Co., Inc.; McGraw Hill Financial, Inc.;
McKesson Corp.; Mead Johnson Nutrition Co.;
MeadWestvaco Corp.; MetLife, Inc.; Microchip
Technology, Inc.; Microsoft Corp.; Molex, Inc.;
Molson Coors Brewing Co.; Mondelez International,
Inc.; Monster Beverage Corp.; Moody's Corp.;
Mosaic Co. (The); Motorola Solutions, Inc.;
Murphy Oil Corp.; NetApp, Inc.; Newell
Rubbermaid, Inc.; Newmont Mining Corp.; News
Corp.; NIKE, Inc.; Nordstrom, Inc.; Northeast
Utilities; Northern Trust Corp.; Nucor Corp.;
NYSE Euronext; Omnicom Group, Inc.; ONEOK,
Inc.; Oracle Corp.; O'Reilly Automotive, Inc.; Pall
Corp.; Parker Hannifin Corp.; Paychex, Inc.;
Peabody Energy Corp.; People's United Financial,
Inc.; PerkinElmer, Inc.; Perrigo Co.; Pfizer, Inc.;
Phillips 66; Pinnacle West Capital Corp.; Pioneer
Natural Resources Co.; Plum Creek Timber Co,
Inc.; PNC Financial Services Group, Inc. (The);
Popular, Inc.; Principal Financial Group, Inc.;
Precision Castparts Corp.; priceline.com, Inc.;
Progressive Corp. (The); Public Service Enterprise
Group, Inc.; Public Storage; QEP Resources, Inc.;
Quanta Services, Inc.; Quest Diagnostics, Inc.;
Ralph Lauren Corp.; Range Resources Corp.;
Red Hat, Inc.; Republic Services, Inc.; Reynolds
American, Inc.; Rockwell Automation, Inc.;
Rockwell Collins, Inc.; Roper Industries, Inc.;
Ross Stores, Inc.; SanDisk Corp.; Scripps
Networks Interactive, Inc.; Sherwin-Williams Co.
(The); Sigma-Aldrich Corp.; SLM Corp.;
Southwestern Energy Co.; St. Jude Medical, Inc.;
Stanley Black & Decker, Inc.; Starbucks Corp.;
Starwood Hotels & Resorts Worldwide, Inc.;
State Street Corp.; SunTrust Banks, Inc.;
Symantec Corp.; T Rowe Price Group, Inc.;
Target Corp.; Teradata Corp.; Texas Instruments,
Inc.; Textron, Inc.; Tiffany & Co.; Time Warner,
Inc.; Time Warner Cable, Inc.; TJX Cos., Inc.;
Torchmark Corp.; Total System Services, Inc.;
Travelers Cos., Inc. (The); Tyson Foods, Inc.;
United Parcel Service, Inc.; Unum Group;

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Urban Outfitters, Inc.; US Bancorp; VeriSign, Inc.; Verizon Communications, Inc.; VF Corp.; Viacom, Inc.; Visa, Inc.; Vornado Realty Trust; Vulcan Materials Co.; Walgreen Co.; Wal-Mart Stores, Inc.; Walt Disney Co. (The); Waste Management, Inc.; Waters Corp.; Western Union Co. (The); Whirlpool Corp.; Whole Foods Market, Inc.; Wisconsin Energy Corp.; WW Grainger, Inc.; Wyndham Worldwide Corp.; Xcel Energy, Inc.; valued at $162,750)	$155,000	$155,000
Bank of Nova Scotia, (0.19%, dated 1/7/13, due 1/2/14; proceeds $500,950; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 5.50% due 8/1/25 - 4/1/43; Federal National Mortgage Association 2.50% - 5.50% due 3/1/26 - 1/1/43; valued at $515,649) (Demand 5/7/13)	500,000	500,000
Bank of Nova Scotia, (0.20%, dated 3/15/13, due 3/10/14; proceeds $275,550; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 5.00% due 8/1/26 - 12/1/42; Federal National Mortgage Association 3.00% - 5.00% due 5/1/26 - 4/1/43; valued at $283,330) (Demand 5/7/13)	275,000	275,000
Bank of Nova Scotia, (0.20%, dated 3/6/13, due 3/4/14; proceeds $100,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 4.50% due 7/1/41 - 1/1/42; Federal National Mortgage Association 2.50% - 4.50% due 4/1/26 - 11/1/41; valued at $103,456) (Demand 5/7/13)	100,000	100,000
Barclays Capital, Inc., (0.15%, dated 4/30/13, due 5/1/13; proceeds $57,000; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.50% due 7/31/16; valued at $58,106)	57,000	57,000
Barclays Capital, Inc., (0.60%, dated 4/25/13, due
7/25/13; proceeds $100,152; fully collateralized
by Corporate Bonds; Advanced Micro Devices,
Inc. 7.75% due 8/1/20; AK Steel Corp. 7.63%
due 5/15/20; Ally Financial, Inc. Zero Coupon -
8.00% due 2/15/17 - 1/1/49; Antero Resources
Finance Corp. 9.38% due 12/1/17; Apria
Healthcare Group, Inc. 11.25% due 11/1/14;
Ardagh Packaging Finance PLC/Ardagh MP
Holdings USA, Inc. 7.38% - 9.13% due
10/15/17 - 10/15/20; Avaya, Inc. 7.00% -
10.50% due 4/1/19 - 3/1/21; Aviv Healthcare
Properties LP/Aviv Healthcare Capital Corp.
7.75% due 2/15/19; B&G Foods, Inc. 7.63%
due 1/15/18; Basic Energy Services, Inc. 7.75%
due 10/15/22; Beazer Homes USA, Inc. 9.13%
due 6/15/18; Berry Plastics Corp. 9.75% due
1/15/21; Boyd Gaming Corp. 9.00% due 7/1/20;
BreitBurn Energy Partners LP/BreitBurn Finance
Corp. 7.88% due 4/15/22; Brixmor LLC 6.90%
due 2/15/28; Caesars Entertainment Operating
Co., Inc. 11.25% due 6/1/17; Calpine Corp.
7.25% due 10/15/17; Catalina Marketing Corp.
10.50% due 10/1/15; CCO Holdings LLC/CCO

	Face Amount (000)	Value (000)
Holdings Capital Corp. 5.25% - 7.00% due
1/15/19 - 9/30/22; CDRT Holding Corp. 9.25%
due 10/1/17; Ceridian Corp. 12.25% due
11/15/15; Chiquita Brands International, Inc./
Chiquita Brands LLC 7.88% due 2/1/21;
CityCenter Holdings LLC/CityCenter Finance
Corp. 10.75% due 1/15/17; Claire's Stores, Inc.
9.00% due 3/15/19; Clearwire Communications
LLC/Clearwire Finance, Inc. 12.00% - 12.75%
due 12/1/15 - 12/1/16; Colt Defense LLC/Colt
Finance Corp. 8.75% due 11/15/17; Concho
Resources, Inc. 5.50% due 10/1/22; Copano
Energy LLC/Copano Energy Finance Corp.
7.13% due 4/1/21; Denbury Resources, Inc.
6.38% due 8/15/21; DJO Finance LLC/DJO
Finance Corp. 8.75% due 3/15/18; E*TRADE
Financial Corp. 6.38% due 11/15/19;
Eksportfinans ASA 3.00% due 11/17/14; Felcor
Lodging LP 6.75% - 10.00% due 10/1/14 -
6/1/19; First Data Corp. 8.88% due 8/15/20;
GenOn Energy, Inc. 7.63% due 6/15/14;
Gentiva Health Services, Inc. 11.50% due
9/1/18; Geo Group, Inc. (The) 6.63% due
2/15/21; Gray Television, Inc. 7.50%
due 10/1/20; Halcon Resources Corp. 9.75%
due 7/15/20; Hawk Acquisition Sub, Inc.
4.25% due 10/15/20; HealthSouth Corp. 7.25%
due 10/1/18; Hertz Corp. (The) 7.50% due
10/15/18; Homer City Generation LP 8.73%
due 10/1/26; Hughes Satellite Systems Corp.
7.63% due 6/15/21; Huntsman International LLC
4.88% - 8.63% due 11/15/20 - 3/15/21; Igloo
Holdings Corp. 8.25% due 12/15/17; Inergy
Midstream LP/NRGM Finance Corp. 6.00% due
12/15/20; Intelsat Jackson Holdings SA 7.25%
due 10/15/20; Intelsat Luxembourg SA 11.25%
due 2/4/17; Interline Brands, Inc. 7.00% due
11/15/18; iPayment, Inc. 10.25% due 5/15/18;
Isle of Capri Casinos, Inc. 8.88% due 6/15/20;
J Crew Group, Inc. 8.13% due 3/1/19; Jarden
Corp. 7.50% due 1/15/20; JC Penney Corp.,
Inc. 5.75% due 2/15/18; KB Home 5.88% due
1/15/15; KBC Bank Funding Trust III 4.52% due
11/2/49; Lamar Media Corp. 5.00% due
5/1/23; LBI Media, Inc. 9.25% due 4/15/19;
Level 3 Financing, Inc. 8.13% due 7/1/19;
Liberty Interactive LLC 8.25% due 2/1/30;
Mastro's Restaurants LLC/RRG Finance Corp.
12.00% due 6/1/17; Mediacom LLC/Mediacom
Capital Corp. 7.25% - 9.13% due 8/15/19 -
2/15/22; MEMC Electronic Materials, Inc. 7.75%
due 4/1/19; Michael Foods Group, Inc. 9.75%
due 7/15/18; Midstates Petroleum Co.,
Inc./Midstates Petroleum Co. LLC 10.75%
due 10/1/20; Midwest Vanadium Pty Ltd.
11.50% due 2/15/18; NCL Corp., Ltd. 5.00%
due 2/15/18; NGPL PipeCo. LLC 7.77% due
12/15/37; NII Capital Corp. 10.00% due
8/15/16; Niska Gas Storage US LLC/Niska Gas
Storage Canada ULC 8.88% due 3/15/18;
Novelis, Inc. 8.75% due 12/15/20; NRG Energy,
Inc. 8.50% due 6/15/19; Nuveen Investments,
Inc. 9.13% due 10/15/17; NXP BV/NXP
Funding LLC 9.75% due 8/1/18; Oppenheimer
Holdings, Inc. 8.75% due 4/15/18; Park-Ohio

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Industries, Inc. 8.13% due 4/1/21; PetroLogistics
LP/PetroLogistics Finance Corp. 6.25% due
4/1/20; Physio-Control International, Inc. 9.88%
due 1/15/19; Pittsburgh Glass Works LLC
8.50% due 4/15/16; Plains Exploration &
Production Co. 6.13% - 7.63% due 6/15/19 -
5/1/21; Polymer Group, Inc. 7.75% due 2/1/19;
Polypore International, Inc. 7.50% due 11/15/17;
Realogy Group LLC/Sunshine Group Florida Ltd.
(The) 3.38% due 5/1/16; Regency Energy
Partners LP/Regency Energy Finance Corp.
5.50% - 6.50% due 7/15/21 - 4/15/23;
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer Lu 6.88% -
9.88% due 4/15/19 - 2/15/21; Rural/Metro
Corp. 10.13% due 7/15/19; Sinclair Television
Group, Inc. 5.38% - 6.13% due 4/1/21 -
10/1/22; SandRidge Energy, Inc. 8.75% due
1/15/20; SBA Telecommunications, Inc. 8.25%
due 8/15/19; Seitel, Inc. 9.50% due 4/15/19;
Sensata Technologies BV 6.50% due 5/15/19;
Serta Simmons Holdings LLC 8.13% due
10/1/20; Spanish Broadcasting System, Inc.
12.50% due 4/15/17; Spectrum Brands Escrow
Corp. 6.38% - 6.63% due 5/15/20 - 11/15/22;
Springleaf Finance Corp. 5.40% - 6.90% due
12/1/15 - 12/15/17; Sprint Nextel Corp.
11.50% due 11/15/21; Stater Bros. Holdings,
Inc. 7.75% due 4/15/15; Tembec Industries, Inc.
11.25% due 12/15/18; Tenet Healthcare Corp.
6.75% - 8.88% due 7/1/19 - 2/1/20;
Thermadyne Holdings Corp. 9.00% due
12/15/17; Trinseo Materials Operating
SCA/Trinseo Materials Finance, Inc. 8.75% due
2/1/19; tw telecom holdings, Inc. 8.00% due
3/1/18; United Rentals North America, Inc.
9.25% due 12/15/19; Universal Health Services,
Inc. 7.00% due 10/1/18; Verso Paper Holdings
LLC/Verso Paper, Inc. 8.75% - 11.75% due
1/15/19 - 2/1/19; Windstream Corp. 7.00%
due 3/15/19; WMG Acquisition Corp. 11.50%
due 10/1/18; Wok Acquisition Corp. 10.25% due
6/30/20; XM Satellite Radio, Inc. 7.63% due
11/1/18; Zayo Group LLC/Zayo Capital, Inc.
10.13% due 7/1/20; valued at $106,000)	$100,000	$100,000
Barclays Capital, Inc., (0.73%, dated 10/12/12,
due 8/3/13; proceeds $216,286; fully
collateralized by Common Stocks; 51job, Inc.;
7 Days Group Holdings Ltd.; Addus HomeCare
Corp.; Administradora de Fondos de Pensiones
Provida SA; Aeropostale, Inc.; Agree Realty Corp.;
Albany International Corp.; Albany Molecular
Research, Inc.; Allscripts Healthcare Solutions,
Inc.; American National Insurance Co.; American
Realty Capital Properties, Inc.; Ampco-Pittsburgh
Corp.; Analog Devices, Inc.; Anaren, Inc.; AOL,
Inc.; Argo Group International Holdings Ltd.;
AsiaInfo-Linkage, Inc.; Avago Technologies Ltd.;
Bank of America Corp.; Bank of Montreal;
BankUnited, Inc.; Barrick Gold Corp.; BB&T Corp.;
BCE, Inc.; Berkshire Hathaway, Inc.; Bitauto
Holdings Ltd.; Blucora, Inc.; Bridge Bancorp, Inc.;
Brown-Forman Corp.; BSB Bancorp, Inc.;
	Face Amount (000)	Value (000)
BT Group PLC; CAE, Inc.; Canadian Imperial
Bank of Commerce; Capital Bank Financial Corp.;
Carbonite, Inc.; Carlyle Group LP (The); Cass
Information Systems, Inc.; Cathay General
Bancorp; CBRE Group, Inc.; Cenovus Energy, Inc.;
Changyou.com Ltd.; Checkpoint Systems, Inc.;
Chemtura Corp.; Chesapeake Lodging Trust;
China Biologic Products, Inc.; China Southern
Airlines Co. Ltd.; China Unicom Hong Kong Ltd.;
China Yuchai International Ltd.; Churchill Downs,
Inc.; Cia de Bebidas das Americas; Coca Cola
Hellenic Bottling Co. SA; CommVault Systems,
Inc.; Computer Sciences Corp.; Computer Task
Group, Inc.; Compuware Corp.; Comverse, Inc.;
Conceptus, Inc.; Constant Contact, Inc.; Cosan
Ltd.; Costamare, Inc.; Cott Corp.; CSR PLC;
Cutera, Inc.; Datalink Corp.; Delhaize Group SA;
Deltic Timber Corp.; Diageo PLC; Discover
Financial Services; DST Systems, Inc.; DTS, Inc.;
Ducommun, Inc.; E*TRADE Financial Corp.;
Eagle Bancorp, Inc.; Eastern Insurance Holdings,
Inc.; Einstein Noah Restaurant Group, Inc.; Elan
Corp. PLC; Elbit Systems Ltd.; Electro Scientific
Industries, Inc.; Employers Holdings, Inc.;
Empresa Nacional de Electricidad SA; Envestnet,
Inc.; Erickson Air-Crane, Inc.; Exar Corp.; Extra
Space Storage, Inc.; EZchip Semiconductor Ltd.;
Federal Realty Investment Trust; Fibria Celulose SA;
Fidelity National Financial, Inc.; Fifth & Pacific
Cos., Inc.; First American Financial Corp.; First
Financial Corp.; Flagstar Bancorp, Inc.; Focus
Media Holding Ltd.; Forrester Research, Inc.;
Fresenius Medical Care AG & Co. KGaA; G&K
Services, Inc.; GenMark Diagnostics, Inc.; Gildan
Activewear, Inc.; Glacier Bancorp, Inc.; Gladstone
Commercial Corp.; Glimcher Realty Trust;
Globecomm Systems, Inc.; GNC Holdings, Inc.;
Great Plains Energy, Inc.; Great Southern
Bancorp, Inc.; Greif, Inc.; Grupo Televisa SAB;
Hardinge, Inc.; Haverty Furniture Cos., Inc.;
HDFC Bank Ltd.; Healthcare Trust of America,
Inc.; Hillshire Brands Co.; HJ Heinz Co.; Home
Bancorp, Inc.; Huaneng Power International, Inc.;
Hyster-Yale Materials Handling, Inc.; iGATE Corp.;
Infinity Property & Casualty Corp.; Informatica
Corp.; InterDigital, Inc.; John Bean Technologies
Corp.; Kansas City Life Insurance Co.; Keynote
Systems, Inc.; KT Corp.; Lawson Products, Inc.;
Lender Processing Services, Inc.; LinnCo. LLC;
Lithia Motors, Inc.; Luminex Corp.; M/I Homes,
Inc.; Magnachip Semiconductor Corp.;
Maidenform Brands, Inc.; MakeMyTrip Ltd.;
Material Sciences Corp.; MDC Partners, Inc.;
Melco Crown Entertainment Ltd.; Merck & Co.,
Inc.; MicroStrategy, Inc.; Middlesex Water Co.;
MKS Instruments, Inc.; Movado Group, Inc.;
Move, Inc.; Myers Industries, Inc.; NASDAQ
OMX Group, Inc. (The); National Beverage Corp.;
NeuStar, Inc.; New York Community Bancorp, Inc.;
Newcastle Investment Corp.; Newfield Exploration
Co.; NewStar Financial, Inc.; NL Industries, Inc.;
Oplink Communications, Inc.; Oppenheimer
Holdings, Inc.; Orbotech Ltd.; ORIX Corp.;
Pacific Continental Corp.; Pacific Premier
Bancorp, Inc.; Parkway Properties, Inc.;

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Pegasystems, Inc.; PetroChina Co. Ltd.; Potash
Corp. of Saskatchewan, Inc.; PowerSecure
International, Inc.; ProAssurance Corp.; Prologis,
Inc.; Ramco-Gershenson Properties Trust; Red
Robin Gourmet Burgers, Inc.; Regency Centers
Corp.; Revlon, Inc.; RLJ Lodging Trust; Rocky
Mountain Chocolate Factory, Inc.; Rogers Corp.;
Ryanair Holdings PLC; Sagent Pharmaceuticals,
Inc.; Seadrill Ltd.; Seagate Technology PLC;
Sensata Technologies Holding N.V.; Shaw
Communications, Inc.; Sierra Wireless, Inc.; Silver
Wheaton Corp.; Sony Corp.; SouFun Holdings Ltd.;
SunPower Corp.; Synchronoss Technologies, Inc.;
Talisman Energy, Inc.; Taubman Centers, Inc.;
TeleTech Holdings, Inc.; Territorial Bancorp, Inc.;
Tile Shop Holdings, Inc.; Tim Hortons, Inc.;
Toronto-Dominion Bank (The); TransAlta Corp.;
Tree.com, Inc.; Ubiquiti Networks, Inc.; Ultrapar
Participacoes SA; UMB Financial Corp.; United
States Lime & Minerals, Inc.; UnitedHealth Group,
Inc.; Universal Display Corp.; Universal Electronics,
Inc.; URS Corp.; Utah Medical Products, Inc.;
Valeant Pharmaceuticals International, Inc.; Valhi,
Inc.; Valspar Corp. (The); Vishay Precision Group,
Inc.; WABCO Holdings, Inc.; Warner Chilcott PLC;
Web.com Group, Inc.; Westmoreland Coal Co.;
Willis Group Holdings PLC; Winthrop Realty Trust;
WPP PLC; XO Group, Inc.; Convertible Bonds;
ALZA Corp. Zero Coupon due 7/28/20;
Chesapeake Energy Corp. 2.25% - 2.75%
due 11/15/35 - 12/15/38; CMS Energy Corp.
5.50% due 6/15/29; Dominion Resources, Inc.
2.13% due 12/15/23; DR Horton, Inc. 2.00%
due 5/15/14; Ford Motor Co. 4.25% due
12/15/36; Forest City Enterprises, Inc. 4.25%
due 8/15/18; General Cable Corp. 0.88% - 4.50%
due 11/15/13 - 11/15/29; Intel Corp. 3.25%
due 8/1/39; Jarden Corp. 1.88% due 9/15/18;
L-3 Communications Holdings, Inc. 3.00% due
8/1/35; Lennar Corp. 2.00% due 12/1/20;
Liberty Interactive LLC 3.50% - 4.00% due
11/15/29 - 1/15/31; Meritage Homes Corp.
1.88% due 9/15/32; Microsoft Corp. Zero
Coupon due 6/15/13; NASDAQ OMX Group, Inc.
(The) 2.50% due 8/15/13; National Retail
Properties, Inc. 5.13% due 6/15/28; Omnicare,
Inc. 3.25% due 12/15/35; Omnicom Group, Inc.
Zero Coupon due 7/31/32 - 7/1/38;
Owens-Brockway Glass Container, Inc. 3.00%
due 6/1/15; PHH Corp. 6.00% due 6/15/17;
Rite Aid Corp. 8.50% due 5/15/15; United
Airlines, Inc. 4.50% due 1/15/15; United States
Steel Corp. 2.75% - 4.00% due 5/15/14 - 4/1/19;
Convertible Preferred Stocks; Bunge Ltd.; iStar
Financial, Inc.; Omnicare Capital Trust I; Omnicare
Capital Trust II; and Preferred Stocks; iStar
Financial, Inc.; Wachovia Preferred Funding Corp.;
valued at $231,266) (Demand 5/1/13)	$215,000	$215,000
BMO Capital Markets Corp., (0.08%, dated
4/25/13, due 5/2/13; proceeds $75,001; fully
collateralized by U.S. Government Obligations;
U.S. Treasury Bills Zero Coupon due 5/2/13 -
1/9/14; U.S. Treasury Bonds 0.75% - 8.75%

	Face Amount (000)	Value (000)
due 5/15/16 - 8/15/42; U.S. Treasury Notes 0.13% - 4.75% due 5/15/13 - 11/15/22; valued at $76,500)	$75,000	$75,000
BMO Capital Markets Corp., (0.25%, dated
4/30/13, due 5/1/13; proceeds $70,000; fully
collateralized by Corporate Bonds; Bank of
Montreal 2.55% due 11/6/22; Bank of Nova
Scotia 2.05% due 10/7/15; Canadian Imperial
Bank of Commerce 2.60% - 2.75% due 7/2/15 -
1/27/16; European Investment Bank 1.88% due
6/17/13; National Bank of Canada 1.50% due
6/26/15; Province of Manitoba Canada 1.30%
due 4/3/17; Province of Ontario Canada 0.95% -
1.65% due 5/26/15 - 9/27/19; Province of
Quebec Canada 4.60% due 5/26/15;
Toronto-Dominion Bank 0.48% due 7/26/13; and
U.S. Government Obligations; U.S. Treasury Bills
Zero Coupon due 9/19/13 - 10/24/13; U.S.
Treasury Bonds 2.13% - 7.88% due 2/15/21 -
2/15/40; U.S. Treasury Notes 0.25% - 4.50%
due 7/15/14 - 5/15/22; U.S. Treasury Strips
Zero Coupon due 5/15/13 - 2/15/25;
valued at $72,737)	70,000	70,000
BNP Paribas Securities Corp., (0.17%, dated 2/20/13, due 7/19/13; proceeds $175,123; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.50% - 6.00% due 8/1/25 - 8/1/42; Federal National Mortgage Association 2.39% - 6.00% due 8/1/23 - 4/1/43; Government National Mortgage Association 3.25% due 5/20/40; valued at $180,250) (Demand 5/7/13)	175,000	175,000
BNP Paribas Securities Corp., (0.17%, dated 4/30/13, due 5/1/13; proceeds $140,001; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 4.00% - 4.50% due 3/15/41 - 11/20/42; valued at $143,713)	140,000	140,000
BNP Paribas Securities Corp., (0.18%, dated 1/8/13, due 7/8/13; proceeds $200,181; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 1.91% - 5.88% due 8/1/26 - 10/1/41; Federal National Mortgage Association 2.11% - 6.50% due 6/1/18 - 8/1/42; Government National Mortgage Association 4.00% due 10/20/39; valued at $206,000) (Demand 5/7/13)	200,000	200,000
BNP Paribas Securities Corp., (0.20%, dated 12/6/12, due 6/5/13; proceeds $100,101; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.47% - 6.09% due 11/1/25 - 4/1/41; Federal National Mortgage Association 2.04% - 7.00% due 4/1/21 - 3/1/43; valued at $103,000) (Demand 5/7/13)	100,000	100,000
BNP Paribas Securities Corp., (0.21%, dated 12/4/12, due 6/3/13; proceeds $95,098; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.50% - 6.50% due 7/1/25 - 2/1/41; Federal National Mortgage Association 1.88% - 6.00% due 5/1/20 - 4/1/43; Government National Mortgage Association 3.50% due 7/20/40; valued at $97,850) (Demand 5/7/13)	95,000	95,000

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
BNP Paribas Securities Corp., (0.55%, dated 4/26/13, due 10/28/13; proceeds $50,141; fully collateralized by Corporate Bonds; AES Corp. 7.75% due 3/1/14; Biomet, Inc. 6.50% due 8/1/20; Cablevision Systems Corp. 5.88% - 8.63% due 9/15/17 - 9/15/20; Caesars Entertainment Operating Co., Inc. 11.25% due 6/1/17; Liberty Interactive LLC 8.50% due 7/15/29; Rite Aid Corp. 9.50% due 6/15/17; valued at $52,965) (Demand 5/7/13)	$50,000	$50,000
BNP Paribas Securities Corp., (0.58%, dated
4/5/13, due 7/5/13; proceeds $100,147; fully
collateralized by Corporate Bonds; Ally Financial,
Inc. 3.13% due 1/15/16; Cablevision Systems
Corp. 8.63% due 9/15/17; Caesars
Entertainment Operating Co., Inc. 11.25% due
6/1/17; CCO Holdings LLC/CCO Holdings
Capital Corp. 7.38% due 6/1/20; Celanese US
Holdings LLC 4.63% due 11/15/22; CenturyLink,
Inc. 6.45% due 6/15/21; CNH Capital LLC 3.63%
due 4/15/18; Dell, Inc. 0.88% - 3.10% due
4/1/14 - 4/1/16; DISH DBS Corp. 7.13% due
2/1/16; Eagle Spinco, Inc. 4.63% due 2/15/21;
EDP Finance BV 4.90% due 10/1/19; El Paso
LLC 7.00% due 6/15/17; Felcor Lodging LP
6.75% due 6/1/19; First Data Corp. 6.75% -
11.25% due 11/1/20 - 1/15/21; HCA, Inc.
6.38% due 1/15/15; H.J. Heinz Co. 1.50% due
3/1/17; Infor US, Inc. 11.50% due 7/15/18;
J Crew Group, Inc. 8.13% due 3/1/19; L Brands,
Inc. 7.60% due 7/15/37; Level 3 Financing, Inc.
7.00% due 6/1/20; Liberty Interactive LLC
8.50% due 7/15/29; PulteGroup, Inc. 7.88%
due 6/15/32; Rockwood Specialties Group, Inc.
4.63% due 10/15/20; Royal Caribbean Cruises
Ltd. 7.25% due 6/15/16; Ryland Group, Inc.
(The) 5.38% due 10/1/22; Sinclair Television
Group, Inc. 5.38% due 4/1/21; Sprint Capital
Corp. 8.75% due 3/15/32; Sprint Nextel Corp.
9.00% due 11/15/18; SUPERVALU, Inc. 8.00%
due 5/1/16; UPCB Finance V Ltd. 7.25%
due 11/15/21; valued at $105,945)	100,000	100,000
Citibank NA, (0.09%, dated 4/24/13, due 5/1/13; proceeds $100,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 5.42% due 6/1/22 - 8/1/41; Federal National Mortgage Association 2.52% - 5.50% due 4/1/21 - 9/1/42; Government National Mortgage Association 2.35% - 3.00% due 10/20/40 - 12/15/42; valued at $103,150) (See Note H)	100,000	100,000
Credit Agricole Corp., (0.16%, dated 4/30/13, due 5/1/13; proceeds $50,000; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.75% due 8/15/13; valued at $50,978)	50,000	50,000
Credit Agricole Corp., (0.17%, dated 4/30/13, due 5/1/13; proceeds $215,001; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.00% - 5.00% due 4/1/23 - 12/1/42; valued at $221,894)	215,000	215,000
	Face Amount (000)	Value (000)
Credit Suisse Securities USA, (0.22%, dated 4/30/13, due 5/1/13; proceeds $50,000; fully collateralized by Commercial Papers; Bank of Nova Scotia Zero Coupon due 5/31/13; Commonwealth Bank of Australia Zero Coupon due 10/22/13; valued at $52,501)	$50,000	$50,000
Credit Suisse Securities USA, (0.28%, dated
4/30/13, due 5/1/13; proceeds $275,002;
fully collateralized by Common Stocks; 1st
Source Corp.; Aceto Corp.; Adams Resources &
Energy, Inc.; Agnico Eagle Mines Ltd.; Alamo
Group, Inc.; Albany International Corp.; Albany
Molecular Research, Inc.; Alexander's, Inc.;
AMAG Pharmaceuticals, Inc.; AmerCo; American
Pacific Corp.; American Safety Insurance
Holdings Ltd.; American Science & Engineering,
Inc.; Andersons, Inc. (The); Anika Therapeutics,
Inc.; ANN, Inc.; Arkansas Best Corp.; ArthroCare
Corp.; Aspen Technology, Inc.; AT Cross Co.;
Atlantic Tele-Network, Inc.; ATMI, Inc.; AZZ, Inc.;
Bancfirst Corp.; Banco Macro SA; Barrett
Business Services, Inc.; Barrick Gold Corp.;
Benchmark Electronics, Inc.; CalAmp Corp.;
California Water Service Group; Cal-Maine Foods,
Inc.; Cambrex Corp.; Canadian Imperial Bank of
Commerce; Canadian National Railway Co.;
Capital Senior Living Corp.; Cardinal Financial
Corp.; Carriage Services, Inc.; Ceco Environmental
Corp.; Central Pacific Financial Corp.;
Changyou.com Ltd.; Checkpoint Systems, Inc.;
Chemical Financial Corp.; Chemung Financial
Corp.; Chesapeake Utilities Corp.; Chicago
Bridge & Iron Co. N.V.; Children's Place Retail
Stores, Inc. (The); China Lodging Group Ltd.;
China Yuchai International Ltd.; Churchill Downs,
Inc.; Coca-Cola Bottling Co. Consolidated;
Columbia Banking System, Inc.; Columbus
McKinnon Corp.; Comcast Corp.; Compuware
Corp.; Comtech Telecommunications Corp.;
Consolidated Graphics, Inc.; Consolidated-Tomoka
Land Co.; Cooper Tire & Rubber Co.; Corvel
Corp.; Cott Corp.; Courier Corp.; Cousins
Properties, Inc.; CRA International, Inc.; Cracker
Barrel Old Country Store, Inc.; Credit Acceptance
Corp.; Crosstex Energy, Inc.; Crosstex Energy LP;
CSR PLC; CSS Industries, Inc.; Culp, Inc.; CVD
Equipment Corp.; Cyberonics, Inc.; Cytec
Industries, Inc.; Daily Journal Corp.; Dawson
Geophysical Co.; Dorchester Minerals LP; Drew
Industries, Inc.; Ducommun, Inc.; DXP Enterprises,
Inc.; Dycom Industries, Inc.; Eagle Materials, Inc.;
Ecology and Environment, Inc.; Einstein Noah
Restaurant Group, Inc.; Elbit Systems Ltd.;
Electro Scientific Industries, Inc.; Electronics for
Imaging, Inc.; EMC Insurance Group, Inc.;
Emeritus Corp.; Empire District Electric Co.
(The); Empresas ICA SAB de CV; EPIQ Systems,
Inc.; Esterline Technologies Corp.; Ezcorp, Inc.;
Fair Isaac Corp.; Farmer Bros Co.; Farmers
Capital Bank Corp.; FARO Technologies, Inc.;
FBL Financial Group, Inc.; First Bancorp/Troy NC;
First Bancshares, Inc.; First Defiance Financial
Corp.; First Financial Corp.; First Financial
Holdings, Inc.; First Merchants Corp.;

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
First Midwest Bancorp, Inc.; FirstService Corp.;
Flushing Financial Corp.; Fly Leasing Ltd.; Franklin
Covey Co.; G&K Services, Inc.; Gardner Denver,
Inc.; Gildan Activewear, Inc.; Globecomm
Systems, Inc.; Great Southern Bancorp, Inc.;
Grifols SA; Grupo Aeroportuario del Centro Norte
Sab de CV; Grupo Financiero Santander Mexico
SAB de CV; Gyrodyne Co. of America, Inc.;
Hancock Holding Co.; Hardinge, Inc.; Haverty
Furniture Cos., Inc.; Health Net, Inc.; Healthcare
Services Group, Inc.; Healthways, Inc.; Heartland
Express, Inc.; HEICO Corp.; Hercules Technology
Growth Capital, Inc.; Home Inns & Hotels
Management, Inc.; Impax Laboratories, Inc.;
Infinity Property & Casualty Corp.; Innospec, Inc.;
Insperity, Inc.; Insteel Industries, Inc.;
InterContinental Hotels Group PLC; KB Financial
Group, Inc.; KCAP Financial, Inc.; Korn/Ferry
International; LB Foster Co.; LCNB Corp.;
Magellan Health Services, Inc.; Manhattan
Associates, Inc.; Martin Midstream Partners LP;
Materion Corp.; MAXIMUS, Inc.; McMoRan
Exploration Co.; Melco Crown Entertainment Ltd.;
MKS Instruments, Inc.; National Healthcare Corp.;
Nelnet, Inc.; Nicholas Financial, Inc.; OFS Capital
Corp.; OSI Systems, Inc.; Palmetto Bancshares,
Inc.; Palomar Medical Technologies, Inc.;
Panhandle Oil and Gas, Inc.; PC Connection, Inc.;
Perfect World Co., Ltd.; PowerSecure
International, Inc.; Pulaski Financial Corp.; REX
American Resources Corp.; RG Barry Corp.;
Rogers Communications, Inc.; Royal Dutch
Shell PLC; Sandy Spring Bancorp, Inc.;
Shire PLC; Solar Senior Capital Ltd.; Spreadtrum
Communications, Inc.; SY Bancorp, Inc.; Syntel,
Inc.; TCP Capital Corp.; Ternium SA; Tesco Corp.;
THL Credit, Inc.; Triangle Capital Corp.; Trinity
Biotech PLC; VimpelCom Ltd.; West
Bancorporation, Inc.; WNS Holdings Ltd.;
Yamana Gold, Inc.; YY, Inc.;
valued at $288,777)	$275,000	$275,000
Deutsche Bank Securities, Inc., (0.15%, dated 4/30/13, due 5/1/13; proceeds $221,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 2.63% due 12/31/14; valued at $225,870)	221,000	221,000
Deutsche Bank Securities, Inc., (0.17%, dated 4/30/13, due 5/1/13; proceeds $75,000; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 5.00% due 5/1/42; valued at $77,282)	75,000	75,000
Deutsche Bank Securities, Inc., (0.17%, dated 4/30/13, due 5/1/13; proceeds $105,285; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.50% - 5.50% due 1/1/28 - 6/1/38; valued at $108,450)	105,285	105,285
Deutsche Bank Securities, Inc., (0.50%, dated
4/30/13, due 5/1/13; proceeds $90,001; fully
collateralized by Common Stocks; Abbott
Laboratories; Actavis, Inc.; Alaska Air Group, Inc.;
Allergan, Inc.; American Electric Power Co., Inc.;
American Safety Insurance Holdings Ltd.;
	Face Amount (000)	Value (000)
Beam, Inc.; BMC Software, Inc.; CF Industries
Holdings, Inc.; Citigroup, Inc.; Comcast Corp.;
Dell, Inc.; Edison International; FedEx Corp.;
Google, Inc.; H&R Block, Inc.; H.J. Heinz Co.;
Humana, Inc.; IDT Corp.; Ingersoll-Rand PLC;
McDonald's Corp.; Monsanto Co.; News Corp.;
Novo Nordisk A/S; Philip Morris International, Inc.;
Praxair, Inc.; Teekay Corp.; Teva Pharmaceutical
Industries Ltd.; Tyco International Ltd.; WuXi
PharmaTech Cayman, Inc.; XL Group PLC;
Convertible Bonds; AK Steel Corp. 5.00% due
11/15/19; CMS Energy Corp. 5.50% due
6/15/29; DR Horton, Inc. 2.00% due 5/15/14;
Ford Motor Co. 4.25% due 12/15/36; L-3
Communications Holdings, Inc. 3.00% due
8/1/35; Leap Wireless International, Inc. 4.50%
due 7/15/14; Leucadia National Corp. 3.75%
due 4/15/14; M/I Homes, Inc. 3.00% - 3.25%
due 9/15/17 - 3/1/18; MGM Resorts
International 4.25% due 4/15/15; Omnicare, Inc.
3.75% due 12/15/25; and a Convertible
Preferred Stock; Aspen Insurance Holdings Ltd.;
valued at $96,232)	$90,000	$90,000
Goldman Sachs & Co., (0.12%, dated 4/30/13, due 5/7/13; proceeds $85,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 10/1/42; Federal National Mortgage Association 3.50% - 4.00% due 7/1/40 - 9/1/42; valued at $87,646)	85,000	85,000
Goldman Sachs & Co., (0.16%, dated 4/30/13, due 5/1/13; proceeds $50,000; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 12/1/41; Federal National Mortgage Association 4.00% due 9/1/42; valued at $51,518)	50,000	50,000
Goldman Sachs & Co., (0.17%, dated 4/30/13, due 5/1/13; proceeds $55,000; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% due 5/1/43; Federal National Mortgage Association 4.00% due 3/1/42; valued at $56,656)	55,000	55,000
HSBC Securities USA, (0.17%, dated 4/30/13, due 5/1/13; proceeds $50,000; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 2.68% - 5.45% due 9/15/37 - 8/15/54; valued at $51,504)	50,000	50,000
HSBC Securities USA, (0.25%, dated 4/30/13,
due 5/1/13; proceeds $40,000; fully
collateralized by Corporate Bonds; American
Electric Power Co., Inc. 1.65% due 12/15/17;
Barrick Gold Corp. 1.75% - 5.25% due 5/30/14 -
4/1/42; DIRECTV Holdings LLC/DIRECTV
Financing Co., Inc. 3.80% - 5.15% due 10/1/14 -
3/15/42; First Niagara Financial Group, Inc.
6.75% due 3/19/20; Kraft Foods Group, Inc.
1.63% due 6/4/15; Macy's Retail Holdings, Inc.
8.13% due 7/15/15; Magellan Midstream
Partners LP 4.25% due 2/1/21; Mondelez
International, Inc. 2.63% - 6.50% due
5/8/13 - 8/23/18; Symantec Corp. 2.75%

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
due 9/15/15; Telecom Italia Capital SA 4.95% - 7.00% due 6/18/14 - 6/4/18; WPP Finance 2010 5.13% due 9/7/42; Xerox Corp. 5.65% - 8.25% due 5/15/13 - 5/15/14; valued at $42,003)	$40,000	$40,000
ING Financial Markets LLC, (0.28%, dated
4/30/13, due 5/1/13; proceeds $155,001;
fully collateralized by Corporate Bonds; Alcoa,
Inc. 6.00% due 7/15/13; Anadarko Finance Co.
7.50% due 5/1/31; Anadarko Petroleum Corp.
6.20% due 3/15/40; Avnet, Inc. 6.63% due
9/15/16; Cleveland Electric Illuminating Co.
(The) 5.70% due 4/1/17; CNA Financial Corp.
5.85% due 12/15/14; Con-way, Inc. 7.25% due
1/15/18; DDR Corp. 9.63% due 3/15/16;
Energy Transfer Partners LP 3.60% due 2/1/23;
Enterprise Products Operating LLC 8.38% due
8/1/66; Fidelity National Information Services,
Inc. 2.00% due 4/15/18; First Tennessee
Bank NA 4.63% due 5/15/13; Genworth Holdings,
Inc. 6.52% due 5/22/18; Highwoods Realty LP
7.50% due 4/15/18; Horace Mann Educators
Corp. 6.85% due 4/15/16; Hospitality Properties
Trust 5.00% - 5.63% due 2/15/15 - 8/15/22;
International Paper Co. 7.50% due 8/15/21;
Jefferies Group LLC 6.88% - 8.50% due
7/15/19 - 4/15/21; Kerr-McGee Corp. 6.95%
due 7/1/24; Koninklijke KPN N.V. 8.38% due
10/1/30; LyondellBasell Industries N.V. 5.00% -
6.00% due 4/15/19 - 11/15/21; Mylan, Inc.
7.88% due 7/15/20; NASDAQ OMX Group, Inc.
(The) 5.55% due 1/15/20; Nisource Finance
Corp. 5.25% due 2/15/43; Pioneer Natural
Resources Co. 3.95% due 7/15/22; Qwest Corp.
6.50% due 6/1/17; RCI Banque SA 3.40% due
4/11/14; Southern Union Co. 8.25% due
11/15/29; StanCorp Financial Group, Inc. 6.90%
due 5/29/67; Susquehanna Bancshares, Inc.
5.38% due 8/15/22; Transocean, Inc. 2.50% -
6.50% due 10/15/17 - 10/15/22; URS Corp.
3.85% due 4/1/17; Weatherford International Ltd.
4.50% due 4/15/22; Weyerhaeuser Co. 6.95%
due 10/1/27; valued at $162,751)	155,000	155,000
ING Financial Markets LLC, (0.38%, dated
4/30/13, due 5/1/13; proceeds $40,000;
fully collateralized by Corporate Bonds;
Boardwalk Pipelines LP 5.88% due 11/15/16;
Celulosa Arauco y Constitucion SA 5.13% due
7/9/13; Dominion Resources, Inc. 7.50% due
6/30/66; Hospitality Properties Trust 5.63%
due 3/15/17; Indiana Michigan Power Co.
3.20% due 3/15/23; Lorillard Tobacco Co.
6.88% - 8.13% due 5/1/20 - 5/1/40; Lukoil
International Finance BV 4.56% due 4/24/23;
Macy's Retail Holdings, Inc. 7.88% due 8/15/36;
ONEOK, Inc. 4.25% due 2/1/22; Pitney Bowes,
Inc. 5.25% due 1/15/37; Plains All American
Pipeline LP/PAA Finance Corp. 8.75% due
5/1/19; Roper Industries, Inc. 3.13% due
11/15/22; Telefonica Emisiones SAU 3.19% -
4.57% due 4/27/18 - 4/27/23;
valued at $42,001)	40,000	40,000
	Face Amount (000)	Value (000)
JP Morgan Clearing Corp., (0.31%, dated 4/30/13,
due 5/1/13; proceeds $265,002; fully
collateralized by Common Stocks; 3SBio, Inc.;
Abbott Laboratories; Anheuser-Busch InBev N.V.;
BBX Capital Corp.; BT Group PLC; Burger King
Worldwide, Inc.; Canadian Pacific Railway Ltd.;
Coca-Cola Femsa SAB de CV; Cosan Ltd.;
CSR PLC; Dynegy, Inc.; Electrolux AB;
Embotelladora Andina SA; Flagstar Bancorp, Inc.;
Fly Leasing Ltd.; Focus Media Holding Ltd.;
Goldcorp, Inc.; Grifols SA; Gruma SAB de CV;
Grupo Televisa SAB; HDFC Bank Ltd.; Industrias
Bachoco SAB de CV; InterXion Holding N.V.;
KB Financial Group, Inc.; Koninklijke Philips
Electronics N.V.; Korea Electric Power Corp.;
Kyocera Corp.; Melco Crown Entertainment Ltd.;
National Grid PLC; NetEase, Inc.; Newcastle
Investment Corp.; Novo Nordisk A/S; Perfect
World Co., Ltd.; Philippine Long Distance
Telephone Co.; POSCO; Prudential PLC; Royal
Dutch Shell PLC; Ryanair Holdings PLC; Sanofi;
Seadrill Ltd.; Sensata Technologies Holding N.V.;
Shire PLC; Silicon Motion Technology Corp.;
Silver Wheaton Corp.; Sociedad Quimica y
Minera de Chile SA; Sony Corp.; Sparton Corp.;
Spreadtrum Communications, Inc.; Statoil ASA;
Taiwan Semiconductor Manufacturing Co., Ltd.;
Telecom Argentina SA; Telefonica SA; Total SA;
Toyota Motor Corp.; TransCanada Corp.; UBS AG;
Ultrapar Participacoes SA; VimpelCom Ltd.;
WuXi PharmaTech Cayman, Inc.; Youku Tudou,
Inc.; YPF SA; valued at $278,277)	$265,000	$265,000
JP Morgan Clearing Corp., (0.71%, dated 3/1/13,
due 8/3/13; proceeds $310,944; fully
collateralized by Common Stocks; Coca-Cola
Femsa SAB de CV; Electrolux AB; Embotelladora
Andina SA; Gruma SAB de CV; Grupo
Televisa SAB; Kyocera Corp.; Novo Nordisk A/S;
Philippine Long Distance Telephone Co.; Ryanair
Holdings PLC; Sony Corp.; Taiwan Semiconductor
Manufacturing Co., Ltd.; Total SA; and Convertible
Bonds; Alcatel-Lucent USA, Inc. 2.75% due
6/15/25; Alcoa, Inc. 5.25% due 3/15/14;
ArcelorMittal 5.00% due 5/15/14; Chesapeake
Energy Corp. 2.25% - 2.50% due 5/15/37 -
12/15/38; DR Horton, Inc. 2.00% due 5/15/14;
Health Care REIT, Inc. 3.00% due 12/1/29;
Lennar Corp. 2.00% - 2.75% due 12/1/20 -
12/15/20; M/I Homes, Inc. 3.00% - 3.25%
due 9/15/17 - 3/1/18; Omnicare, Inc. 3.75%
due 12/15/25; PHH Corp. 6.00% due 6/15/17;
Ryland Group, Inc. (The) 1.63% due 5/15/18;
Sotheby's 3.12% due 6/15/13; Standard Pacific
Corp. 1.25% due 8/1/32; Teleflex, Inc. 3.88%
due 8/1/17; United Airlines, Inc. 4.50% due
1/15/15; United States Steel Corp. 4.00%
due 5/15/14; valued at $346,897)
(Demand 6/3/13)	310,000	310,000
JP Morgan Securities LLC, (0.50%, dated 3/6/13,
due 6/14/13; proceeds $80,111; fully
collateralized by Corporate Bonds; ADS
Tactical, Inc. 11.00% due 4/1/18; Affinia Group,
Inc. 7.75% due 5/1/21; Alere, Inc. 7.25% -
9.00% due 5/15/16 - 7/1/18; Ameren Energy

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Generating Co. 6.30% - 7.00% due 4/15/18 -
4/1/20; Apria Healthcare Group, Inc. 12.38%
due 11/1/14; ARD Finance SA 11.13% due
6/1/18; Ashton Woods USA LLC/Ashton Woods
Finance Co. 6.88% due 2/15/21; Associated
Materials LLC/AMH New Finance, Inc. 9.13%
due 11/1/17; Avaya Inc. 9.75% - 10.50% due
11/1/15 - 3/1/21; Beazer Homes USA, Inc.
8.13% - 9.13% due 6/15/16 - 6/15/18; Burger
King Capital Holdings LLC/Burger King Capital
Finance, Inc. Zero Coupon due 4/15/19;
Burlington Holdings LLC/Burlington Holding
Finance, Inc. 9.00% due 2/15/18; Caesars
Entertainment Operating Co., Inc. 12.75% due
4/15/18; Catalina Marketing Corp. Zero Coupon
due 10/1/17; Cengage Learning Acquisitions,
Inc. 11.50% due 4/15/20; Cequel
Communications Holdings I LLC/Cequel Capital
Corp. 8.63% due 11/15/17; Claire's Stores, Inc.
8.88% - 9.63% due 6/1/15 - 3/15/19; Clearwire
Communications LLC/Clearwire Finance, Inc.
14.75% due 12/1/16; Colt Defense LLC/Colt
Finance Corp. 8.75% due 11/15/17; Cricket
Communications, Inc. 7.75% due 10/15/20;
Cumulus Media Holdings, Inc. 7.75% due
5/1/19; DJO Finance LLC/DJO Finance Corp.
9.88% due 4/15/18; EXCO Resources, Inc.
7.50% due 9/15/18; Ferrellgas Partners
LP/Ferrellgas Partners Finance Corp. 8.63%
due 6/15/20; First Data Corp. 8.25% - 11.25%
due 1/15/21 - 1/15/22; Freescale
Semiconductor, Inc. 8.88% - 10.75% due
12/15/14 - 8/1/20; Goodrich Petroleum Corp.
8.88% due 3/15/19; Halcon Resources Corp.
8.88% due 5/15/21; Hapag-Lloyd AG 9.75%
due 10/15/17; Harland Clarke Holdings Corp.
9.50% due 5/15/15; Hexion US Finance Corp./
Hexion Nova Scotia Finance ULC 8.88% due
2/1/18; IASIS Healthcare LLC/IASIS Capital
Corp. 8.38% due 5/15/19; Immucor, Inc.
11.13% due 8/15/19; Intelsat Luxembourg SA
8.13% - 11.25% due 2/4/17 - 6/1/23;
iPayment, Inc. 10.25% due 5/15/18; J Crew
Group, Inc. 8.13% due 3/1/19; Jaguar Holding
Co. I 9.38% due 10/15/17; Jaguar Holding Co.
II/Jaguar Merger Sub, Inc. 9.50% due 12/1/19;
JC Penney Corp, Inc. 6.88% due 10/15/15;
K Hovnanian Enterprises, Inc. 6.25% - 6.50%
due 1/15/14 - 1/15/16; Kodiak Oil & Gas Corp.
5.50% due 1/15/21; Laureate Education, Inc.
9.25% due 9/1/19; Magnum Hunter Resources
Corp. 9.75% due 5/15/20; MBIA, Inc. 7.15%
due 7/15/27; Midstates Petroleum Co., Inc./
Midstates Petroleum Co. LLC 10.75% due
10/1/20; Midwest Vanadium Pty Ltd. 11.50%
due 2/15/18; Mohegan Tribal Gaming Authority
6.88% due 2/15/15; MTR Gaming Group, Inc.
11.50% due 8/1/19; Mueller Water Products,
Inc. 7.38% due 6/1/17; Navistar International
Corp. 8.25% due 11/1/21; NII Capital Corp.
7.63% - 8.88% due 12/15/19 - 4/1/21;
Nuveen Investments, Inc. 9.50% due 10/15/20;
Offshore Group Investment Ltd. 7.13% - 7.50%
	Face Amount (000)	Value (000)
due 11/1/19 - 4/1/23; Ono Finance II PLC
10.88% due 7/15/19; Penn Virginia Corp.
7.25% due 4/15/19; Perstorp Holding AB
11.00% due 8/15/17; Petco Animal Supplies,
Inc. 9.25% due 12/1/18; Ply Gem Industries, Inc.
8.25% due 2/15/18; PQ Corp. 8.75% due
5/1/18; Quicksilver Resources, Inc. 8.25% -
11.75% due 8/1/15 - 1/1/16; Quiksilver, Inc.
6.88% due 4/15/15; Realogy Group LLC
7.88% - 9.00% due 2/15/19 - 1/15/20;
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer Lu 8.25% -
9.88% due 4/15/19 - 2/15/21; Rite Aid Corp.
7.70% due 2/15/27; Samson Investment Co.
9.75% due 2/15/20; Silver II Borrower/Silver II
US Holdings LLC 7.75% due 12/15/20;
Springleaf Finance Corp. 5.40% - 6.90% due
6/1/13 - 12/15/17; SSI Investments II Ltd./
SSI Co-Issuer LLC 11.13% due 6/1/18;
SunGard Data Systems, Inc. 6.63% due
11/1/19; Surgical Care Affiliates, Inc. 8.88%
due 7/15/15; Talos Production LLC/Talos
Production Finance, Inc. 9.75% due 2/15/18;
Tembec Industries, Inc. 11.25% due 12/15/18;
Texas Competitive Electric Holdings Co. LLC/
TCEH Finance, Inc. 11.50% due 10/1/20;
TRAC Intermodal LLC/TRAC Intermodal Corp.
11.00% due 8/15/19; United Rentals North
America, Inc. 8.38% due 9/15/20; US Foods,
Inc. 8.50% due 6/30/19; Verso Paper Holdings
LLC/Verso Paper, Inc. 8.75% - 11.38% due
8/1/16 - 2/1/19; VWR Funding, Inc. 7.25%
due 9/15/17; Wok Acquisition Corp. 10.25%
due 6/30/20; valued at $84,800)	$80,000	$80,000
Merrill Lynch Pierce Fenner & Smith, (0.56%,
dated 4/11/13, due 10/7/13; proceeds
$175,487; fully collateralized by Common
Stocks; 51job, Inc.; 7 Days Group Holdings Ltd.;
ACE Ltd.; Aetna, Inc.; Altria Group, Inc.;
Anadarko Petroleum Corp.; Baidu, Inc.;
Ball Corp.; Banco de Chile; BP PLC; BRF SA;
CGG; Changyou.com Ltd.; Cia de Bebidas das
Americas; Citigroup, Inc.; Coca-Cola Hellenic
Bottling Co. SA; Cognizant Technology Solutions
Corp.; CPFL Energia SA; CRH PLC; Dell, Inc.;
Dollar General Corp.; Embraer SA; Expedia, Inc.;
Foot Locker, Inc.; France Telecom SA; Goldcorp,
Inc.; Grupo Aeroportuario del Centro Norte
Sab de CV; Grupo Televisa SAB; Indosat Tbk PT;
Kinder Morgan, Inc.; LG Display Co., Ltd.; Loews
Corp.; Lowe's Cos., Inc.; Luxottica Group SpA;
Mobile Telesystems OJSC; NICE Systems Ltd.;
Nippon Telegraph & Telephone Corp.; NYSE
Euronext; Oracle Corp.; PetroChina Co., Ltd.;
Pfizer, Inc.; Procter & Gamble Co. (The);
QUALCOMM, Inc.; Silicon Motion Technology
Corp.; Starwood Property Trust, Inc.; State Street
Corp.; Telefonica SA; Teva Pharmaceutical
Industries Ltd.; Tim Participacoes SA; Time
Warner Cable, Inc.; Trinity Biotech PLC; Turkcell
Iletisim Hizmetleri AS; Urban Outfitters, Inc.;
VimpelCom Ltd.; Wells Fargo & Co.; Convertible
Bonds; Lennar Corp. 3.25% due 11/15/21;
Meritage Homes Corp. 1.88% due 9/15/32;

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
PHH Corp. 4.00% - 6.00% due 9/1/14 -
6/15/17; Ryland Group, Inc. (The) 1.63% due
5/15/18; Standard Pacific Corp. 1.25% due
8/1/32; Stewart Enterprises, Inc. 3.13%
due 7/15/14; Convertible Preferred Stocks;
Aspen Insurance Holdings Ltd.; Omnicare Capital
Trust II; Wells Fargo & Co.; and Preferred Stocks;
BGE Capital Trust II; Everest Re Capital Trust II;
FPL Group Capital Trust I; Gabelli Equity Trust,
Inc.; JP Morgan Chase Capital XI; Kimco Realty
Corp.; Monmouth Real Estate Investment Corp.;
Montpelier Re Holdings Ltd.; Morgan Stanley
Capital Trust VI; PS Business Parks, Inc.;
Tennessee Valley Authority; UBS Preferred
Funding Trust IV; Vornado Realty Trust; Wachovia
Preferred Funding Corp.; valued at $186,736)
(Demand 5/1/13)	$175,000	$175,000
Merrill Lynch Pierce Fenner & Smith, (0.58%, dated
4/11/13, due 4/4/14; proceeds $183,553;
fully collateralized by Common Stocks; 7 Days
Group Holdings Ltd.; Aetna, Inc.; Ball Corp.;
Banco Macro SA; Barrick Gold Corp.; BP PLC;
BRF SA; BT Group PLC; Canon, Inc.;
Changyou.com Ltd.; Chesapeake Energy Corp.;
Chicago Bridge & Iron Co. N.V.; China Unicom
Hong Kong Ltd.; Cia de Bebidas das Americas;
Citigroup, Inc.; Coca-Cola Femsa SAB de CV;
CPFL Energia SA; Credit Suisse Group AG;
CRH PLC; CSR PLC; Ctrip.com International Ltd.;
Cymer, Inc.; Diageo PLC; Dollar General Corp.;
Embraer SA; Empresas ICA SAB de CV;
Enersis SA; Expedia, Inc.; Fibria Celulose SA;
Focus Media Holding Ltd.; Foot Locker, Inc.;
Goldcorp, Inc.; Grupo Financiero Santander
Mexico SAB de CV; Grupo Televisa SAB;
Guangshen Railway Co., Ltd.; InterContinental
Hotels Group PLC; Loews Corp.; Mobile
Telesystems OJSC; NICE Systems Ltd.; Nippon
Telegraph & Telephone Corp.; NYSE Euronext;
Randgold Resources Ltd.; Royal Dutch Shell PLC;
Ryanair Holdings PLC; Sociedad Quimica y
Minera de Chile SA; Spreadtrum Communications,
Inc.; Starwood Property Trust, Inc.; Taiwan
Semiconductor Manufacturing Co., Ltd.;
Telefonaktiebolaget LM Ericsson; Teva
Pharmaceutical Industries Ltd.; Tim
Participacoes SA; Ultrapar Participacoes SA;
Urban Outfitters, Inc.; Vodafone Group PLC;
Wells Fargo & Co.; WNS Holdings Ltd.; WuXi
PharmaTech Cayman, Inc.; YPF SA; YY, Inc.;
Convertible Bonds; Lennar Corp. 2.00% - 3.25%
due 12/1/20 - 11/15/21; Convertible Preferred
Stocks; Aspen Insurance Holdings Ltd.;
Wells Fargo & Co.; and Preferred Stocks; Ally
Financial, Inc.; Gabelli Equity Trust, Inc.;
Montpelier Re Holdings Ltd.; PS Business Parks,
Inc.; RBS Capital Funding Trust V; RBS Capital
Funding Trust VII; Vornado Realty Trust; valued
at $193,692) (Demand 5/1/13)	182,500	182,500
	Face Amount (000)	Value (000)
RBC Capital Markets LLC, (0.14%, dated 4/10/13, due 10/9/13; proceeds $350,248; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.53% - 3.41% due 4/1/41 - 10/1/42; Federal National Mortgage Association 2.50% - 4.00% due 4/1/28 - 4/1/43; Government National Mortgage Association 2.00% due 3/20/43; valued at $360,288) (Demand 5/7/13)	$350,000	$350,000
RBC Capital Markets LLC, (0.17%, dated 4/30/13, due 5/1/13; proceeds $50,000; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 5.00% due 4/1/40 - 8/1/42; valued at $51,469)	50,000	50,000
RBC Capital Markets LLC, (0.18%, dated 1/3/13, due 7/3/13; proceeds $250,226; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.66% - 4.00% due 6/1/36 - 3/1/43; Government National Mortgage Association 4.00% - 5.00% due 8/20/40 - 9/20/40; valued at $257,402) (Demand 5/7/13)	250,000	250,000
RBS Securities, Inc., (0.15%, dated 4/30/13, due 5/1/13; proceeds $200,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.63% due 4/30/18; valued at $204,002)	200,000	200,000
RBS Securities, Inc., (0.19%, dated 4/30/13, due 5/1/13; proceeds $200,001; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.13% due 4/15/14; valued at $204,003)	200,000	200,000
RBS Securities, Inc., (0.45%, dated 4/30/13, due 5/1/13; proceeds $175,002; fully collateralized by a Corporate Bond; Royal Bank of Scotland Group PLC Zero Coupon due 9/30/31; and U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 4.00% due 9/1/25 - 4/1/43; valued at $180,645)	175,000	175,000
SG Americas Securities, (0.30%, dated 4/30/13,
due 5/1/13; proceeds $240,002; fully
collateralized by Common Stocks; Advance
Auto Parts, Inc.; Allstate Corp. (The); Autodesk,
Inc.; Bank of America Corp.; Baxter International,
Inc.; Boeing Co. (The); Broadcom Corp.;
Citigroup, Inc.; Corning, Inc.; Discover Financial
Services; EQT Corp.; Exxon Mobil Corp.;
Google, Inc.; Honeywell International, Inc.;
International Business Machines Corp.;
International Paper Co.; Macy's, Inc.; McDonald's
Corp.; Microsoft Corp.; Noble Corp.; PepsiCo,
Inc.; Pfizer, Inc.; QUALCOMM, Inc.; Ross Stores,
Inc.; UnitedHealth Group, Inc.; US Bancorp;
valued at $252,001)	240,000	240,000
SG Americas Securities, (0.34%, dated 4/25/13,
due 5/2/13; proceeds $175,012; fully
collateralized by Common Stocks; Advance Auto
Parts, Inc.; American Tower Corp.; Anadarko
Petroleum Corp.; Apple, Inc.;
Archer-Daniels-Midland Co.; Broadcom Corp.;
Capital One Financial Corp.; Cisco Systems, Inc.;

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Citigroup, Inc.; ConAgra Foods, Inc.; Coventry Health Care, Inc.; Discover Financial Services; Express Scripts Holding Co.; Exxon Mobil Corp.; Ingersoll-Rand PLC; International Business Machines Corp.; Invesco Ltd.; JPMorgan Chase & Co.; LyondellBasell Industries N.V.; Marathon Oil Corp.; Marathon Petroleum Corp.; McDonald's Corp.; MetLife, Inc.; Mondelez International, Inc.; Morgan Stanley; NYSE Euronext; Pfizer, Inc.; Prudential Financial, Inc.; QUALCOMM, Inc.; Starbucks Corp.; Travelers Cos., Inc. (The); Tyco International Ltd.; US Bancorp; valued at $183,750)	$175,000	$175,000
SG Americas Securities, (0.44%, dated 4/26/13,
due 5/31/13; proceeds $25,011; fully
collateralized by Common Stocks; Advance
Auto Parts, Inc.; American Tower Corp.; Apple,
Inc.; Boeing Co. (The); Broadcom Corp.; Cisco
Systems, Inc.; Citigroup, Inc.; Coventry Health
Care, Inc.; Discover Financial Services; eBay,
Inc.; Express Scripts Holding Co.; Exxon Mobil
Corp.; Google, Inc.; H.J. Heinz Co.; International
Business Machines Corp.; JPMorgan Chase & Co.;
Marathon Petroleum Corp.; McDonald's Corp.;
MetLife, Inc.; Mondelez International, Inc.;
Morgan Stanley; NYSE Euronext; PepsiCo, Inc.;
Pfizer, Inc.; Prudential Financial, Inc.; QUALCOMM,
Inc.; Travelers Cos., Inc. (The); US Bancorp;
Wal-Mart Stores, Inc.; valued at $26,250)	25,000	25,000
SG Americas Securities, (0.46%, dated 4/1/13,
due 5/6/13; proceeds $20,009; fully
collateralized by Common Stocks; Advance Auto
Parts, Inc.; Apple, Inc.; Bank of America Corp.;
Beam, Inc.; Boeing Co. (The); Cisco Systems,
Inc.; Citigroup, Inc.; Discover Financial Services;
Express Scripts Holding Co.; Exxon Mobil Corp.;
Google, Inc.; International Business Machines
Corp.; JPMorgan Chase & Co.; Marathon
Petroleum Corp.; McDonald's Corp.; MetLife, Inc.;
Mondelez International, Inc.; Monster Beverage
Corp.; Morgan Stanley; NYSE Euronext; PepsiCo,
Inc.; Pfizer, Inc.; Procter & Gamble Co. (The);
Prudential Financial, Inc.; Travelers Cos., Inc.
(The); Tyco International Ltd.; US Bancorp;
valued at $21,000)	20,000	20,000
Societe Generale, (0.09%, dated 4/24/13, due 5/1/13; proceeds $250,004; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.40% - 5.31% due 10/1/25 - 5/1/43; Federal National Mortgage Association 2.23% - 5.50% due 1/1/18 - 4/1/43; valued at $257,654)	250,000	250,000
Societe Generale, (0.11%, dated 4/25/13, due 5/2/13; proceeds $125,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.57% - 3.50% due 9/1/35 - 5/1/42; Federal National Mortgage Association 3.29% - 5.50% due 2/1/27 - 10/1/42; valued at $128,981)	125,000	125,000
	Face Amount (000)	Value (000)
Societe Generale, (0.17%, dated 4/30/13, due 5/1/13; proceeds $125,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 1.10% due 10/3/17; Federal National Mortgage Association 4.63% due 10/15/14; valued at $127,543)	$125,000	$125,000
Societe Generale, (0.17%, dated 4/30/13, due 5/1/13; proceeds $200,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.38% - 4.00% due 5/1/27 - 8/1/37; Federal National Mortgage Association 0.62% - 3.66% due 5/1/18 - 11/1/42; valued at $206,057)	200,000	200,000
Wells Fargo Bank NA, (0.17%, dated 4/30/13, due 5/1/13; proceeds $75,000; fully collateralized by U.S. Government Agencies; Federal Farm Credit Bank 5.70% due 8/3/37; Federal Home Loan Bank 5.00% - 6.00% due 7/28/28 - 9/28/29; valued at $76,520)	75,000	75,000
Wells Fargo Securities LLC, (0.17%, dated 4/30/13, due 5/1/13; proceeds $430,002; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill Zero Coupon due 8/22/13; U.S. Treasury Notes 0.13% - 2.00% due 7/31/14 - 1/31/16; valued at $438,593)	430,000	430,000
Wells Fargo Securities LLC, (0.25%, dated
4/30/13, due 5/1/13; proceeds $175,001;
fully collateralized by Corporate Bonds;
Amazon.com, Inc. 2.50% due 11/29/22;
American Honda Finance Corp. 1.60% due
2/16/18; American International Group, Inc.
6.40% due 12/15/20; Aon PLC 4.25% due
12/12/42; Bank of America Corp. 6.00% due
9/1/17; Caterpillar, Inc. 7.90% due 11/15/18;
Citigroup, Inc. 8.50% due 5/22/19; Comcast
Corp. 4.95% due 6/15/16; COX Communications,
Inc. 6.95% due 6/1/38; DIRECTV Holdings LLC/
DIRECTV Financing Co., Inc. 4.75% due 10/1/14;
Dominion Resources, Inc. 1.40% due 9/15/17;
Duke Realty LP 4.38% due 6/15/22; eBay, Inc.
4.00% due 7/15/42; Enterprise Products
Operating LLC 6.30% due 9/15/17; Exelon
Generation Co. LLC 4.25% due 6/15/42;
General Electric Capital Corp. 1.63% due
7/2/15; Goldman Sachs Group, Inc. (The)
1.60% due 11/23/15; Highwoods Realty LP
3.63% due 1/15/23; International Business
Machines Corp. 5.70% due 9/14/17; JPMorgan
Chase & Co. 1.03% - 4.35% due 5/2/14 -
8/15/21; Kimco Realty Corp. 6.88% due
10/1/19; Marsh & McLennan Cos., Inc. 5.88%
due 8/1/33; Mondelez International, Inc. 5.38%
due 2/10/20; News America, Inc. 6.15% due
3/1/37; Pacific Gas & Electric Co. 4.50% due
12/15/41; Pacific Life Insurance Co. 9.25%
due 6/15/39; Petrohawk Energy Corp. 7.88%
due 6/1/15; Phillips 66 4.30% due 4/1/22;
Potash Corp. of Saskatchewan, Inc. 3.25%
due 12/1/17; Pride International, Inc. 6.88%
due 8/15/20; Principal Financial Group, Inc.
4.63% due 9/15/42; Procter & Gamble Co.
(The) 2.30% due 2/6/22; Progress Energy, Inc.

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
7.00% due 10/30/31; Prudential Financial, Inc. 5.90% due 3/17/36; SABMiller Holdings, Inc. 2.45% due 1/15/17; San Diego Gas & Electric Co. 5.35% due 5/15/40; Spectra Energy Capital LLC 6.20% due 4/15/18; Teachers Insurance & Annuity Association of America 6.85% due 12/16/39; Tesco PLC 2.70% due 1/5/17; Texas Eastern Transmission LP 2.80% due 10/15/22; Thermo Fisher Scientific, Inc. 3.20% due 3/1/16; TransCanada PipeLines Ltd. 5.85% due 3/15/36; Verizon Communications, Inc. 0.89% due 3/28/14; Walt Disney Co. (The) 0.88% due 12/1/14; XL Group PLC 6.38% due 11/15/24; valued at $183,750)	$175,000	$175,000
Wells Fargo Securities LLC, (0.30%, dated
4/24/13, due 5/1/13; proceeds $90,005;
fully collateralized by Corporate Bonds; Aetna,
Inc. 3.95% due 9/1/20; Allstate Corp. (The)
6.75% - 7.50% due 6/15/13 - 5/15/38; Altria
Group, Inc. 8.50% - 10.20% due 11/10/13 -
2/6/39; American Express Centurion Bank
6.00% due 9/13/17; American Express Co.
8.15% due 3/19/38; American Express Credit
Corp. 1.75% - 6.25% due 9/16/13 - 6/12/15;
American General Institutional Capital A 7.57%
due 12/1/45; American International Group, Inc.
3.80% - 8.18% due 3/22/17 - 5/15/68; Amgen,
Inc. 3.88% - 4.95% due 6/15/21 - 10/1/41;
Anheuser-Busch InBev Finance, Inc. 0.80% due
1/15/16; Anheuser-Busch InBev Worldwide, Inc.
5.38% due 1/15/20; Apache Corp. 3.63% due
2/1/21; Archer-Daniels-Midland Co. 6.63% -
7.50% due 3/15/27 - 2/1/31; Assurant, Inc.
5.63% due 2/15/14; Atmos Energy Corp. 5.50%
due 6/15/41; AvalonBay Communities, Inc.
5.70% due 3/15/17; Baltimore Gas &
Electric Co. 2.80% due 8/15/22; Bank of
America Corp. 4.00% - 6.05% due 5/15/13 -
12/15/20; Bank of Montreal 1.40% due
9/11/17; Bank of New York Mellon Corp. (The)
0.70% - 5.45% due 10/23/15 - 5/15/19; Bank
One Corp. 7.63% due 10/15/26; Barclays
Bank PLC 1.55% - 5.13% due 9/3/13 - 5/27/31;
BB&T Corp. 1.00% due 3/28/14; Bear Stearns
Cos. LLC (The) 5.05% due 9/15/13; Berkshire
Hathaway Finance Corp. 3.00% due 5/15/22;
Berkshire Hathaway, Inc. 1.01% - 4.50%
due 8/15/14 - 2/11/43; BlackRock, Inc.
3.38% - 4.25% due 12/10/14 - 6/1/22;
Boston Properties LP 5.63% due 4/15/15;
Brandywine Operating Partnership LP 5.40%
due 11/1/14; Brazos Higher Education Authority
1.75% due 6/25/43; BRE Properties, Inc.
5.50% due 3/15/17; Burlington Northern
Santa Fe LLC 5.65% - 6.53% due 5/1/17 -
7/15/37; CA, Inc. 5.38% due 12/1/19;
Cabot Corp. 3.70% due 7/15/22; California
Institute of Technology 4.70% due 11/1/11;
Capital One Financial Corp. 2.13% due 7/15/14;
Cardinal Health, Inc. 3.20% - 5.50% due
6/15/13 - 6/15/22; Caterpillar Financial

	Face Amount (000)	Value (000)
Services Corp. 0.70% - 5.45% due 5/20/14 -
3/1/23; Celgene Corp. 1.90% due 8/15/17;
Charles Schwab Corp. (The) 6.38% due 9/1/17;
Charles Schwab Corp. (The) 7.00% (c); Cigna
Corp. 4.00% due 2/15/22; Citicorp. 6.88% due
12/18/15; Citigroup, Inc. 5.13% - 6.63% due
12/13/13 - 1/15/28; Cleveland Electric
Illuminating Co. (The) 5.95% due 12/15/36;
CME Group, Inc. 5.40% due 8/1/13;
Coca-Cola Co. (The) 0.75% - 5.35% due
11/15/13 - 9/1/21; Coca-Cola Enterprises,
Inc. 2.13% - 3.50% due 9/15/15 - 9/15/20;
Colgate-Palmolive Co. 1.30% - 2.95% due
1/17/17 - 11/2/20; Comcast Cable
Communications LLC 7.13% due 6/15/13;
Comcast Corp. 4.50% due 1/15/43;
Commonwealth Edison Co. 1.63% - 5.90% due
1/15/14 - 3/15/36; Computer Sciences Corp.
4.45% due 9/15/22; Consolidated Edison Co. of
New York, Inc. 5.50% due 12/1/39;
Credit Suisse USA, Inc. 5.13% due 1/15/14;
CSX Corp. 6.15% due 5/1/37; DDR Corp.
7.50% due 7/15/18; Deere & Co. 6.95% due
4/25/14; Deutsche Bank Financial LLC 5.38%
due 3/2/15; Devon Energy Corp. 4.00% due
7/15/21; Devon Financing Corp. LLC 7.88% due
9/30/31; Diamond Offshore Drilling, Inc. 5.88%
due 5/1/19; Dominion Resources, Inc. 1.80% -
6.00% due 3/15/14 - 11/30/17; Dow
Chemical Co. (The) 2.35% - 4.25% due
6/15/16 - 11/15/21; Dr. Pepper Snapple Group,
Inc. 2.70% - 6.12% due 5/1/13 - 11/15/22;
Duke Energy Corp. 3.35% due 4/1/15 -
9/15/21; eBay, Inc. 0.70% due 7/15/15;
Ecolab, Inc. 5.50% due 12/8/41; EI du Pont de
Nemours & Co. 1.75% - 5.88% due 1/15/14 -
1/15/41; Emerson Electric Co. 5.13% due
12/1/16; Enterprise Products Operating LLC
3.20% - 9.75% due 1/31/14 - 10/15/34; EOG
Resources, Inc. 4.40% due 6/1/20; ERP
Operating LP 5.38% - 6.58% due 4/13/15 -
8/1/16; Estee Lauder Cos., Inc. (The) 6.00%
due 5/15/37; Federal Realty Investment Trust
5.40% due 12/1/13; FedEx Corp. 2.63% due
8/1/22; Fixed Income Pass-Through Trust 2007
7.42% due 5/15/77; Florida Power & Light Co.
4.13% due 2/1/42; Franklin Resources, Inc.
2.80% due 9/15/22; General Electric Capital
Corp. 0.88% - 6.75% due 9/20/13 - 6/16/36;
General Mills, Inc. 1.55% due 5/16/14;
Genworth Global Funding Trusts 5.75% due
5/15/13; Genworth Holdings, Inc. 5.75% due
6/15/14; Georgia-Pacific LLC 7.25% due
6/1/28; Goldman Sachs Group, Inc. (The)
3.15% - 6.00% due 6/17/13 - 9/16/41; GTE
Corp. 6.84% due 4/15/18; Hasbro, Inc. 6.35%
due 3/15/40; HCP, Inc. 3.75% - 7.07% due
6/8/15 - 2/1/16; Health Care REIT, Inc. 6.00%
due 11/15/13; Hewlett-Packard Co. 1.55% due
5/30/14; H.J. Heinz Co. 2.85% - 5.35% due
7/15/13 - 3/1/22; Home Depot, Inc. (The)
4.40% due 4/1/21; Honeywell International, Inc.
4.25% - 5.70% due 3/1/21 - 3/15/36; Host
Hotels & Resorts LP 6.75% due 6/1/16;

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
HP Enterprise Services LLC 6.00% due 8/1/13;
HSBC Bank USA NA 4.88% due 8/24/20; HSBC
Finance Corp. 2.00% - 7.63% due 7/15/13 -
5/17/32; HSBC USA, Inc. 5.00% due 9/27/20;
Hyatt Hotels Corp. 3.88% due 8/15/16; Illinois
Tool Works, Inc. 3.90% due 9/1/42; Ingram
Micro, Inc. 5.00% due 8/10/22; Ingredion, Inc.
4.63% due 11/1/20; Intel Corp. 4.25% due
12/15/42; International Business Machines
Corp. 6.50% - 8.38% due 10/15/13 - 11/1/19;
Jefferies Group LLC 3.88% - 6.45% due
11/9/15 - 6/8/27; John Deere Capital Corp.
2.00% - 2.80% due 1/13/17 - 1/27/23;
Johnson & Johnson 5.15% due 7/15/18;
JPMorgan Chase & Co. Zero Coupon - 5.38%
due 5/1/13 - 11/7/26; Kennametal, Inc. 3.88%
due 2/15/22; KeyBank NA 4.95% due 9/15/15;
KeyCorp. 6.50% due 5/14/13; Kimberly-Clark
Corp. 4.88% due 8/15/15; Kimco Realty Corp.
5.19% - 5.78% due 10/1/13 - 5/1/17; Kinder
Morgan Energy Partners LP 5.00% - 7.75% due
12/15/13 - 3/15/32; Kroger Co. (The) 6.80% -
7.50% due 1/15/14 - 4/15/38; Laboratory
Corp. of America Holdings 3.13% due 5/15/16;
Lockheed Martin Corp. 7.65% due 5/1/16;
Lowe's Cos., Inc. 3.80% - 6.10% due 9/15/17 -
11/15/21; Markel Corp. 5.35% - 7.35% due
6/1/21 - 8/15/34; Marriott International, Inc.
3.00% due 3/1/19; Marsh & McLennan Cos.,
Inc. 9.25% due 4/15/19; Massachusetts
Institute of Technology 7.25% due 11/2/20;
MBNA Corp. 5.00% due 6/15/15; McDonald's
Corp. 3.70% - 4.88% due 6/3/13 - 2/15/42;
McKesson Corp. 2.85% - 5.70% due 3/1/17 -
3/15/23; Medtronic, Inc. 4.13% due 3/15/21;
Merck & Co., Inc. 1.10% due 1/31/18;
Merrill Lynch & Co., Inc. 6.05% due 6/1/34;
MetLife, Inc. 2.38% due 2/6/14; Microsoft Corp.
0.88% due 9/27/13; Mondelez International, Inc.
6.13% - 6.50% due 8/11/17 - 8/23/18;
Morgan Stanley 4.00% - 7.25% due 10/15/13 -
4/1/32; National Australia Bank Ltd. 2.75% due
9/28/15; National City Bank of Cleveland 4.63%
due 5/1/13; National City Bank of Indiana 4.25%
due 7/1/18; National Rural Utilities Cooperative
Finance Corp. 3.05% due 2/15/22; Nationwide
Health Properties, Inc. 6.00% - 6.90% due
5/20/15 - 10/1/37; Newmont Mining Corp.
5.13% due 10/1/19; News America, Inc. 6.15%
due 3/1/37; Noble Energy, Inc. 8.25% due
3/1/19; Nordstrom, Inc. 4.00% - 6.75%
due 6/1/14 - 10/15/21; Norfolk Southern Corp.
3.95% - 4.84% due 10/1/41 - 10/1/42;
Northern Trust Corp. 5.50% due 8/15/13;
Northrop Grumman Corp. 1.85% - 3.70% due
8/1/14 - 11/15/15; Nucor Corp. 5.85% due
6/1/18; Oklahoma Gas & Electric Co. 6.45%
due 2/1/38; ONEOK, Inc. 4.25% due 2/1/22;
PACCAR Financial Corp. 1.05% - 1.55% due
9/29/14 - 6/5/15; PACCAR, Inc. 6.88% due
2/15/14; Pacific Gas & Electric Co. 2.45% -
5.63% due 11/30/17 - 8/15/22; PacifiCorp
6.25% due 10/15/37; PC Financial Partnership
	Face Amount (000)	Value (000)
5.00% due 11/15/14; Pemex Project Funding
Master Trust 6.63% - 7.38% due 12/15/14 -
6/15/35; PepsiCo, Inc. 2.75% - 3.00% due
8/25/14 - 3/5/22; Pfizer, Inc. 4.50% - 7.20%
due 2/15/14 - 3/15/39; Philip Morris
International, Inc. 4.88% due 5/16/13; Plains
All American Pipeline LP/PAA Finance Corp.
5.00% - 8.75% due 5/1/19 - 2/1/21; PNC
Bank NA 5.25% due 1/15/17; PNC Financial
Services Group, Inc. (The) 8.25% (c); PNC
Funding Corp. 5.40% - 5.63% due 6/10/14 -
2/1/17; Post Apartment Homes LP 3.38%
due 12/1/22; PPG Industries, Inc. 2.70% due
8/15/22; Pride International, Inc. 8.50% due
6/15/19; Principal Financial Group, Inc. 3.30% -
8.88% due 5/15/19 - 9/15/22; Principal Life
Global Funding II 1.00% due 12/11/15; Principal
Life Global Funding II 1.00% due 12/11/15;
Procter & Gamble Co. (The) 1.80% due
11/15/15; Progress Energy, Inc. 3.15% - 5.63%
due 1/15/16 - 4/1/22; Progressive Corp. (The)
6.63% - 7.00% due 10/1/13 - 3/1/29;
ProLogis LP 5.90% - 6.63% due 6/3/13 -
12/1/19; Provident Cos., Inc. 7.25% due
3/15/38; Prudential Financial, Inc. 3.00% -
6.63% due 5/15/13 - 6/21/40; Quest
Diagnostics, Inc. 6.95% due 7/1/37; Raymond
James Financial, Inc. 5.63% - 8.60% due
8/15/19 - 4/1/24; Raytheon Co. 4.70% due
12/15/41; Rogers Communications, Inc. 6.25%
due 6/15/13; Royal Bank of Scotland PLC (The)
5.00% due 4/15/20; Ryder System, Inc. 3.15%
due 3/2/15; Simon Property Group LP 5.63% -
6.75% due 5/15/14 - 8/15/14; Sonoco
Products Co. 4.38% - 5.75% due 11/1/21 -
11/1/40; St. Jude Medical, Inc. 2.20% due
9/15/13; Staples, Inc. 9.75% due 1/15/14;
SunTrust Bank 7.25% due 3/15/18; SunTrust
Banks, Inc. 6.00% due 9/11/17; Swiss Re
Solutions Holding Corp. 7.00% due 2/15/26;
Symantec Corp. 3.95% due 6/15/22; Tampa
Electric Co. 5.40% due 5/15/21; Target Corp.
4.00% due 6/15/13; Time Warner Cable, Inc.
5.88% due 11/15/40; Time Warner
Entertainment Co. LP 8.38% due 7/15/33;
Time Warner, Inc. 3.15% due 7/15/15;
Torchmark Corp. 9.25% due 6/15/19; Toyota
Motor Credit Corp. 1.38% - 3.30% due
8/12/13 - 1/12/22; TransAlta Corp. 6.50%
due 3/15/40; Transatlantic Holdings, Inc. 8.00%
due 11/30/39; TransCanada PipeLines Ltd.
5.85% due 3/15/36; Travelers Cos., Inc. (The)
5.80% due 5/15/18; UDR, Inc. 4.25% due
5/31/18; Union Bank NA 2.13% due 6/16/17;
Union Carbide Corp. 7.75% due 10/1/96;
United Parcel Service, Inc. 2.45% due 10/1/22;
UnitedHealth Group, Inc. 3.38% - 5.00% due
8/15/14 - 11/15/21; US Bancorp 4.20% due
5/15/14; Valero Energy Corp. 4.75% due
4/1/14; Verizon Communications, Inc. 6.40%
due 2/15/38; Viacom, Inc. 3.25% - 4.50%
due 3/1/21 - 3/15/23; Wal-Mart Stores, Inc.
2.55% - 5.63% due 5/1/13 - 4/1/40;

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Walt Disney Co. (The) 5.50% - 6.20% due 6/20/14 - 3/15/19; Weingarten Realty Investors 4.86% -4.95% due 12/1/13 - 1/15/14; Westpac Banking Corp. 2.00% - 2.60% due 9/15/16 - 6/15/17; Williams Partners LP 6.30% due 4/15/40; Williams Partners LP/Williams Partners Finance Corp. 7.25% due 2/1/17; Wyeth LLC 6.00% - 6.45% due 2/1/24 - 2/15/36; valued at $94,500)	$90,000	$90,000
Wells Fargo Securities LLC, (0.30%, dated
4/30/13, due 5/7/13; proceeds $230,013;
fully collateralized by Corporate Bonds; ABB
Finance USA, Inc. 4.38% due 5/8/42; ACE INA
Holdings, Inc. 4.15% due 3/13/43; Aetna, Inc.
6.63% due 6/15/36; AGL Capital Corp. 6.00%
due 10/1/34; Alabama Power Co. 3.85% due
12/1/42; Alberta Energy Co., Ltd. 7.38% due
11/1/31; Allstate Corp. (The) 5.20% - 6.90%
due 5/16/14 - 1/15/42; Amazon.com, Inc.
0.65% due 11/27/15; American Financial Group,
Inc. 9.88% due 6/15/29; American International
Group, Inc. 3.65% - 4.88% due 1/15/14 -
3/22/17; Aon Corp. 6.25% due 9/30/40;
Apache Corp. 3.25% - 5.10% due 4/15/22 -
9/1/40; Assurant, Inc. 6.75% due 2/15/34;
Atlantic City Electric Co. 4.35% due 4/1/21;
Atmos Energy Corp. 8.50% due 3/15/19;
Baltimore Gas & Electric Co. 5.20% due
6/15/33; Bank of America Corp. 3.30% - 7.80%
due 5/1/13 - 2/15/38; Bank of America NA
6.00% due 6/15/16 - 10/15/36; Bank of
New York Mellon Corp. (The) 2.40% due
1/17/17; BB&T Corp. 1.60% due 8/15/17;
Berkshire Hathaway Finance Corp. 3.00% -
5.40% due 5/15/18 - 5/15/22; Berkshire
Hathaway, Inc. 4.50% due 2/11/43; BHP Billiton
Finance USA Ltd. 3.25% due 11/21/21; BP
Capital Markets PLC 4.74% due 3/11/21;
Burlington Northern Santa Fe LLC 5.05%
due 3/1/41; Canadian Natural Resources Ltd.
6.50% due 2/15/37; CenterPoint Energy
Resources Corp. 6.25% due 2/1/37; Citigroup,
Inc. 5.88% - 6.63% due 6/15/32–10/31/33;
Clorox Co. (The) 3.80% due 11/15/21; CNA
Financial Corp. 7.25% due 11/15/23; Comcast
Cable Communications Holdings, Inc. 9.46%
due 11/15/22; Comcast Corp. 6.40% - 7.05%
due 3/15/33 - 3/1/40; Commonwealth
Edison Co. 6.45% due 1/15/38; COX
Communications, Inc. 4.70% - 8.38% due
3/1/39 - 12/15/42; Credit Suisse USA, Inc.
5.13% due 1/15/14; Delmarva Power & Light
Co. 4.00% due 6/1/42; Devon Energy Corp.
7.95% due 4/15/32; DIRECTV Holdings LLC/
DIRECTV Financing Co., Inc. 6.00% due
8/15/40; Discovery Communications LLC
6.35% due 6/1/40; DTE Electric Co. 4.00%
due 4/1/43; Duke Energy Indiana, Inc. 4.20% -
6.35% due 8/15/38 - 3/15/42; Duke Realty LP
3.63% due 4/15/23; Enbridge, Inc. 4.90% due
3/1/15; ERP Operating LP 7.57% due 8/15/26;
Everest Reinsurance Holdings, Inc. 6.60%
	Face Amount (000)	Value (000)
due 5/1/67; Fifth Third Bancorp 6.25% due
5/1/13; Florida Power & Light Co. 3.80% due
12/15/42; FMC Technologies, Inc. 3.45%
due 10/1/22; General Electric Capital Corp.
2.30% - 6.88% due 4/27/17 - 1/10/39; George
Washington University (The) 4.36% due 9/15/43;
Georgia Power Co. 4.75% due 9/1/40;
Georgia-Pacific LLC 8.00% due 1/15/24;
GlaxoSmithKline Capital, Inc. 4.38% due
4/15/14; Goldman Sachs Group, Inc. (The)
7.50% due 2/15/19; Hartford Financial Services
Group, Inc. 6.10% - 6.63% due 3/30/40 -
10/1/41; HCP, Inc. 3.75% due 2/1/19; HSBC
Bank USA NA 5.63% due 8/15/35; Indiana
Michigan Power Co. 6.05% due 3/15/37; Intel
Corp. 4.80% due 10/1/41; Jefferies Group LLC
6.25% - 6.45% due 6/8/27 - 1/15/36; JPMorgan
Chase & Co. 4.35% - 6.40% due 5/10/21 -
5/15/38; Kansas City Power & Light Co. 5.30%
due 10/1/41; Kimberly-Clark Corp. 6.63%
due 8/1/37; Laboratory Corp. of America
Holdings 5.63% due 12/15/15; Liberty Mutual
Group, Inc. 6.50% due 3/15/35; Lincoln National
Corp. 6.25% due 2/15/20; Markel Corp. 3.63%
due 3/30/23; Massachusetts Mutual Life
Insurance Co. 8.88% due 6/1/39; Merrill
Lynch & Co., Inc. 5.45% - 6.75% due 7/15/14 -
1/29/37; MetLife, Inc. 6.50% due 12/15/32;
Metropolitan Life Global Funding I 3.00% due
1/10/23; Mondelez International, Inc. 6.50%
due 2/9/40; Morgan Stanley 4.10% - 7.25%
due 4/1/14 - 4/1/32; National Bank of Canada
1.45% due 11/7/17; National Oilwell Varco, Inc.
3.95% due 12/1/42; Nationwide Mutual
Insurance Co. 7.88% due 4/1/33; NBC Universal
Media LLC 5.95% - 6.40% due 4/30/40 -
4/1/41; Norfolk Southern Corp. 2.90%
due 2/15/23; Northwest Pipeline GP 6.05%
due 6/15/18; Pacific Gas & Electric Co. 5.80%
due 3/1/37; Pepco Holdings, Inc. 7.45% due
8/15/32; Petro-Canada 6.05% due 5/15/18;
Petrohawk Energy Corp. 6.25% due 6/1/19;
Philip Morris International, Inc. 4.38% due
11/15/41; Plains All American Pipeline LP/PAA
Finance Corp. 6.70% due 5/15/36; PNC
Bank NA 2.70% due 11/1/22; Potomac Electric
Power Co. 4.15% due 3/15/43; Principal
Financial Group, Inc. 3.13% due 5/15/23;
Prudential Financial, Inc. 4.50% - 6.63% due
11/16/20 - 5/12/41; Qwest Corp. 7.25% due
10/15/35; Realty Income Corp. 5.88% due
3/15/35; Regency Centers LP 6.00% due
6/15/20; Rio Tinto Finance USA PLC 2.00%
due 3/22/17; Santander Holdings USA, Inc.
3.00% due 9/24/15; Scripps Networks
Interactive, Inc. 2.70% due 12/15/16; Sempra
Energy 6.00% due 10/15/39; Shell International
Finance BV 5.50% due 3/25/40; Southern
California Edison Co. 6.65% due 4/1/29;
SouthTrust Bank 6.57% due 12/15/27;
Southwestern Energy Co. 7.50% due 2/1/18;
Spectra Energy Capital LLC 8.00% due 10/1/19;
State Street Corp. 4.38% due 3/7/21;

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Sunoco Logistics Partners Operations LP
4.65% - 6.85% due 2/15/22 - 2/15/40; Swiss
Re Solutions Holding Corp. 7.75% due 6/15/30;
Symantec Corp. 3.95% due 6/15/22; Target
Corp. 7.00% due 1/15/38; TD Ameritrade
Holding Corp. 4.15% due 12/1/14; Time Warner
Cable, Inc. 5.00% - 5.88% due 2/1/20 -
11/15/40; Time Warner, Inc. 4.00% due
1/15/22; Toledo Edison Co. (The) 6.15% due
5/15/37; Transatlantic Holdings, Inc. 8.00%
due 11/30/39; TransCanada PipeLines Ltd.
6.35% due 5/15/67; Travelers Cos., Inc.
(The) 5.75% due 12/15/17; Walt Disney Co.
(The) 2.35% - 4.13% due 12/1/22 - 12/1/41;
Weingarten Realty Investors 6.60% - 6.88%
due 11/26/26 - 6/25/27; Wells Fargo & Co.
3.63% due 4/15/15; Weyerhaeuser Co. 6.88%
due 12/15/33; Wisconsin Energy Corp. 6.20%
due 4/1/33; Xstrata Finance Canada Ltd.
3.60% due 1/15/17; and a U.S. Government
Obligation; U.S. Treasury Strip 2.00% due
3/22/17; valued at $241,500)	$230,000	$230,000
Wells Fargo Securities LLC, (0.35%, dated
4/30/13, due 5/1/13; proceeds $90,001; fully
collateralized by Corporate Bonds; AEP
Industries, Inc. 8.25% due 4/15/19; Allbritton
Communications Co. 8.00% due 5/15/18;
Alliant Techsystems, Inc. 6.88% due 9/15/20;
Allstate Corp. (The) 5.20% due 1/15/42; Ally
Financial, Inc. 3.13% - 8.30% due 12/1/14 -
11/1/31; AMC Networks, Inc. 7.75% due
7/15/21; American Express Co. 8.15% due
3/19/38; American Water Capital Corp. 8.25%
due 12/1/38; Amkor Technology, Inc. 6.63%
due 6/1/21; Amphenol Corp. 4.75% due
11/15/14; Anixter, Inc. 5.95% due 3/1/15;
Apria Healthcare Group, Inc. 11.25% due
11/1/14; ArcelorMittal 5.38% due 6/1/13;
ArcelorMittal USA LLC 6.50% due 4/15/14;
Atwood Oceanics, Inc. 6.50% due 2/1/20;
AutoNation, Inc. 5.50% - 6.75% due 4/15/18 -
2/1/20; Axiall Corp. 4.88% due 5/15/23;
B/E Aerospace, Inc. 6.88% due 10/1/20;
Ball Corp. 5.00% - 7.38% due 9/1/16 - 3/15/22;
Bank of America Corp. 3.70% - 7.80% due
5/1/13 - 9/15/37; Bank of America NA 6.00%
due 10/15/36; Barclays Bank PLC 4.00% -
5.25% due 5/5/23 - 5/27/31; Berry Petroleum
Co. 6.38% due 9/15/22; BOE Merger Corp.
9.50% due 11/1/17; Boise Paper Holdings
LLC/Boise Co-Issuer Co. 8.00% due 4/1/20;
Boise Paper Holdings LLC/Boise Finance Co.
9.00% due 11/1/17; Boyd Gaming Corp. 9.00%
due 7/1/20; Brandywine Operating Partnership
LP 4.95% - 5.40% due 11/1/14 - 4/15/18;
Cablevision Systems Corp. 7.75% due 4/15/18;
Capella Healthcare, Inc. 9.25% due 7/1/17;
Case New Holland, Inc. 7.75% due 9/1/13;
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13% - 7.88% due 10/30/17 - 2/15/23;
Centene Corp. 5.75% due 6/1/17;
CenturyLink, Inc. 6.45% due 6/15/21;

	Face Amount (000)	Value (000)
Cequel Communications Holdings I LLC/Cequel
Capital Corp. 8.63% due 11/15/17; Chesapeake
Energy Corp. 6.88% due 11/15/20;
CHS/Community Health Systems, Inc. 8.00%
due 11/15/19; CIT Group, Inc. 4.25% - 6.00%
due 5/15/17 - 4/1/36; Citigroup, Inc. 5.00% -
6.88% due 9/15/14 - 3/5/38; Clayton Williams
Energy, Inc. 7.75% due 4/1/19; CNA Financial
Corp. 7.25% due 11/15/23; CNH Capital LLC
3.88% due 11/1/15; Cogent Communications
Group, Inc. 8.38% due 2/15/18; Comcast Corp.
2.85% due 1/15/23; Commercial Metals Co.
7.35% due 8/15/18; Comstock Resources, Inc.
8.38% due 10/15/17; Constellation Brands, Inc.
8.38% due 12/15/14; Consumers Energy Co.
2.85% due 5/15/22; Cott Beverages, Inc.
8.38% due 11/15/17; COX Communications,
Inc. 6.95% due 6/1/38; Cricket Communications,
Inc. 7.75% due 5/15/16; Crown Americas
LLC/Crown Americas Capital Corp. III 6.25%
due 2/1/21; DAE Aviation Holdings, Inc. 11.25%
due 8/1/15; DaVita HealthCare Partners, Inc.
6.38% - 6.63% due 11/1/18 - 11/1/20;
DDR Corp. 7.50% - 7.88% due 4/1/17 - 9/1/20;
Dean Holding Co. 6.90% due 10/15/17; Dell,
Inc. 1.40% due 9/10/13; Delphi Corp. 5.00%
due 2/15/23; Deluxe Corp. 7.00% due 3/15/19;
Denbury Resources, Inc. 4.63% due 7/15/23;
Discovery Communications LLC 6.35% due
6/1/40; DJO Finance LLC/DJO Finance Corp.
9.88% due 4/15/18; Dominion Resources, Inc.
2.75% due 9/15/22; Dow Chemical Co. (The)
8.55% due 5/15/19; DR Horton, Inc. 4.75%
due 5/15/17; EP Energy LLC/EP Energy
Finance, Inc. 9.38% due 5/1/20; ERP
Operating LP 4.63% due 12/15/21; Express
LLC/Express Finance Corp. 8.75% due 3/1/18;
Ferrellgas LP/Ferrellgas Finance Corp. 9.13%
due 10/1/17; Fiesta Restaurant Group, Inc.
8.88% due 8/15/16; First Data Corp. 10.63%
due 8/15/21; First Industrial LP 7.50% - 7.60%
due 12/1/17 - 7/15/28; First Tennessee
Bank NA 4.63% due 5/15/13; Fresenius Medical
Care US Finance II, Inc. 5.63% due 7/31/19;
Frontier Communications Corp. 8.13% due
10/1/18; General Electric Capital Corp.
5.20% - 6.88% due 5/15/34 - 1/10/39;
General Motors Financial Co., Inc. 6.75% due
6/1/18; Genworth Holdings, Inc. 6.15% due
11/15/66; Goldman Sachs Group, Inc. (The)
5.75% - 6.00% due 11/17/31 - 3/15/41; GXS
Worldwide, Inc. 9.75% due 6/15/15; Halcon
Resources Corp. 9.75% due 7/15/20;
Hanesbrands, Inc. 8.00% due 12/15/16;
Hartford Financial Services Group, Inc. 6.10%
due 10/1/41; Hasbro, Inc. 6.13% due 5/15/14;
HCA, Inc. 4.75% - 7.19% due 3/15/14 - 5/1/23;
HealthSouth Corp. 5.75% due 11/1/24;
Historic TW, Inc. 6.63% due 5/15/29;
HollyFrontier Corp. 9.88% due 6/15/17; HSBC
Finance Corp. 7.63% due 5/17/32; Huntsman
International LLC 8.63% due 3/15/20 - 3/15/21;
Igloo Holdings Corp. 8.25% due 12/15/17;
Indiana Michigan Power Co. 6.05% due 3/15/37;

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Ingles Markets, Inc. 8.88% due 5/15/17; Isle of
Capri Casinos, Inc. 8.88% due 6/15/20; Jaguar
Holding Co. II/Jaguar Merger Sub, Inc. 9.50%
due 12/1/19; Jarden Corp. 7.50% due 5/1/17;
Jefferies Group LLC 6.45% due 6/8/27; John
Deere Capital Corp. 2.25% due 4/17/19;
JPMorgan Chase & Co. 4.63% due 5/10/21;
Kerr-McGee Corp. 6.95% due 7/1/24;
Lafarge SA 7.13% due 7/15/36; Lamar Media
Corp. 9.75% due 4/1/14; Lear Corp. 7.88%
due 3/15/18; Level 3 Financing, Inc. 9.38%
due 4/1/19; Liberty Interactive LLC 5.70%
due 5/15/13; Liberty Mutual Group, Inc. 4.95%
due 5/1/22; LifePoint Hospitals, Inc. 6.63%
due 10/1/20; Linn Energy LLC/Linn Energy
Finance Corp. 6.50% due 5/15/19; Live Nation
Entertainment, Inc. 8.13% due 5/15/18; Lloyds
TSB Bank PLC Zero Coupon - 5.50% due
1/12/27 - 4/13/27; Longview Fibre Paper &
Packaging, Inc. 8.00% due 6/1/16; Marina
District Finance Co., Inc. 9.50% due 10/15/15;
MarkWest Energy Partners LP/MarkWest Energy
Finance Corp. 6.25% due 6/15/22; Memorial
Production Partners LP/Memorial Production
Finance Corp. 7.63% due 5/1/21; Merrill
Lynch & Co., Inc. 6.50% - 6.88% due 4/25/18 -
7/15/18; Metropolitan Life Global Funding I
3.88% due 4/11/22; Mondelez International, Inc.
6.50% due 2/9/40; Morgan Stanley 4.10% -
7.25% due 1/26/15 - 4/1/32; Mueller Water
Products, Inc. 7.38% due 6/1/17; News
America, Inc. 6.55% - 6.90% due 3/15/33 -
8/15/39; Nexstar Broadcasting, Inc./Mission
Broadcasting, Inc. 8.88% due 4/15/17; Nielsen
Finance LLC/Nielsen Finance Co. 11.63% due
2/1/14; Occidental Petroleum Corp. 1.75%
due 2/15/17; Oglethorpe Power Corp. 5.38%
due 11/1/40; Olin Corp. 8.88% due 8/15/19;
Owens-Illinois, Inc. 7.80% due 5/15/18; PepsiCo,
Inc. 2.75% due 3/1/23; Petro-Canada 6.05%
due 5/15/18; Pinnacle Foods Finance LLC/
Pinnacle Foods Finance Corp. 8.25% due
9/1/17; PNC Financial Services Group, Inc.
(The) 8.25% (c); PolyOne Corp. 7.38% due
9/15/20; PQ Corp. 8.75% due 5/1/18;
Provident Cos., Inc. 7.25% due 3/15/38; QEP
Resources, Inc. 5.25% due 5/1/23; QR Energy
LP/QRE Finance Corp. 9.25% due 8/1/20;
Qwest Capital Funding, Inc. 6.50% due 11/15/18;
Regency Energy Partners LP/Regency Energy
Finance Corp. 5.50% due 4/15/23; Reynolds
Group Issuer, Inc./Reynolds Group Issuer LLC/
Reynolds Group Issuer Lu 8.50% due 5/15/18;
Royal Bank of Canada 2.00% due 11/19/24;
Royal Bank of Scotland Group PLC 7.65% due
9/30/31; RR Donnelley & Sons Co. 7.63%
due 6/15/20; Sally Holdings LLC/Sally Capital,
Inc. 6.88% due 11/15/19; Seminole Hard Rock
Entertainment, Inc./Seminole Hard Rock
International LLC 2.78% due 3/15/14; Service
Corp. International 7.63% due 10/1/18; Simon
Property Group LP 6.13% due 5/30/18;
Smithfield Foods, Inc. 7.75% due 7/1/17;
Spectrum Brands Escrow Corp. 6.63%
	Face Amount (000)	Value (000)
due 11/15/22; Speedway Motorsports, Inc.
8.75% due 6/1/16; Springleaf Finance Corp.
5.85% due 6/1/13; Stater Bros. Holdings, Inc.
7.38% due 11/15/18; Stewart Enterprises, Inc.
6.50% due 4/15/19; Surgical Care Affiliates,
Inc. 8.88% due 7/15/15; Swift Services
Holdings, Inc. 10.00% due 11/15/18; Toll
Brothers Finance Corp. 6.75% due 11/1/19;
United Airlines, Inc. 6.75% due 9/15/15; United
Rentals North America, Inc. 6.13% due 6/15/23;
Unum Group 6.75% due 12/15/28; USB
Capital IX 3.50% (c); Valassis Communications,
Inc. 6.63% due 2/1/21; Viacom, Inc. 4.38%
due 3/15/43; Vulcan Materials Co. 6.50% due
12/1/16; Wachovai Corp. 2.07% due 5/1/13;
Wachovia Bank NA 0.72% - 6.18% due
8/15/15 - 2/15/36; Walt Disney Co. (The)
4.38% due 8/16/41; WellPoint, Inc. 3.70% due
8/15/21; Wells Fargo & Co. 2.10% due 5/8/17;
Weyerhaeuser Co. 6.88% due 12/15/33;
Windstream Corp. 7.50% due 4/1/23; XM
Satellite Radio, Inc. 7.63% due 11/1/18; Yankee
Candle Co., Inc. 9.75% due 2/15/17; YCC
Holdings LLC/Yankee Finance, Inc. 10.25% due
2/15/16; Zions Bancorporation 5.65% due
5/15/14; and a Commerical Paper; BNP Paribas
Finance, Inc. Zero Coupon due 10/10/13;
valued at $95,086)	$90,000	$90,000
Wells Fargo Securities LLC, (0.40%, dated
4/24/13, due 5/1/13; proceeds $90,007; fully
collateralized by Corporate Bonds; Allstate Corp.
(The) 6.90% due 5/15/38; Anixter, Inc. 5.95%
due 3/1/15; AutoNation, Inc. 6.75% due
4/15/18; Ball Corp. 5.00% due 3/15/22;
Bank of America Corp. 3.70% - 4.90% due
5/1/13 - 9/1/15; Bank of America NA 5.30%
due 3/15/17; Bank of New York Mellon Corp.
(The) 0.70% - 5.45% due 10/23/15 - 5/15/19;
Bear Stearns Cos., LLC (The) 4.00% - 5.85%
due 7/15/13 - 2/15/30; Block Communications,
Inc. 7.25% due 2/1/20; Buckeye Partners LP
5.50% due 8/15/19; Cablevision Systems Corp.
5.88% due 9/15/20; Camden Property Trust
5.00% due 6/15/15; Capital One Financial Corp.
5.50% due 6/1/15; Caterpillar Financial Services
Corp. 5.50% due 3/15/16; CCO Holdings
LLC/CCO Holdings Capital Corp. 7.25% due
10/30/17; CHS/Community Health Systems,
Inc. 5.13% due 8/15/18; Cinemark USA, Inc.
8.63% due 6/15/19; CIT Group, Inc. 5.00%
due 5/15/17; Citigroup, Inc. 6.00% - 6.63%
due 6/15/32 - 10/31/33; CNH Capital LLC
3.88% due 11/1/15; Colgate-Palmolive Co.
5.20% due 11/7/16; CommonWealth REIT
6.25% due 6/15/17; Concho Resources, Inc.
8.63% due 10/1/17; Copano Energy LLC/
Copano Energy Finance Corp. 7.75% due
6/1/18; Countrywide Financial Corp. 6.25%
due 5/15/16; Crosstex Energy LP/Crosstex
Energy Finance Corp. 8.88% due 2/15/18;
DCP Midstream LLC 6.45% due 11/3/36; Duke
Realty LP 4.38% due 6/15/22; Entravision
Communications Corp. 8.75% due 8/1/17;
Equity One, Inc. 5.38% - 6.00% due 10/15/15 -
9/15/17; Fifth Third Bancorp 6.25%
due 5/1/13; First Data Corp. 8.25%

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
due 1/15/21; First Industrial LP 7.60% due
7/15/28; FMC Technologies, Inc. 3.45% due
10/1/22; Fresenius US Finance II, Inc. 9.00%
due 7/15/15; General Electric Capital Corp.
0.54% - 6.90% due 5/15/13 - 3/15/32;
Goldman Sachs Group, Inc. (The) 5.25% due
10/15/13; Hartford Financial Services Group,
Inc. 7.30% due 11/1/15; HCA, Inc. 5.75% -
7.88% due 3/15/14 - 2/15/20; H.J. Heinz Co.
2.85% due 3/1/22; Host Hotels & Resorts LP
6.75% due 6/1/16; HSBC Finance Corp. 6.00%
due 8/15/14; IASIS Healthcare LLC/IASIS
Capital Corp. 8.38% due 5/15/19; Janus Capital
Group, Inc. 6.70% due 6/15/17; Jefferies Group
LLC 5.88% due 6/8/14; Lafarge SA 7.13%
due 7/15/36; Liberty Property LP 5.50%
due 12/15/16; Lincoln National Corp. 6.25%
due 2/15/20; Marina District Finance Co., Inc.
9.50% due 10/15/15; MarkWest Energy
Partners LP/MarkWest Energy Finance Corp.
6.25% due 6/15/22; Merrill Lynch & Co., Inc.
6.05% due 6/1/34; Metropolitan Life Global
Funding I 3.00% due 1/10/23; Morgan Stanley
5.50% - 6.75% due 10/15/13 - 7/24/20;
Mueller Water Products, Inc. 7.38% due 6/1/17;
News America, Inc. 5.65% due 8/15/20;
Nomura Holdings, Inc. 5.00% due 3/4/15;
Oglethorpe Power Corp. 5.38% due 11/1/40;
Penn Virginia Resource Partners LP/Penn Virginia
Resource Finance Corp. 8.25% due 4/15/18;
Plains Exploration & Production Co. 6.50%
due 11/15/20; ProLogis LP 7.38% - 7.63%
due 7/1/17 - 10/30/19; Prudential Financial, Inc.
4.50% due 11/16/20; QR Energy LP/QRE
Finance Corp. 9.25% due 8/1/20; Qwest Corp.
6.50% - 7.20% due 6/1/17 - 11/10/26; Radnet
Management, Inc. 10.38% due 4/1/18; Realty
Income Corp. 5.50% due 11/15/15; Seminole
Hard Rock Entertainment, Inc./Seminole Hard
Rock International LLC 2.78% due 3/15/14;
Service Corp. International 6.75% - 7.63% due
4/1/16 - 10/1/18; Spirit Aerosystems, Inc.
6.75% due 12/15/20; Sunoco Logistics Partners
Operations LP 4.65% due 2/15/22; SunTrust
Bank/Atlanta GA 5.00% due 9/1/15; Swift
Energy Co. 7.88% due 3/1/22; Time Warner
Cos., Inc. 7.25% due 10/15/17; Toledo
Edison Co. (The) 6.15% due 5/15/37; Toyota
Motor Credit Corp. 0.88% - 1.38% due
8/12/13 - 7/17/15; TransAlta Corp. 6.50%
due 3/15/40; Transatlantic Holdings, Inc. 8.00%
due 11/30/39; UnionBanCal Corp. 5.25% due
12/16/13; US Bancorp 3.44% due 2/1/16;
Walt Disney Co. (The) 2.35% - 5.88% due
12/15/17 - 12/1/22; Washington Real Estate
Investment Trust 5.35% due 5/1/15; Whirlpool
Corp. 4.70% due 6/1/22; WireCo WorldGroup,
Inc. 9.50% due 5/15/17; WR Berkley Corp.
7.38% due 9/15/19; YCC Holdings LLC/Yankee
Finance, Inc. 10.25% due 2/15/16; and a
Commerical Paper; BNP Paribas Finance, Inc.
Zero Coupon due 10/10/13;
valued at $94,898)	$90,000	$90,000
Total Repurchase Agreements (Cost $8,730,785)		8,730,785
	Face Amount (000)	Value (000)
Tax-Exempt Instruments (10.0%)
Closed-End Investment Company (0.1%)
Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT) 0.32%, 5/5/41 (b)	$35,000	$35,000
Daily Variable Rate Bond (0.1%)
Indiana Finance Authority, Indiana University Health Obligated Group Ser 2011 K (Taxable) 0.18%, 3/1/33	19,940	19,940
Municipal Bond (1.4%)
California, Ser 2012-13 A-2 RANs 2.50%, 6/20/13	298,000	298,842
Weekly Variable Rate Bonds (8.4%)
California Educational Facilities Authority, California Institute of Technology 2006 Ser B 0.20%, 10/1/36	20,000	20,000
California Statewide Communities Development Authority, Kaiser Permanente Ser 2004 L 0.21%, 4/1/38	60,000	60,000
Colorado Housing & Finance Authority, Multi-Family Class 1 2006 Ser A-1 (Taxable) 0.19%, 10/1/36	32,840	32,840
Single Family Mortgage Class I 2003 Ser B-3 (AMT) 0.21%, 11/1/26	40,390	40,390
Single Family Mortgage Class I 2007 Ser B-2 (AMT) 0.21%, 5/1/38	25,000	25,000
Illinois Finance Authority, Northwestern Memorial Hospital Ser 2007 A-4 0.21%, 8/15/42	10,285	10,285
JEA, FL, Electric System Ser Three 2008 B-2 0.19%, 10/1/40	34,900	34,900
Kansas Department of Transportation, Highway Ser 2002 C-1 0.21%, 9/1/19	20,465	20,465
Highway Ser 2002 C-2 0.21%, 9/1/19	22,800	22,800
Highway Ser 2004 C-2 0.21%, 9/1/22	16,215	16,215
Los Angeles Department of Water & Power, CA, Power System 2001 Ser B Subser B-5 0.17%, 7/1/34	32,000	32,000
Loudoun County Industrial Development Authority, VA, Howard Hughes Medical Institute Ser 2003 A 0.20%, 2/15/38	30,915	30,915
Howard Hughes Medical Institute Ser 2003 D 0.21%, 2/15/38	16,200	16,200
Massachusetts Development Finance Agency, Partners HealthCare System, Inc. Ser 2011 K-2 0.22%, 7/1/46	44,000	44,000
Massachusetts Health & Educational Facilities Authority, Partners HealthCare System 2009 Ser I-1 0.19%, 7/1/44	25,600	25,600
Massachusetts Water Resources Authority, Gen Ser 2008 F 0.18%, 8/1/29	44,585	44,585

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (cont'd)
Michigan State University, Ser 2000 A 0.21%, 8/15/30	$25,935	$25,935
Minnesota Housing Finance Agency, Residential Housing Finance 2007 Ser J (Taxable) 0.20%, 7/1/38	5,975	5,975
Residential Housing Finance 2007 Ser T (Taxable) 0.20%, 7/1/48	18,070	18,070
Minnesota Office of Higher Education, Supplemental Student Loan 2012 Ser A (Taxable) 0.18%, 8/1/47	14,727	14,727
Supplemental Student Loan 2012 Ser B (AMT) 0.21%, 8/1/47	45,000	45,000
New Hampshire Health & Education Facilities Authority, Dartmouth College Ser 2002 0.20%, 6/1/32	36,260	36,260
Dartmouth College Ser 2003 0.21%, 6/1/23	47,865	47,865
New York City Housing Development Corporation, NY, Gold Street 2006 Ser A 0.21%, 4/15/36	45,900	45,900
New York City Transitional Finance Authority, NY, Future Tax Fiscal 1999 2nd Ser Subser A-2 0.20%, 11/15/27	44,300	44,300
Future Tax Fiscal 2001 Ser A 0.24%, 2/15/30	51,450	51,450
New York City, NY, Fiscal 2010 Subser G-4 0.22%, 3/1/39	100,000	100,000
New York State Dormitory Authority, City University System Cons 5th Ser 2008 D 0.20%, 7/1/31	24,400	24,400
Mental Health Services Facilities Ser 2003D-2F 0.21%, 2/15/31	29,235	29,235
Rockefeller University Ser 2009 B 0.20%, 7/1/40	32,750	32,750
New York State Housing Finance Agency, Clinton Green North Ser 2006 A (AMT) 0.21%, 11/1/38	34,000	34,000
Related-Taconic West 17th Street Ser 2009 A 0.23%, 5/15/39	25,000	25,000
Tower 31 Ser 2005 A 0.21%, 11/1/36	51,400	51,400
North Carolina Medical Care Commission, Novant Health Obligated Group Ser 2004 A 0.21%, 11/1/34	76,650	76,650
	Face Amount (000)	Value (000)
Orlando Utilities Commission, FL, Utility System Ser 2008-1 0.20%, 10/1/33	$52,000	$52,000
Pennsylvania Housing Finance Agency, Single Family Mortgage Ser 2004-81C (AMT) 0.22%, 10/1/34	20,855	20,855
Riverside County Transportation Commission, CA, Sales Tax Ser 2009 A 0.23%, 6/1/29	36,740	36,740
Sacramento Transportation Authority, CA, Measure A Sales Tax Ser 2009 A 0.18%, 10/1/38	75,000	75,000
San Francisco City & County, CA, San Francisco International Airport Second Ser 2010 A-1 (AMT) 0.23%, 5/1/30	43,000	43,000
Santa Clara Valley Transportation Authority, CA, Measure A Sales Tax Ser 2008 B 0.21%, 4/1/36	44,300	44,300
South Dakota Housing Development Authority, Homeownership Mortgage Ser 2008 C (AMT) 0.24%, 5/1/39	45,000	45,000
University of Massachusetts Building Authority, Senior Ser 2011-1 0.21%, 11/1/34	87,290	87,290
University of Texas Regents, Financing System Ser 2008 B 0.16%, 8/1/16	16,495	16,495
0.17%, 5/2/13	63,180	63,180
Utah Housing Corporation, Single Family Mortgage Class I 2008 Ser A-1 (AMT) 0.25%, 7/1/39	14,650	14,650
Single Family Mortgage Class I 2008 Ser C-1 (AMT) 0.25%, 7/1/39	10,640	10,640
Single Family Mortgage Class I 2009 Ser A 0.23%, 7/1/38	11,700	11,700
Wake County, NC, Public Improvement Ser 2003 C 0.20%, 5/2/13	14,160	14,160
School Ser 2007 B 0.20%, 3/1/24	14,800	14,800
Wisconsin Housing & Economic Development Authority, Home Ownership Ser 2004 E (AMT) 0.21%, 9/1/35	25,500	25,500
		1,760,422
Total Tax-Exempt Instruments (Cost $2,114,204)		2,114,204
Time Deposit (1.4%)
International Bank (1.4%)
US Bank Cayman Islands 0.12%, 5/1/13 (Cost $295,000)	295,000	295,000
Total Investments (100.0%) (Cost $21,003,786)		21,003,786
Other Assets in Excess of Liabilities (0.0%) (d)		6,327
Net Assets (100.0%)		$21,010,113
The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at April 30, 2013.

(d)  Amount is less than 0.05%.

AMT  Alternative Minimum Tax.

RANs  Revenue Anticipation Notes.

REIT  Real Estate Investment Trust.

VRDP  Variable Rate Demand Preferred.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	41.6%
Certificates of Deposit	15.7
Floating Rate Notes	13.3
Commercial Paper	11.4
Tax-Exempt Instruments	10.0
Extendible Floating Rate Notes	6.6
Other*	1.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments

Government Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (17.3%)
Federal Farm Credit Bank
3.88%, 10/7/13	$9,000	$9,146
Federal Home Loan Bank,
0.10%, 11/1/13	200,000	199,985
0.11%, 7/16/13 - 7/25/13	334,500	334,483
0.12%, 8/9/13 (a)	170,000	169,943
0.12%, 8/19/13	157,000	156,982
0.13%, 8/9/13 (a)	49,500	49,483
0.13%, 10/15/13	41,000	40,997
0.14%, 6/17/13	150,000	150,000
0.15%, 5/15/13 (b)	157,000	157,000
0.15%, 8/30/13 (a)	83,500	83,459
0.15%, 9/27/13	212,000	211,994
0.16%, 5/23/13	167,500	167,499
0.18%, 9/4/13 (b)	83,000	83,000
0.21%, 12/6/13 (b)	56,850	56,838
Federal Home Loan Mortgage Corporation,
0.14%, 7/9/13 (a)	125,000	124,966
0.14%, 9/13/13 (b)	214,000	213,985
0.15%, 8/12/13 (a)	50,000	49,979
0.88%, 10/28/13	82,000	82,291
Federal National Mortgage Association,
0.14%, 8/14/13 (a)	81,000	80,967
0.15%, 7/23/13 - 9/3/13 (a)	515,500	515,242
1.00%, 9/23/13	165,500	166,074
1.75%, 5/7/13	50,489	50,502
4.63%, 5/1/13	42,642	42,642
Total U.S. Agency Securities (Cost $3,197,457)		3,197,457
U.S. Treasury Security (0.3%)
U.S. Treasury Note 0.13%, 8/31/13 (Cost $44,998)	45,000	44,998
Repurchase Agreements (83.5%)
ABN Amro Securities LLC, (0.17%, dated 4/30/13, due 5/1/13; proceeds $725,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.29% - 5.50% due 1/1/19 - 12/1/42; Federal National Mortgage Association 2.34% - 6.50% due 3/1/20 - 3/1/43; Government National Mortgage Association 4.00% - 5.00% due 7/15/39 - 6/15/42; valued at $746,818)	725,000	725,000
Bank of Montreal, (0.12%, dated 4/22/13, due 5/22/13; proceeds $190,019; fully collateralized by U.S. Government Agencies; Federal Home Loan Bank 0.65% - 0.90% due 8/22/16 - 10/23/17; Federal Home Loan Mortgage Corporation 2.35% - 4.13% due 9/27/13 - 1/11/23; Federal National Mortgage Association 0.75% - 6.00% due 2/24/16 - 10/1/42; Government National Mortgage Association 3.50% - 4.00% due 2/20/41 - 8/20/42; and by a U.S. Government Obligation; U.S. Treasury Note 0.63% due 8/31/17; valued at $194,757) (Demand 5/7/13)	190,000	190,000
	Face Amount (000)	Value (000)
Bank of Montreal, (0.15%, dated 2/4/13, due 5/3/13; proceeds $225,083; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 2.35% due 1/11/23; and U.S. Government Obligations; U.S. Treasury Bond 4.50% due 8/15/39; U.S. Treasury Notes 0.50% - 4.25% due 8/15/13 - 8/15/22; valued at $229,864)	$225,000	$225,000
Bank of Montreal, (0.15%, dated 4/8/13, due 5/13/13; proceeds $94,014; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 3.75% due 8/15/41; U.S. Treasury Notes 0.88% - 1.88% due 6/30/15 - 3/31/19; valued at $95,849)	94,000	94,000
Bank of Nova Scotia, (0.14%, dated 4/30/13, due 5/1/13; proceeds $170,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.50% due 12/31/13; valued at $173,850)	170,000	170,000
Bank of Nova Scotia, (0.16%, dated 4/30/13, due 5/1/13; proceeds $60,000; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.63% due 8/31/17; valued at $61,163)	60,000	60,000
Bank of Nova Scotia, (0.17%, dated 1/11/13, due 1/3/14; proceeds $400,674; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 4.50% due 8/1/25 - 1/1/43; Federal National Mortgage Association 2.50% - 5.00% due 4/1/26 - 4/1/43; valued at $412,640) (Demand 5/7/13)	400,000	400,000
Bank of Nova Scotia, (0.19%, dated 1/7/13, due 1/2/14; proceeds $425,808; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 5.00% due 8/1/26 - 12/1/42; Federal National Mortgage Association 2.50% - 6.50% due 3/1/26 - 4/1/43; valued at $438,549) (Demand 5/7/13)	425,000	425,000
Bank of Nova Scotia, (0.20%, dated 3/6/13, due 3/4/14; proceeds $75,151; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 4.50% due 10/1/40 - 1/1/43; Federal National Mortgage Association 3.50% - 4.50% due 4/1/26 - 3/1/43; valued at $77,645) (Demand 5/7/13)	75,000	75,000
Bank of Nova Scotia, (0.21%, dated 9/20/12, due 9/13/13; proceeds $400,835; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 4.50% due 12/1/26 - 1/1/43; Federal National Mortgage Association 2.50% - 5.00% due 1/1/27 - 4/1/43; Government National Mortgage Association 3.50% due 2/20/43; valued at $412,652) (Demand 5/7/13)	400,000	400,000

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Bank of Nova Scotia, (0.24%, dated 8/6/12, due 8/1/13; proceeds $200,480; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.50% - 5.00% due 12/1/26 - 1/1/43; Federal National Mortgage Association 2.50% - 4.50% due 6/1/27 - 12/1/42; valued at $206,942) (Demand 5/7/13)	$200,000	$200,000
Barclays Capital, Inc., (0.11%, dated 4/25/13, due 5/2/13; proceeds $270,006; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.00% - 8.00% due 9/1/18 - 2/1/43; Federal National Mortgage Association Zero Coupon - 9.00% due 6/1/18 - 4/1/43; Government National Mortgage Association Zero Coupon - 4.50% due 6/15/41 - 1/20/63; valued at $278,069)	270,000	270,000
Barclays Capital, Inc., (0.15%, dated 4/30/13, due 5/1/13; proceeds $18,082; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.38% due 11/15/15; valued at $18,432)	18,082	18,082
Barclays Capital, Inc., (0.15%, dated 4/30/13, due 5/1/13; proceeds $50,000; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 2.75% due 8/15/42; U.S. Treasury Note 3.13% due 5/15/21; valued at $51,043)	50,000	50,000
BNP Paribas Securities Corp., (0.11%, dated 4/24/13, due 7/24/13; proceeds $412,115; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.50% - 4.50% due 3/1/28 - 2/1/43; Federal National Mortgage Association 2.54% - 4.50% due 12/1/25 - 1/1/43; Government National Mortgage Association 2.00% - 3.50% due 7/20/42 - 3/20/43; valued at $424,498) (Demand 5/7/13)	412,000	412,000
BNP Paribas Securities Corp., (0.13%, dated 4/16/13, due 5/7/13; proceeds $200,015; fully collateralized by U.S. Government Obligations; U.S. Treasury Note 2.63% due 7/15/17; U.S. Treasury Strips Zero Coupon due 8/15/19 - 11/15/36; valued at $203,944)	200,000	200,000
BNP Paribas Securities Corp., (0.14%, dated 4/3/13, due 10/3/13; proceeds $200,142; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.50% - 6.00% due 4/1/26 - 5/1/43; Federal National Mortgage Association 2.00% - 5.83% due 12/1/17 - 5/1/42; Government National Mortgage Association 4.00% due 12/20/39; valued at $206,000) (Demand 5/7/13)	200,000	200,000
BNP Paribas Securities Corp., (0.14%, dated 4/30/13, due 5/1/13; proceeds $200,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.25% due 2/28/15; valued at $204,084)	200,000	200,000
	Face Amount (000)	Value (000)
BNP Paribas Securities Corp., (0.17%, dated 2/20/13, due 7/19/13; proceeds $135,095; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.38% - 7.00% due 4/1/27 - 8/1/42; Federal National Mortgage Association 2.34% - 6.00% due 1/1/22 - 1/1/43; Government National Mortgage Association 3.00% - 3.50% due 11/20/40 - 3/20/41; valued at $139,050) (Demand 5/7/13)	$135,000	$135,000
BNP Paribas Securities Corp., (0.17%, dated 4/30/13, due 5/1/13; proceeds $187,001; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 4.00% - 4.50% due 7/15/41 - 7/20/41; valued at $192,769)	187,000	187,000
BNP Paribas Securities Corp., (0.18%, dated 1/8/13, due 7/8/13; proceeds $250,226; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.22% - 5.08% due 11/1/27 - 4/1/43; Federal National Mortgage Association 2.10% - 6.00% due 11/1/25 - 1/1/48; Government National Mortgage Association 4.00% due 8/20/40; valued at $257,500) (Demand 5/7/13)	250,000	250,000
BNP Paribas Securities Corp., (0.20%, dated 12/6/12, due 6/5/13; proceeds $60,060; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 1.74% - 5.00% due 11/1/22 - 1/1/41; Federal National Mortgage Association 2.15% - 6.50% due 11/1/18 - 7/1/47; valued at $61,800) (Demand 5/7/2013)	60,000	60,000
BNP Paribas Securities Corp., (0.21%, dated 12/4/12, due 6/3/13; proceeds $57,059; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.50% - 5.51% due 9/1/27 - 9/1/41; Federal National Mortgage Association 2.09% - 6.28% due 10/1/18 - 10/1/46; valued at $58,710) (Demand 5/7/13)	57,000	57,000
Citibank NA, (0.09%, dated 4/24/13, due 5/1/13; proceeds $400,007; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.18% - 8.50% due 3/1/15 - 5/1/43; Federal National Mortgage Association 1.31% - 9.50% due 7/1/16 - 4/1/43; Government National Mortgage Association 2.50% - 6.00% due 10/15/27 - 3/15/43; valued at $412,000) (See Note H)	400,000	400,000
Credit Agricole Corp., (0.10%, dated 4/24/13, due 5/1/13; proceeds $205,004; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.00% - 5.50% due 7/1/38 - 12/1/42; valued at $210,884)	205,000	205,000
Credit Agricole Corp., (0.14%, dated 4/30/13, due 5/1/13; proceeds $220,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 2.00% due 1/15/14; valued at $224,269)	220,000	220,000

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Credit Agricole Corp., (0.16%, dated 4/30/13, due 5/1/13; proceeds $150,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.75% due 8/15/13; valued at $153,234)	$150,000	$150,000
Credit Agricole Corp., (0.17%, dated 4/30/13, due 5/1/13; proceeds $100,000; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 3.50% due 4/1/43; valued at $103,269)	100,000	100,000
Credit Suisse Securities USA, (0.14%, dated 4/30/13, due 5/1/13; proceeds $15,000; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 2.75% due 8/15/42; valued at $15,303)	15,000	15,000
Credit Suisse Securities USA, (0.15%, dated 4/24/13, due 7/24/13; proceeds $100,038; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.50% - 4.00% due 3/1/28 - 3/1/42; valued at $103,004)	100,000	100,000
Credit Suisse Securities USA, (0.16%, dated 4/30/13, due 7/29/13; proceeds $100,040; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.50% - 6.00% due 7/1/22 - 2/1/43; valued at $103,004)	100,000	100,000
Credit Suisse Securities USA, (0.16%, dated 4/9/13, due 7/8/13; proceeds $250,100; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.50% - 5.66% due 11/1/22 - 2/1/43; valued at $257,500)	250,000	250,000
Credit Suisse Securities USA, (0.19%, dated 2/5/13, due 5/6/13; proceeds $100,048; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 6.00% due 4/1/36 - 3/1/43; valued at $103,004)	100,000	100,000
Credit Suisse Securities USA, (0.20%, dated 1/30/13, due 5/10/13; proceeds $100,056; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 5.00% due 5/1/40 - 3/1/43; valued at $103,001)	100,000	100,000
Deutsche Bank Securities, Inc., (0.10%, dated 4/25/13, due 5/2/13; proceeds $65,001; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 6.00% due 9/1/26 - 1/1/38; valued at $67,105)	65,000	65,000
Deutsche Bank Securities, Inc., (0.15%, dated 4/30/13, due 5/1/13; proceeds $25,000; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.75% due 3/31/18; valued at $25,515)	25,000	25,000
Deutsche Bank Securities, Inc., (0.15%, dated 4/30/13, due 5/1/13; proceeds $525,002; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.13% - 4.25% due 12/31/13 - 1/31/18; U.S. Treasury Strip Zero Coupon due 5/15/27; valued at $535,685)	525,000	525,000
	Face Amount (000)	Value (000)
Deutsche Bank Securities, Inc., (0.17%, dated 4/12/13, due 5/13/13; proceeds $50,007; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.50% - 7.00% due 11/1/34 - 10/1/41; valued at $51,514)	$50,000	$50,000
Deutsche Bank Securities, Inc., (0.17%, dated 4/30/13, due 5/1/13; proceeds $350,002; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.50% - 6.00% due 12/1/27 - 9/1/42; valued at $361,049)	350,000	350,000
Deutsche Bank Securities, Inc., (0.17%, dated 4/30/13, due 5/1/13; proceeds $75,000; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.50% - 5.00% due 4/1/28 - 5/1/42; valued at $77,222)	75,000	75,000
Goldman Sachs & Co., (0.10%, dated 4/24/13, due 5/1/13; proceeds $125,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 3/1/42; Federal National Mortgage Association 3.50% - 4.50% due 4/1/41 - 4/1/43; valued at $128,679)	125,000	125,000
Goldman Sachs & Co., (0.11%, dated 4/25/13, due 5/2/13; proceeds $100,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.50% - 3.00% due 4/1/28 - 3/1/33; Federal National Mortgage Association 3.09% - 5.50% due 2/1/35 - 3/1/42; valued at $103,008)	100,000	100,000
Goldman Sachs & Co., (0.12%, dated 4/30/13, due 5/7/13; proceeds $110,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 4.50% due 4/1/31 - 11/1/42; Federal National Mortgage Association 2.50% - 3.43% due 12/1/27 - 9/1/41; valued at $113,286)	110,000	110,000
Goldman Sachs & Co., (0.16%, dated 4/30/13, due 5/1/13; proceeds $350,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.70% - 2.96% due 12/1/40 - 8/1/41; Federal National Mortgage Association 2.30% - 4.50% due 2/1/26 - 4/1/43; valued at $360,379)	350,000	350,000
Goldman Sachs & Co., (0.17%, dated 4/30/13, due 5/1/13; proceeds $25,000; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% due 4/1/43; valued at $25,767)	25,000	25,000
HSBC Securities USA, (0.14%, dated 4/30/13, due 5/1/13; proceeds $350,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Strips Zero Coupon due 11/15/22 - 8/15/26; valued at $357,002)	350,000	350,000
HSBC Securities USA, (0.17%, dated 4/30/13, due 5/1/13; proceeds $200,001; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 2.00% - 6.50% due 9/20/26 - 5/15/54; valued at $206,002)	200,000	200,000

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
ING Financial Markets LLC, (0.11%, dated 4/25/13, due 5/2/13; proceeds $210,004; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.56% - 2.70% due 6/1/42 - 2/1/43; Federal National Mortgage Association 2.50% - 4.31% due 4/1/28 - 7/1/40; valued at $216,302)	$210,000	$210,000
ING Financial Markets LLC, (0.12%, dated 4/30/13, due 5/7/13; proceeds $400,009; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.09% - 5.34% due 11/1/35 - 10/1/41; valued at $412,001)	400,000	400,000
ING Financial Markets LLC, (0.15%, dated 4/3/13, due 5/10/13; proceeds $70,011; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.24% - 6.03% due 12/1/19 - 7/1/42; valued at $72,100)	70,000	70,000
ING Financial Markets LLC, (0.17%, dated 4/30/13, due 5/1/13; proceeds $350,002; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.29% - 3.54% due 1/1/37 - 9/1/42; valued at $360,503)	350,000	350,000
Merrill Lynch Pierce Fenner & Smith, (0.12%, dated 4/10/13, due 7/10/13; proceeds $290,088; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.38% - 1.00% due 2/15/16 - 10/31/16; valued at $296,044) (Demand 5/7/13)	290,000	290,000
Merrill Lynch Pierce Fenner & Smith, (0.16%, dated 4/10/13, due 10/11/13; proceeds $110,090; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% due 5/1/43; Federal National Mortgage Association 4.29% due 10/1/20; valued at $113,376) (Demand 6/4/13)	110,000	110,000
Merrill Lynch Pierce Fenner & Smith, (0.16%, dated 4/10/13, due 8/12/13; proceeds $116,564; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.00% - 5.00% due 5/1/40 - 3/1/42; valued at $120,002) (Demand 5/7/13)	116,500	116,500
Merrill Lynch Pierce Fenner & Smith, (0.20%, dated 3/1/13, due 9/3/13; proceeds $113,117; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% due 4/1/42; Federal National Mortgage Association 4.50% due 9/1/42; valued at $116,439) (Demand 6/4/13)	113,000	113,000
RBC Capital Markets LLC, (0.14%, dated 4/10/13, due 10/9/13; proceeds $150,106; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% due 4/1/43; Federal National Mortgage Association 2.50% - 4.00% due 10/1/26 - 9/1/42; Government National Mortgage Association 5.00% due 8/20/40; valued at $154,440) (Demand 5/7/13)	150,000	150,000
	Face Amount (000)	Value (000)
RBC Capital Markets LLC, (0.14%, dated 4/15/13, due 10/15/13; proceeds $150,107; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.00% - 5.00% due 4/1/41 - 4/1/43; Government National Mortgage Association 5.00% due 9/15/39; valued at $154,109) (Demand 5/7/13)	$150,000	$150,000
RBC Capital Markets LLC, (0.14%, dated 4/18/13, due 10/17/13; proceeds $300,212; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.73% - 3.02% due 2/1/41 - 4/1/43; Federal National Mortgage Association 2.00% - 4.00% due 5/1/16 - 4/1/43; valued at $308,924) (Demand 5/7/13)	300,000	300,000
RBC Capital Markets LLC, (0.17%, dated 4/30/13, due 5/1/13; proceeds $325,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% due 1/1/43; Federal National Mortgage Association 2.14% - 5.00% due 4/1/23 - 4/1/43; Government National Mortgage Association 4.00% due 10/20/40; valued at $334,657)	325,000	325,000
RBC Capital Markets LLC, (0.18%, dated 1/3/13, due 7/3/13; proceeds $250,226; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.00% due 4/1/42 - 4/1/43; Government National Mortgage Association 4.00% due 9/20/40; valued at $257,568) (Demand 5/7/13)	250,000	250,000
RBS Securities, Inc., (0.14%, dated 4/30/13, due 5/1/13; proceeds $670,003; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 1.25% - 2.13% due 3/15/14 - 8/15/22; valued at $683,404)	670,000	670,000
RBS Securities, Inc., (0.19%, dated 4/30/13, due 5/1/13; proceeds $700,004; fully collateralized by U.S. Government Agencies; Federal Home Loan Bank 0.10% - 0.23% due 10/25/13 - 10/15/14; Federal Home Loan Mortgage Corporation 1.00% - 4.38% due 7/17/15 - 5/1/20; Federal National Mortgage Association 0.50% - 4.13% due 4/15/14 - 8/28/17; valued at $714,004)	700,000	700,000
Societe Generale, (0.09%, dated 4/24/13, due 5/1/13; proceeds $200,004; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.99% due 1/1/41; Federal National Mortgage Association 1.99% - 4.00% due 11/1/31 - 5/1/42; valued at $206,309)	200,000	200,000
Societe Generale, (0.11%, dated 4/25/13, due 5/2/13; proceeds $125,003; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 0.68% - 4.00% due 7/1/17 - 4/1/43; valued at $128,944)	125,000	125,000
Societe Generale, (0.15%, dated 4/30/13, due 5/1/13; proceeds $150,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.13% - 2.00% due 1/15/14 - 1/15/22; valued at $153,089)	150,000	150,000

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Societe Generale, (0.17%, dated 4/30/13, due 5/1/13; proceeds $175,001; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.63% - 5.00% due 10/15/14 - 2/13/17; valued at $178,681)	$175,000	$175,000
Societe Generale, (0.17%, dated 4/30/13, due 5/1/13; proceeds $600,003; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.63% - 1.00% due 10/31/16 - 4/30/18; valued at $612,429)	600,000	600,000
Wells Fargo Bank NA, (0.17%, dated 4/30/13, due
5/1/13; proceeds $375,002; fully collateralized
by U.S. Government Agencies; Federal Farm
Credit Bank 2.94% - 7.35% due 3/3/14 -
12/23/41; Federal Home Loan Bank 0.11% -
8.29% due 10/25/13 - 3/14/36; Federal Home
Loan Mortgage Corporation 2.38% - 7.69%
due 5/8/15 - 9/15/22; Federal Home Loan
Mortgage Corporation Discount Note Zero
Coupon due 7/15/13; Federal Home Loan
Mortgage Corporation Strips Zero Coupon
due 1/15/21 - 9/15/29; Federal National
Mortgage Association Zero Coupon - 7.13% due
10/1/20 - 1/2/34; Federal National Mortgage
Association Discount Notes Zero Coupon due
7/31/13 - 12/2/13; Federal National Mortgage
Association Strips Zero Coupon due 5/15/18 -
1/15/33; and U.S. Government Obligations;
U.S. Treasury Notes 0.25% - 3.38% due
7/31/13 - 7/31/18; U.S. Treasury Strips
Zero Coupon due 5/15/13 - 11/15/26; valued
at $382,500)	375,000	375,000
Wells Fargo Securities LLC, (0.15%, dated 4/30/13, due 5/1/13; proceeds $425,002; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.25% - 1.88% due 2/28/15 - 10/31/16; valued at $434,583)	425,000	425,000
Wells Fargo Securities LLC, (0.17%, dated 4/30/13, due 5/1/13; proceeds $100,000; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.00% due 10/31/16; valued at $102,000)	100,000	100,000
Total Repurchase Agreements (Cost $15,447,582)		15,447,582
Total Investments (101.1%) (Cost $18,690,037)		18,690,037
Liabilities in Excess of Other Assets (-1.1%)		(196,944)
Net Assets (100.0%)		$18,493,093

(a)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2013.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	82.7%
U.S. Agency Securities	17.1
Other*	0.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments

Government Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (81.0%)
Federal Farm Credit Bank,
0.05%, 5/9/13 - 5/23/13 (a)	$21,200	$21,200
0.21%, 6/12/13 (b)	4,800	4,800
0.25%, 5/24/13	7,750	7,750
1.38%, 6/25/13	2,050	2,054
Federal Home Loan Bank,
0.04%, 5/3/13 - 5/8/13 (a)	19,000	19,000
0.05%, 5/17/13 - 5/24/13 (a)	44,657	44,656
0.06%, 5/15/13 - 5/17/13 (a)	18,000	18,000
0.07%, 5/1/13 - 5/10/13 (a)	18,249	18,249
0.08%, 5/3/13 (a)	13,000	13,000
0.10%, 5/22/13 (a)	8,000	7,999
0.11%, 7/25/13	2,500	2,500
0.12%, 5/22/13 (a)	3,270	3,270
0.15%, 5/15/13 (b)	3,000	3,000
0.16%, 5/23/13	4,500	4,500
0.18%, 8/20/13	2,500	2,500
0.21%, 12/6/13 (b)	1,400	1,399
0.22%, 5/2/13	6,000	6,000
0.23%, 5/17/13	2,000	2,000
0.25%, 7/2/13	1,000	1,000
0.27%, 8/16/13	3,000	3,001
5.13%, 8/14/13	1,370	1,390
Total U.S. Agency Securities (Cost $187,268)		187,268
U.S. Treasury Securities (18.6%)
U.S. Treasury Bills,
0.05%, 5/23/13 (c)	13,500	13,500
0.06%, 5/9/13 (c)	2,000	2,000
U.S. Treasury Notes,
0.38%, 7/31/13	2,000	2,001
0.50%, 5/31/13	4,000	4,001
3.13%, 8/31/13 - 9/30/13	6,000	6,068
3.38%, 7/31/13	3,000	3,024
3.63%, 5/15/13	10,000	10,014
4.25%, 8/15/13	2,500	2,530
Total U.S. Treasury Securities (Cost $43,138)		43,138
Total Investments (99.6%) (Cost $230,406)		230,406
Other Assets in Excess of Liabilities (0.4%)		894
Net Assets (100.0%)		$231,300

(a)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2013.

(c)  Rate shown is the yield to maturity at April 30, 2013.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Agency Securities	81.3%
U.S. Treasury Securities	18.7
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments

Treasury Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (18.6%)
U.S. Treasury Bills,
0.11%, 8/8/13 - 10/3/13 (a)	$137,000	$136,940
0.13%, 8/22/13 - 8/29/13 (a)	108,000	107,954
0.15%, 5/9/13 - 5/30/13 (a)	180,000	179,985
U.S. Treasury Notes,
0.13%, 8/31/13	41,000	40,998
0.25%, 10/31/13	50,000	50,027
0.38%, 7/31/13	118,000	118,065
0.50%, 10/15/13	90,000	90,146
0.75%, 8/15/13 - 12/15/13	309,500	310,260
1.13%, 6/15/13	22,000	22,026
2.00%, 11/30/13	48,000	48,514
3.13%, 8/31/13 - 9/30/13	129,000	130,403
3.38%, 6/30/13	32,000	32,174
3.50%, 5/31/13	155,000	155,427
4.25%, 8/15/13 - 11/15/13	85,000	86,276
Total U.S. Treasury Securities (Cost $1,509,195)		1,509,195
Repurchase Agreements (81.3%)
Bank of Montreal, (0.12%, dated 4/1/13, due 7/1/13; proceeds $500,152; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill Zero Coupon due 4/3/14; U.S. Treasury Bonds 2.75% - 8.88% due 2/15/19 - 11/15/42; U.S. Treasury Notes 0.13% - 4.25% due 5/31/13 - 11/15/22; U.S. Treasury Strip Zero Coupon due 11/15/36; valued at $509,854) (Demand 5/7/13)	500,000	500,000
Bank of Nova Scotia, (0.13%, dated 2/26/13, due 8/26/13; proceeds $200,131; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill Zero Coupon due 9/5/13; U.S. Treasury Bonds 2.38% - 3.38% due 1/15/27 - 4/15/32; U.S. Treasury Notes 0.25% - 4.50% due 1/15/14 - 7/15/20; valued at $204,024) (Demand 5/7/13)	200,000	200,000
Bank of Nova Scotia, (0.13%, dated 3/18/13, due 9/13/13; proceeds $250,162; fully collateralized by U.S. Government Obligations; U.S. Treasury Bills Zero Coupon due 6/13/13 - 9/19/13; U.S. Treasury Bonds 0.63% - 8.88% due 8/15/17 - 2/15/43; U.S. Treasury Notes 0.13% - 4.75% due 9/30/13 - 8/15/22; valued at $255,030) (Demand 5/7/13)	250,000	250,000
Bank of Nova Scotia, (0.14%, dated 4/30/13, due 5/1/13; proceeds $130,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.50% due 12/31/13; valued at $132,650)	130,000	130,000
Bank of Nova Scotia, (0.18%, dated 9/20/12, due 9/13/13; proceeds $250,435; fully collateralized by U.S. Government Obligations; U.S. Treasury Bonds 2.13% - 5.38% due 1/15/27 - 2/15/43; U.S. Treasury Notes 0.25% - 3.38% due 1/15/14 - 2/15/22; valued at $254,877) (Demand 5/7/13)	250,000	250,000
Barclays Capital, Inc., (0.07%, dated 4/24/13, due 5/1/13; proceeds $205,003; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.25% - 4.13% due 2/28/15 - 8/15/22; valued at $209,134)	205,000	205,000
	Face Amount (000)	Value (000)
Barclays Capital, Inc., (0.15%, dated 4/30/13, due 5/1/13; proceeds $120,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.25% due 11/30/14; valued at $122,127)	$120,000	$120,000
Barclays Capital, Inc., (0.15%, dated 4/30/13, due 5/1/13; proceeds $99,568; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.25% due 7/15/15; valued at $101,074)	99,568	99,568
BMO Capital Markets Corp., (0.08%, dated 4/25/13, due 5/2/13; proceeds $50,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Bills Zero Coupon due 5/23/13 - 3/6/14; U.S. Treasury Bonds 6.25% - 8.50% due 2/15/20 - 11/15/24; U.S. Treasury Notes 0.25% - 4.88% due 1/31/15 - 11/15/22; valued at $51,000)	50,000	50,000
BNP Paribas Securities Corp., (0.10%, dated 3/27/13, due 7/1/13; proceeds $400,107; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 2.38% due 1/15/27; U.S. Treasury Note 0.50% due 4/15/15; U.S. Treasury Strips Zero Coupon due 8/15/21 - 8/15/27; valued at $407,856) (Demand 5/7/13)	400,000	400,000
BNP Paribas Securities Corp., (0.13%, dated 4/16/13, due 5/7/13; proceeds $200,015; fully collateralized by U.S. Government Obligations; U.S. Treasury Note 1.88% due 7/15/15; U.S. Treasury Strips Zero Coupon due 11/15/17 - 11/15/40; valued at $203,902)	200,000	200,000
BNP Paribas Securities Corp., (0.14%, dated 1/8/13, due 6/7/13; proceeds $100,058; fully collateralized by U.S. Government Obligations; U.S. Treasury Strips Zero Coupon due 8/15/24 - 2/15/42; valued at $102,000) (Demand 5/7/13)	100,000	100,000
BNP Paribas Securities Corp., (0.14%, dated 4/30/13, due 5/1/13; proceeds $300,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.25% - 3.00% due 8/31/14 - 2/28/18; valued at $306,053)	300,000	300,000
Credit Agricole Corp., (0.14%, dated 4/30/13, due 5/1/13; proceeds $355,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 2.00% due 1/15/14; valued at $362,048)	355,000	355,000
Deutsche Bank Securities, Inc., (0.08%, dated 4/25/13, due 5/2/13; proceeds $50,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 5.25% due 11/15/28; U.S. Treasury Note 2.50% due 3/31/15; U.S. Treasury Strips Zero Coupon due 5/15/18 - 11/15/40; valued at $50,982)	50,000	50,000
Deutsche Bank Securities, Inc., (0.10%, dated 4/24/13, due 7/24/13; proceeds $150,038; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.25% due 12/15/15; valued at $153,143)	150,000	150,000

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Deutsche Bank Securities, Inc., (0.15%, dated 4/30/13, due 5/1/13; proceeds $175,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.00% due 3/31/17; valued at $178,143)	$175,000	$175,000
Deutsche Bank Securities, Inc., (0.15%, dated 4/30/13, due 5/1/13; proceeds $75,000; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.13% due 4/30/15; valued at $76,500)	75,000	75,000
HSBC Securities USA, (0.07%, dated 4/24/13, due 5/1/13; proceeds $100,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Strips Zero Coupon due 8/15/25 - 2/15/31; valued at $102,000)	100,000	100,000
HSBC Securities USA, (0.08%, dated 4/25/13, due 5/2/13; proceeds $250,004; fully collateralized by U.S. Government Obligations; U.S. Treasury Strips Zero Coupon due 6/30/13 - 11/15/37; valued at $255,002)	250,000	250,000
HSBC Securities USA, (0.14%, dated 4/30/13, due 5/1/13; proceeds $150,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.50% due 7/31/17; valued at $153,005)	150,000	150,000
JP Morgan Securities LLC, (0.07%, dated 4/25/13, due 5/2/13; proceeds $55,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.00% due 10/31/16; valued at $56,104)	55,000	55,000
Merrill Lynch Pierce Fenner & Smith, (0.12%, dated 4/3/13, due 7/3/13; proceeds $40,012; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.88% due 2/28/17; valued at $40,758) (Demand 6/4/13)	40,000	40,000
Merrill Lynch Pierce Fenner & Smith, (0.12%, dated 4/10/13, due 7/10/13; proceeds $125,038; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 11.25% due 2/15/15; U.S. Treasury Note 0.25% due 10/31/13; valued at $127,524) (Demand 5/7/13)	125,000	125,000
Merrill Lynch Pierce Fenner & Smith, (0.13%, dated 3/6/13, due 5/6/13; proceeds $250,055; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.38% - 0.50% due 11/15/15 - 7/31/17; valued at $255,223)	250,000	250,000
Merrill Lynch Pierce Fenner & Smith, (0.13%, dated 4/1/13, due 5/1/13; proceeds $150,016; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 2.63% due 11/15/20; valued at $152,651)	150,000	150,000
Merrill Lynch Pierce Fenner & Smith, (0.16%, dated 3/13/13, due 6/11/13; proceeds $175,070; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill Zero Coupon due 10/17/13; U.S. Treasury Note 1.38% due 11/30/15; valued at $179,003) (Demand 6/4/13)	175,000	175,000
	Face Amount (000)	Value (000)
RBC Capital Markets LLC, (0.10%, dated 4/22/13, due 10/21/13; proceeds $400,202; fully collateralized by U.S. Government Obligations; U.S. Treasury Bills Zero Coupon due 10/10/13 - 2/6/14; U.S. Treasury Note 0.13% - 4.25% due 5/15/13 - 11/15/21; valued at $408,057) (Demand 5/7/13)	$400,000	$400,000
RBS Securities, Inc., (0.14%, dated 4/30/13, due 5/1/13; proceeds $580,002; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.25% due 3/31/15; valued at $591,603)	580,000	580,000
Societe Generale, (0.07%, dated 4/24/13, due 5/1/13; proceeds $150,002; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.13% - 1.88% due 7/15/13 - 4/30/17; valued at $152,540)	150,000	150,000
Societe Generale, (0.09%, dated 4/25/13, due 5/2/13; proceeds $150,003; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill Zero Coupon due 2/6/14; U.S. Treasury Notes 0.13% - 2.38% due 7/15/13 - 1/15/23; U.S. Treasury Strips Zero Coupon - 4.25% due 11/15/21 - 2/15/41; valued at $153,008)	150,000	150,000
Societe Generale, (0.15%, dated 4/30/13, due 5/1/13; proceeds $150,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Bonds 0.63% - 6.13% due 1/15/25 - 2/15/43; U.S. Treasury Notes 0.13% - 2.63% due 7/15/13 - 1/15/23; valued at $153,131)	150,000	150,000
Wells Fargo Securities LLC, (0.15%, dated 4/30/13, due 5/1/13; proceeds $255,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 2.00% - 4.25% due 11/30/13 - 8/15/15; valued at $259,980)	255,000	255,000
Total Repurchase Agreements (Cost $6,589,568)		6,589,568
Total Investments (99.9%) (Cost $8,098,763)		8,098,763
Other Assets in Excess of Liabilities (0.1%)		5,366
Net Assets (100.0%)		$8,104,129

(a)  Rate shown is the yield to maturity at April 30, 2013.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	81.4%
U.S. Treasury Securities	18.6
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments

Treasury Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (126.8%)
U.S. Treasury Bills,
0.02%, 5/2/13 (a)	$150,000	$150,000
0.03%, 5/2/13 - 5/30/13 (a)	967,000	966,983
0.04%, 5/2/13 - 5/16/13 (a)	309,000	308,999
0.05%, 5/16/13 - 5/23/13 (a)	620,000	619,985
0.06%, 5/2/13 - 5/9/13 (a)	476,500	476,496
0.07%, 5/2/13 - 5/23/13 (a)	325,000	324,997
0.08%, 6/27/13 - 7/5/13 (a)	150,000	149,981
0.09%, 6/20/13 (a)	50,000	49,994
0.11%, 6/6/13 - 10/3/13 (a)	145,000	144,972
0.13%, 8/22/13 - 8/29/13 (a)	30,000	29,987
0.15%, 5/9/13 - 5/30/13 (a)	45,000	44,996
U.S. Treasury Notes,
0.13%, 8/31/13	50,000	50,005
0.25%, 10/31/13	10,000	10,005
0.38%, 6/30/13 - 7/31/13	120,000	120,062
0.75%, 9/15/13	34,500	34,577
1.00%, 7/15/13	50,000	50,091
1.38%, 5/15/13	50,000	50,025
2.00%, 11/30/13	15,000	15,161
3.13%, 8/31/13 - 9/30/13	30,000	30,333
3.38%, 7/31/13	35,000	35,284
3.50%, 5/31/13	50,000	50,138
3.63%, 5/15/13	50,000	50,068
Total Investments (126.8%) (Cost $3,763,139)		3,763,139
Liabilities in Excess of Other Assets (-26.8%)		(795,228)
Net Assets (100.0%)		$2,967,911

(a)  Rate shown is the yield to maturity at April 30, 2013.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (99.9%)
Commercial Paper (a) (2.2%)
California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 E
0.23%, 5/20/13	$5,000	$5,000
Harris County Cultural Education Facilities Finance Corporation, TX,
Methodist Hospital System Ser 2009 C-1
0.23%, 5/20/13	5,000	5,000
Methodist Hospital System Ser 2009 C-2
0.22%, 8/5/13	5,000	5,000
0.23%, 7/9/13	5,000	5,000
		20,000
Daily Variable Rate Bonds (28.2%)
Chicago, IL,
Neighborhoods Alive Ser 21 B
0.17%, 1/1/37	13,200	13,200
Refg Ser 2005 D-1
0.21%, 1/1/40	32,775	32,775
Gainesville, FL, Utilities System 2012 Ser B
0.18%, 10/1/42	23,370	23,370
Gulf Coast Industrial Development Authority, TX, ExxonMobil Project Ser 2012
0.16%, 11/1/41	36,600	36,600
Harris County Cultural Education Facilities Finance Corporation, TX, Methodist Hospital System Ser 2008 C-1
0.17%, 12/1/24	30,000	30,000
JP Morgan Chase & Co., TX,
Texas Ser 2012 TRANs PUTTERs Ser 4262
0.18%, 8/30/13 (b)	24,000	24,000
Texas Ser 2012 TRANs PUTTERs Ser 4264
0.18%, 8/30/13 (b)	23,600	23,600
Murray City, UT, IHC Health Services, Inc. Ser 2005 D
0.17%, 5/15/37	5,700	5,700
New York City, NY,
Fiscal 2012 Subser G-6
0.20%, 4/1/42	49,450	49,450
Fiscal 2013 Ser A-2
0.17%, 10/1/38	21,100	21,100
		259,795
Floating Rate Note (0.5%)
Golden Empire Schools Financing Authority, CA, Kern High School District Ser 2012 0.67%, 5/1/13	5,000	5,000
Municipal Bonds & Notes (3.2%)
Akron, OH, Health Benefit Claims Special Obligation Income Tax Supported Ser 2013 BANs
1.13%, 3/13/14	1,600	1,610
Antelope Valley Community College District, CA, Ser 2012-13 TRANs
2.00%, 10/15/13	1,000	1,007
Baltimore County, MD, Consolidated Public Improvement Ser 2004
5.00%, 8/1/13	500	506
	Face Amount (000)	Value (000)
California, Ser 2012-13 A-2 RANs
2.50%, 6/20/13	$5,000	$5,014
Harris County Cultural Education Facilities Finance Corporation, TX, Methodist Hospital System Ser 2008 B
5.25%, 12/1/13	800	823
Hazard, KY, Appalachian Regional Healthcare Ser 2012 BANs
1.00%, 12/1/13	2,000	2,006
Lincoln, NE, Lincoln Electric System Ser 2012
3.00%, 9/1/13	1,470	1,483
Los Angeles County Schools Pooled Financing Program, CA, Pooled 2012-2013 Ser C-8 TRANs
2.00%, 1/31/14	3,000	3,037
Lucas County, OH, Ser 2012 BANs
1.00%, 7/18/13	550	551
Massachusetts Water Pollution Abatement Trust, State Revolving Fund Ser 14
5.00%, 8/1/13	880	890
Metropolitan Transportation Authority, NY, Ser 2008 B-1
5.00%, 11/15/13	590	605
Minnesota Rural Water Finance Authority, Public Projects Construction Notes Ser 2013
1.00%, 2/1/14	600	603
Montgomery County, MD, 2006 Ser A
5.00%, 5/1/13	500	500
New York City Transitional Finance Authority, NY,
Future Tax Fiscal 2005 Ser A Subser A1
5.00%, 11/1/13	400	409
Future Tax Fiscal 2007 Ser B
5.00%, 11/1/13	560	573
New York City, NY,
Fiscal 2003 Ser C
5.25%, 9/15/13	845	861
Fiscal 2003 Ser D
5.00%, 10/15/13	550	562
Fiscal 2004 Ser D
4.30%, 10/15/13	425	433
Fiscal 2009 Ser K
5.00%, 8/1/13	500	506
Fiscal 2010 Ser C
5.00%, 8/1/13	650	658
Fiscal 2010 Ser C
5.00%, 8/1/13	520	526
Fiscal 2010 Ser E
3.00%, 8/1/13	500	503
North Dakota Rural Water Finance Corporation, Public Projects Construction Notes Ser 2012 B-1
0.37%, 7/1/13	1,000	1,000
Ohio, Infrastructure Improvement Ser 2001 A
5.50%, 8/1/13	475	481
Orlando Utilities Commission, FL, Water & Electric Ser 1996 A
3.75%, 10/1/13	900	913

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Municipal Bonds & Notes (cont'd)
Pikeville, KY, Hospital Improvement Pikeville Medical Center, Inc. Expansion Ser 2013 BANs
1.00%, 3/1/14	$1,000	$1,006
San Antonio, TX, Electric & Gas Systems Ser 2008 A
5.50%, 2/1/14	500	520
Texas, Ser 2003 A
5.25%, 10/1/13	1,950	1,990
		29,576
Put Option Bonds (7.2%)
Deutsche Bank SPEARS, ND, North Dakota Housing Finance Agency Home Mortgage 2012 Ser A SPEARS Ser DBE-1119
0.27%, 7/1/34 (b) (c)	3,405	3,405
Illinois Finance Authority, Advocate Health Care Window Ser 2011 B
0.34%, 4/1/51 (c)	1,400	1,400
Kentucky Economic Development Finance Authority,
Catholic Health Initiatives Window Ser 2011 B-1
0.32%, 2/1/46 (c)	1,000	1,000
Catholic Health Initiatives Window Ser 2011 B-3
0.32%, 2/1/46 (c)	1,300	1,300
New York Liberty Development Corporation, NY, 3 World Trade Center Ser 2011 A
0.25%, 12/1/49	5,000	5,000
Norfolk Economic Development Authority, VA,
Sentara Healthcare Window Ser 2010 B
0.34%, 11/1/34 (c)	2,985	2,985
Sentara Healthcare Window Ser 2010 C
0.34%, 11/1/34 (c)	2,985	2,985
Sentara Healthcare Window Ser 2012 A
0.30%, 11/1/34 (c)	1,050	1,050
Orlando Utilities Commission, FL, Utility System Window Ser 2011 A
0.33%, 10/1/27 (c)	1,000	1,000
University of Massachusetts Building Authority, Commonwealth Guaranteed Window Senior Ser 2011-2
0.31%, 11/1/34 (c)	1,210	1,210
Virginia Housing Development Authority, Commonwealth Mortgage 2012 Ser C Subser C-STEM-IV
0.14%, 10/1/38 (c)	40,000	39,999
Wells Fargo Stage Trust, CO, Regional Transportation District Sales Tax Ser 2012 A Stage Trust Ser 110C
0.27%, 11/1/37 (b) (c)	2,800	2,800
Wells Fargo Stage Trust, WI, Wisconsin Ser 2012 B Stage Trust Ser 111C
0.27%, 5/1/33 (b) (c)	2,095	2,095
		66,229
Weekly Variable Rate Bonds (58.6%)
Barclays Capital Municipal Trust Receipts, AZ, Salt River Project Agricultural Improvement & Power District Electric System Ser 2008 A Floater-TRs Ser 21W
0.25%, 1/1/38 (b)	5,000	5,000
	Face Amount (000)	Value (000)
Barclays Capital Municipal Trust Receipts, MA, Massachusetts School Building Authority Senior Dedicated Sales Tax Ser 2011 B Floater-TRs Ser 30BX
0.23%, 10/15/41 (b)	$10,000	$10,000
Barclays Capital Municipal Trust Receipts, NC, Charlotte Water & Sewer System Ser 2009 B Floater-TRs Ser 43W
0.25%, 7/1/38 (b)	7,000	7,000
BB&T Municipal Trust, AZ, Salt River Project Agricultural Improvement & Power District Ser 2008 A Floater Certificates Ser 9
0.24%, 1/1/16 (b)	9,910	9,910
BB&T Municipal Trust, FL, Tampa Bay Water Ser 2008 Floater Certificates Ser 36
0.22%, 4/1/16 (b)	13,545	13,545
California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C
0.21%, 6/1/41	20,000	20,000
Central Plains Energy Project, NE, Gas Project No. 2 Ser 2009
0.22%, 8/1/39	20,390	20,390
Colorado Springs, CO, Utilities System Sub Lien Ser 2005 A
0.22%, 11/1/35	23,755	23,755
Deutsche Bank SPEARS, FL, Broward County Airport System Ser 2012 Q-1 SPEARS Ser DBE-1128X
0.27%, 10/1/33 (b)	5,530	5,530
Miami-Dade County Water & Sewer System Ser 2010 SPEARS Ser DBE-1124X
0.27%, 10/1/39 (b)	10,000	10,000
Deutsche Bank SPEARS, IL, Illinois Finance Authority Swedish American Hospital Ser 2012 SPEARS Ser DBE-1116
0.29%, 11/15/39 (b)	11,700	11,700
Illinois State Finance Authority Centegra Health 2012 SPEARS Ser DBE-1122
0.27%, 9/1/38 (b)	7,960	7,960
Deutsche Bank SPEARS, NY, New York City Municipal Water Finance Authority Ser 2012 FF SPEARS Ser DBE-1079
0.24%, 6/15/45 (b)	20,000	20,000
New York City Municipal Water Finance Authority Ser 2012 FF SPEARS Ser DBE-1090X
0.24%, 6/15/45 (b)	2,980	2,980
Deutsche Bank SPEARS, TX, Houston Public Improvement Ser 2012 A SPEARS Ser DBE-1069
0.25%, 3/1/22 (b)	5,000	5,000
San Antonio Electric & Gas Ser 2012 SPEARS Ser DB-1077
0.24%, 2/1/25 (b)	8,335	8,335
Deutsche Bank SPEARS, VA, Fairfax County Economic Development Authority Transportation District Improvement Silver Line Phase I Project Ser 2011 SPEARS Ser DBE-1110
0.27%, 4/1/27 (b)	3,770	3,770

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (cont'd)
Eclipse Funding Trust, NY, New York State Dormitory Authority Personal Income Tax Ser 2012 B Solar Eclipse Ser 2012-0003
0.22%, 3/15/20 (b)	$19,890	$19,890
Houston, TX, Combined Utility System First Lien Ser 2004 B6
0.21%, 5/15/34	27,500	27,500
Illinois Toll Highway Authority, Toll Highway Senior Priority Ser 2007 A-1B
0.22%, 7/1/30	26,700	26,700
Toll Highway Senior Priority Ser 2007 A-2B
0.22%, 7/1/30	25,000	25,000
JEA, FL, District Energy System Ser 2004 A
0.21%, 10/1/34	11,605	11,605
Water & Sewer System Sub Ser 2008 A-2
0.22%, 10/1/42	19,975	19,975
Main Street Natural Gas, Inc., GA, Gas Ser 2010 A 0.22%, 8/1/40	28,330	28,330
Massachusetts Water Resources Authority, Gen Ser 2008 A-3
0.20%, 8/1/37	23,000	23,000
Mobile Downtown Redevelopment Authority, AL, Gulf Opportunity Zone Austal USA LLC Ser 2011 A
0.22%, 5/1/41	17,990	17,990
Gulf Opportunity Zone Austal USA LLC Ser 2011 B
0.22%, 5/1/41	16,890	16,890
New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009
0.22%, 11/1/39	60	60
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser G Subser G5
0.21%, 5/1/34	23,300	23,300
North Carolina Medical Care Commission, Cape Fear Valley Health System Ser 2008 A-1
0.24%, 10/1/36	20,000	20,000
Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2
0.23%, 11/1/38	10,000	10,000
RBC Municipal Products Trust, Inc., MN, Minneapolis Fairview Health Services Ser 2010 C&D Floater Certificates Ser E-19
0.22%, 6/13/13 (b)	2,900	2,900
RBC Municipal Products Trust, Inc., PA, Pennsylvania State Turnpike Commission Ser 2011 C-1 Floater Certificates Ser E-22
0.22%, 12/1/38 (b)	9,965	9,965
Reading Hospital & Medical Center Ser 2012 D Floater Certificates Ser E-36
0.22%, 2/1/18 (b)	15,000	15,000
Riverton, UT, IHC Health Services, Inc. Deutsche Bank SPEARS Ser DB 1063X
0.25%, 8/15/41 (b)	2,300	2,300
Sevier County Public Building Authority, TN, Local Government Public Improvement Ser VI-A-1
0.25%, 6/1/29	21,735	21,735
	Face Amount (000)	Value (000)
Utah Water Finance Agency, Ser 2008 B-2
0.22%, 10/1/35	$12,105	$12,105
Ser 2008 B-4
0.22%, 10/1/36	8,960	8,960
Wells Fargo Stage Trust, NE, Omaha Public Power District Ser 2012 B Stage Trust Ser 79C
0.21%, 2/1/46 (b)	4,730	4,730
Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc., Ser 2012 A Stage Trust Ser 2012-33C
0.21%, 5/15/39 (b)	7,985	7,985
		540,795
Total Investments (99.9%) (Cost $921,395)		921,395
Other Assets in Excess of Liabilities (0.1%)		508
Net Assets (100.0%)		$921,903

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2013.

BANs  Bond Anticipation Notes.

PUTTERs  Puttable Tax-Exempt Receipts.

RANs  Revenue Anticipation Notes.

TRANs  Tax and Revenue Anticipation Notes.

TRs  Trust Receipts.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	58.7%
Daily Variable Rate Bonds	28.2
Put Option Bonds	7.2
Other*	5.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Tax-Exempt Portfolio

Summary of Tax-Exempt Instruments by State/Territory

State/Territory	Value (000)	Percent of Net Assets
Texas	$173,368	18.8%
New York	147,356	16.0
Illinois	118,735	12.9
Florida	95,938	10.4
Virginia	50,789	5.5
California	39,058	4.2
Utah	37,050	4.0
Massachusetts	35,100	3.8
Alabama	34,880	3.8
Georgia	28,330	3.1
North Carolina	27,000	2.9
Nebraska	26,603	2.9
Colorado	26,555	2.9
Pennsylvania	24,965	2.7
Tennessee	21,735	2.3
Arizona	14,910	1.6
Kentucky	5,312	0.6
North Dakota	4,405	0.5
Minnesota	3,503	0.4
Ohio	2,642	0.3
Wisconsin	2,095	0.2
Maryland	1,006	0.1
New Mexico	60	— @
	$921,395	99.9%

@  Amount is less than 0.05%.

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Statements of Assets and Liabilities

	Money Market Portfolio (000)		Prime Portfolio (000)		Government Portfolio (000)	Government Securities Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$2,852,993		$20,903,786		$18,290,037	$230,406
Investments in Securities of Affiliated Issuers, at Cost	—		100,000		400,000	—
Total Investments in Securities, at Cost	2,852,993		21,003,786		18,690,037	230,406
Investments in Securities of Unaffiliated Issuers, at Value	2,852,993		20,903,786		18,290,037	230,406
Investments in Securities of Affiliated Issuers, at Value	—		100,000		400,000	—
Total Investments in Securities, at Value(1)	2,852,993		21,003,786		18,690,037	230,406
Cash	21		25		9	565
Interest Receivable	1,214		9,541		4,431	298
Due from Adviser	—		—		—	17
Other Assets	153		738		459	64
Total Assets	2,854,381		21,014,090		18,694,936	231,350
Liabilities:
Payable for Investments Purchased	—		—		199,985	—
Payable for Advisory Fees	214		1,822		574	—
Payable for Administration Fees	119		917		724	10
Dividends Declared	100		802		338	—	@
Payable for Custodian Fees	20		101		64	3
Payable for Professional Fees	30		30		41	24
Administration Plan Fees Payable — Institutional Select Class	2		10		—	—
Administration Plan Fees Payable — Investor Class	—	@	—	@	—	—
Administration Plan Fees Payable — Administrative Class	—	@	—	@	—	—
Service and Shareholder Administration Plan Fees Payable — Advisory Class	—	@	2		—	—
Distribution Plan and Shareholder Services Plan Fees Payable — Participant Class	—	@	—	@	—	—
Distribution Plan and Shareholder Services Plan Fees Payable — Cash Management Class	6		—	@	—	—
Other Liabilities	67		293		117	13
Total Liabilities	558		3,977		201,843	50
Net Assets	$2,853,823		$21,010,113		$18,493,093	$231,300
Net Assets Consist Of:
Paid-in-Capital	$2,853,842		$21,010,175		$18,493,062	$231,299
Undistributed Net Investment Income (Loss)	85		(62)		(14)	(2)
Accumulated Net Realized Gain (Loss)	(104)		(—	@)	45	3
Net Assets	$2,853,823		$21,010,113		$18,493,093	$231,300
(1) Including: Repurchase Agreements, at Value	$1,001,000		$8,730,785		$15,447,582	$—

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$2,784,562	$20,725,050	$17,832,463	$223,632
Shares Outstanding $0.01 par value of beneficial interest (unlimited number of shares authorized) (not in 000's)	2,784,532,199	20,724,651,674	17,832,084,997	223,620,416
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
INSTITUTIONAL SELECT CLASS:
Net Assets	$100	$240,816	$389,402	$100
Shares Outstanding $0.01 par value of beneficial interest (unlimited number of shares authorized) (not in 000's)	100,003	240,812,971	389,400,796	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$629	$610	$20,851	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	629,215	609,409	20,843,576	100,000
Net Asset Value, Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$100	$70	$18,070	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	100,000	70,000	18,069,018	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$1,605	$36,048	$219,924	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	1,604,989	36,047,435	219,921,182	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$3,268	$6,489	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	3,268,289	6,488,313	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$63,559	$1,030	$12,283	$7,168
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	63,557,183	1,030,006	12,282,600	7,167,217
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Statements of Assets and Liabilities

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$8,098,763	$3,763,139	$921,395
Total Investments in Securities, at Value(1)	8,098,763	3,763,139	921,395
Cash	9	2,123	62
Interest Receivable	5,894	2,756	530
Other Assets	253	98	98
Total Assets	8,104,919	3,768,116	922,085
Liabilities:
Payable for Investments Purchased	—	799,984	—
Payable for Administration Fees	310	123	40
Payable for Advisory Fees	210	27	52
Dividends Declared	105	3	1
Payable for Professional Fees	41	31	27
Payable for Custodian Fees	40	23	6
Administration Plan Fees Payable — Institutional Select Class	—	—	—	@
Administration Plan Fees Payable — Investor Class	—	—	—	@
Administration Plan Fees Payable — Administrative Class	—	—	—	@
Service and Shareholder Administration Plan Fees Payable — Advisory Class	—	—	—	@
Distribution Plan and Shareholder Service Plan Fees Payable — Participant Class	—	—	—	@
Distribution Plan and Shareholder Service Plan Fees Payable — Cash Management Class	—	—	7
Other Liabilities	84	14	49
Total Liabilities	790	800,205	182
Net Assets	$8,104,129	$2,967,911	$921,903
Net Assets Consist Of:
Paid-in-Capital	$8,104,153	$2,967,894	$921,930
Undistributed Net Investment Income (Loss)	(40)	2	2
Accumulated Net Realized Gain (Loss)	16	15	(29)
Net Assets	$8,104,129	$2,967,911	$921,903
(1) Including: Repurchase Agreements, at Value	$6,589,568	$—	$—

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$7,382,081	$2,810,161	$423,349
Shares Outstanding $0.01 par value of beneficial interest (unlimited number of shares authorized) (not in 000's)	7,381,997,506	2,810,130,413	423,245,515
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
INSTITUTIONAL SELECT CLASS:
Net Assets	$116,747	$100	$100
Shares Outstanding $0.01 par value of beneficial interest (unlimited number of shares authorized) (not in 000's)	116,745,975	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$100	$183	$104
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	100,000	183,469	104,380
Net Asset Value, Redemption Price Per Share	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$1,863	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	1,862,813	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$119,016	$100	$8,127
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	119,012,885	100,000	8,125,961
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$103	$100	$14,178
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	103,224	100,000	14,176,332
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$484,219	$157,167	$475,945
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	484,213,922	157,166,736	475,872,941
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Statements of Operations

	Money Market Portfolio (000)		Prime Portfolio (000)		Government Portfolio (000)	Government Securities Portfolio (000)
Investment Income:
Interest	$4,663		$32,587		$12,580	$180
Interest from Securities of Affiliated Issuers (Note H)	—		63		321	—
Total Investment Income	4,663		32,650		12,901	180
Expenses:
Advisory Fees (Note B)	2,381		17,508		11,790	250
Administration Fees (Note C)	794		5,836		3,930	83
Custodian Fees (Note F)	72		382		294	10
Trustees' Fees and Expenses	32		223		162	3
Registration and Filing Fees	77		118		96	64
Professional Fees	53		43		56	51
Shareholder Reporting Fees	3		23		16	1
Pricing Fees	1		1		1	—	@
Administration Plan Fees — Institutional Select Class (Note D)	10		102		50	1
Administration Plan Fees — Investor Class (Note D)	1		1		9	—	@
Administration Plan Fees — Administrative Class (Note D)	—	@	—	@	13	—	@
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	2		20		263	—	@
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	4		9		— @	—	@
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	56		1		8	9
Other Expenses	20		142		98	17
Total Expenses	3,506		24,409		16,786	489
Waiver of Advisory Fees (Note B)	(894)		(5,601)		(7,485)	(250)
Expenses Reimbursed by Adviser (Note B)	—		—		—	(66)
Waiver of Administration Plan Fees — Institutional Select Class (Note D)	—		—		(50)	(1)
Waiver of Administration Plan Fees — Investor Class (Note D)	(—	@)	(—	@)	(9)	(—	@)
Waiver of Administration Plan Fees — Administrative Class (Note D)	(—	@)	(—	@)	(13)	(—	@)
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	(1)		(12)		(263)	(—	@)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	(3)		(7)		(— @)	(—	@)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	(10)		(—	@)	(8)	(9)
Net Expenses	2,598		18,789		8,958	163
Net Investment Income	2,065		13,861		3,943	17
Realized Gain:
Investments Sold	—	@	—		45	8
Net Increase in Net Assets Resulting from Operations	$2,065		$13,861		$3,988	$25

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013 (unaudited)

Statements of Operations

	Treasury Portfolio (000)		Treasury Securities Portfolio (000)		Tax-Exempt Portfolio (000)
Investment Income:
Interest	$4,879		$1,550		$887
Dividends from Securities of Affiliated Issuer (Note H)	—		—		—	@
Total Investment Income	4,879		1,550		887
Expenses:
Advisory Fees (Note B)	5,254		2,329		851
Administration Fees (Note C)	1,751		776		284
Registration and Filing Fees	95		78		69
Custodian Fees (Note F)	126		58		21
Professional Fees	59		50		60
Trustees' Fees and Expenses	74		31		14
Shareholder Reporting Fees	9		5		4
Pricing Fees	—	@	—	@	1
Administration Plan Fees — Institutional Select Class (Note D)	22		—	@	—	@
Administration Plan Fees — Investor Class (Note D)	—	@	—	@	—	@
Administration Plan Fees — Administrative Class (Note D)	1		—	@	—	@
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	229		—	@	10
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	—	@	—	@	35
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	319		126		438
Other Expenses	62		38		20
Total Expenses	8,001		3,491		1,807
Waiver of Advisory Fees (Note B)	(3,604)		(1,970)		(525)
Waiver of Administration Plan Fees — Institutional Select Class (Note D)	(22)		(—	@)	(—	@)
Waiver of Administration Plan Fees — Investor Class (Note D)	(—	@)	(—	@)	(—	@)
Waiver of Administration Plan Fees — Administrative Class (Note D)	(1)		(—	@)	(—	@)
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	(229)		(—	@)	(10)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	(—	@)	(—	@)	(35)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	(319)		(126)		(421)
Rebate from Morgan Stanley Affiliate (Note H)	—		—		(—	@)
Net Expenses	3,826		1,395		816
Net Investment Income	1,053		155		71
Realized Gain:
Investments Sold	16		15		—	@
Net Increase in Net Assets Resulting from Operations	$1,069		$170		$71

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013

Statements of Changes in Net Assets

	Money Market Portfolio		Prime Portfolio
	Six Months Ended April 30, 2013 (unaudited) (000)	Year Ended October 31, 2012 (000)	Six Months Ended April 30, 2013 (unaudited) (000)	Year Ended October 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,065	$4,547	$13,861	$27,982
Net Realized Gain	— @	13	—	29
Net Increase in Net Assets Resulting from Operations	2,065	4,560	13,861	28,011
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(2,028)	(4,493)	(13,597)	(27,694)
Institutional Select Class:
Net Investment Income	(14)	(6)	(154)	(284)
Investor Class:
Net Investment Income	(— @)	(21)	(— @)	(2)
Administrative Class:
Net Investment Income	(— @)	(— @)	(— @)	(— @)
Advisory Class:
Net Investment Income	(— @)	(— @)	(1)	(2)
Participant Class:
Net Investment Income	(— @)	(— @)	(— @)	(— @)
Cash Management Class:
Net Investment Income	(4)	(27)	(— @)	(— @)
Total Distributions	(2,046)	(4,547)	(13,752)	(27,982)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	17,885,633	32,210,385	106,099,570	172,787,280
Distributions Reinvested	1,186	2,901	7,117	13,891
Redeemed	(18,367,411)	(31,210,435)	(105,824,280)	(164,318,671)
Institutional Select Class:
Subscribed	100,000	80,000	1,865,740	1,859,731
Distributions Reinvested	9	3	85	151
Redeemed	(125,012)	(55,000)	(2,126,630)	(1,555,442)
Investor Class:
Subscribed	3,371	166,449	5,000	4
Distributions Reinvested	— @	21	— @	— @
Redeemed	(4,034)	(179,674)	(5,000)	(2,588)
Administrative Class:
Subscribed	—	—	—	—
Distributions Reinvested	—	—	—	—
Redeemed	—	—	—	(30)
Advisory Class:
Subscribed	4,419	608	70,028	28,973
Distributions Reinvested	— @	— @	1	2
Redeemed	(3,205)	(506)	(45,196)	(43,053)
Participant Class:
Subscribed	7,038	7,197	7,034	3,006
Distributions Reinvested	—	—	— @	— @
Redeemed	(4,350)	(8,681)	(2,315)	(6,628)
Cash Management Class:
Subscribed	164,363	412,941	9,995	1,493
Distributions Reinvested	4	26	— @	— @
Redeemed	(180,207)	(412,023)	(10,458)	(388)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(518,196)	1,014,212	50,691	8,767,731
Total Increase (Decrease) in Net Assets	(518,177)	1,014,225	50,800	8,767,760
Net Assets:
Beginning of Period	3,372,000	2,357,775	20,959,313	12,191,553
End of Period	$2,853,823	$3,372,000	$21,010,113	$20,959,313
Undistributed Net Investment Income (Loss) Included in End of Period Net Assets	$85	$66	$(62)	$(171)
The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013

Statements of Changes in Net Assets (cont'd)

	Money Market Portfolio		Prime Portfolio
	Six Months Ended April 30, 2013 (unaudited) (000)	Year Ended October 31, 2012 (000)	Six Months Ended April 30, 2013 (unaudited) (000)	Year Ended October 31, 2012 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	17,885,633	32,210,385	106,099,570	172,787,280
Shares Issued on Distributions Reinvested	1,186	2,901	7,117	13,891
Shares Redeemed	(18,367,411)	(31,210,435)	(105,824,280)	(164,318,671)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(480,592)	1,002,851	282,407	8,482,500
Institutional Select Class:
Shares Subscribed	100,000	80,000	1,865,740	1,859,731
Shares Issued on Distributions Reinvested	9	3	85	151
Shares Redeemed	(125,012)	(55,000)	(2,126,630)	(1,555,442)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	(25,003)	25,003	(260,805)	304,440
Investor Class:
Shares Subscribed	3,371	166,449	5,000	4
Shares Issued on Distributions Reinvested	— @@	21	— @@	— @@
Shares Redeemed	(4,034)	(179,674)	(5,000)	(2,588)
Net Decrease in Investor Class Shares Outstanding	(663)	(13,204)	—	(2,584)
Administrative Class:
Shares Subscribed	—	—	—	—
Shares Issued on Distributions Reinvested	—	—	—	—
Shares Redeemed	—	—	—	(30)
Net Decrease in Administrative Class Shares Outstanding	—	—	—	(30)
Advisory Class:
Shares Subscribed	4,419	608	70,028	28,973
Shares Issued on Distributions Reinvested	— @@	— @@	1	2
Shares Redeemed	(3,205)	(506)	(45,196)	(43,053)
Net Increase (Decrease) in Advisory Class Shares Outstanding	1,214	102	24,833	(14,078)
Participant Class:
Shares Subscribed	7,038	7,197	7,034	3,006
Shares Issued on Distributions Reinvested	—	—	— @@	— @@
Shares Redeemed	(4,350)	(8,681)	(2,315)	(6,628)
Net Increase (Decrease) in Participant Class Shares Outstanding	2,688	(1,484)	4,719	(3,622)
Cash Management Class:
Shares Subscribed	164,363	412,941	9,995	1,493
Shares Issued on Distributions Reinvested	4	26	— @@	— @@
Shares Redeemed	(180,207)	(412,023)	(10,458)	(388)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(15,840)	944	(463)	1,105

@    Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013

Statements of Changes in Net Assets

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2013 (unaudited) (000)	Year Ended October 31, 2012 (000)	Six Months Ended April 30, 2013 (unaudited) (000)	Year Ended October 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,943	$5,223	$17	$41
Net Realized Gain (Loss)	45	64	8	(2)
Net Increase in Net Assets Resulting from Operations	3,988	5,287	25	39
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(3,828)	(5,082)	(16)	(40)
Institutional Select Class:
Net Investment Income	(50)	(52)	(— @)	(— @)
Investor Class:
Net Investment Income	(5)	(6)	(— @)	(— @)
Administrative Class:
Net Investment Income	(4)	(8)	(— @)	(— @)
Advisory Class:
Net Investment Income	(53)	(74)	(— @)	(— @)
Participant Class:
Net Investment Income	(— @)	(— @)	(— @)	(— @)
Cash Management Class:
Net Investment Income	(3)	(1)	(1)	(1)
Total Distributions	(3,943)	(5,223)	(17)	(41)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	69,854,526	96,639,486	518,878	1,304,773
Distributions Reinvested	1,932	2,666	12	38
Redeemed	(64,598,900)	(89,849,106)	(525,598)	(1,667,635)
Institutional Select Class:
Subscribed	753,617	2,704,620	50,000	50,000
Distributions Reinvested	26	27	—	—
Redeemed	(536,823)	(2,542,166)	(50,000)	(50,000)
Investor Class:
Subscribed	25,421	128,105	—	—
Distributions Reinvested	5	6	—	— @
Redeemed	(15,469)	(131,160)	—	(50,000)
Administrative Class:
Subscribed	—	—	—	—
Distributions Reinvested	4	8	—	—
Redeemed	—	(1,061)	—	—
Advisory Class:
Subscribed	152,052	214,331	—	—
Distributions Reinvested	33	23	—	—
Redeemed	(153,605)	(141,330)	—	—
Participant Class:
Subscribed	—	—	—	—
Distributions Reinvested	—	—	—	—
Redeemed	—	—	—	—
Cash Management Class:
Subscribed	28,144	10,516	14,973	1,966
Distributions Reinvested	2	1	1	1
Redeemed	(18,627)	(8,845)	(21,546)	(2,912)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	5,492,338	7,026,121	(13,280)	(413,769)
Total Increase (Decrease) in Net Assets	5,492,383	7,026,185	(13,272)	(413,771)
Net Assets:
Beginning of Period	13,000,710	5,974,525	244,572	658,343
End of Period	$18,493,093	$13,000,710	$231,300	$244,572
Undistributed Net Investment Loss Included in End of Period Net Assets	$(14)	$(14)	$(2)	$(2)

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013

Statements of Changes in Net Assets (cont'd)

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2013 (unaudited) (000)	Year Ended October 31, 2012 (000)	Six Months Ended April 30, 2013 (unaudited) (000)	Year Ended October 31, 2012 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	69,854,526	96,639,486	518,878	1,304,773
Shares Issued on Distributions Reinvested	1,932	2,666	12	38
Shares Redeemed	(64,598,900)	(89,849,106)	(525,598)	(1,667,635)
Net Increase (Decrease) in Institutional Class Shares Outstanding	5,257,558	6,793,046	(6,708)	(362,824)
Institutional Select Class:
Shares Subscribed	753,617	2,704,620	50,000	50,000
Shares Issued on Distributions Reinvested	26	27	—	—
Shares Redeemed	(536,823)	(2,542,166)	(50,000)	(50,000)
Net Increase in Institutional Select Class Shares Outstanding	216,820	162,481	—	—
Investor Class:
Shares Subscribed	25,421	128,105	—	—
Shares Issued on Distributions Reinvested	5	6	—	— @@
Shares Redeemed	(15,469)	(131,160)	—	(50,000)
Net Increase (Decrease) in Investor Class Shares Outstanding	9,957	(3,049)	—	(50,000)
Administrative Class:
Shares Subscribed	—	—	—	—
Shares Issued on Distributions Reinvested	4	8	—	—
Shares Redeemed	—	(1,061)	—	—
Net Increase (Decrease) in Administrative Class Shares Outstanding	4	(1,053)	—	—
Advisory Class:
Shares Subscribed	152,052	214,331	—	—
Shares Issued on Distributions Reinvested	33	23	—	—
Shares Redeemed	(153,605)	(141,330)	—	—
Net Increase (Decrease) in Advisory Class Shares Outstanding	(1,520)	73,024	—	—
Participant Class:
Shares Subscribed	—	—	—	—
Shares Issued on Distributions Reinvested	—	—	—	—
Shares Redeemed	—	—	—	—
Net Increase in Participant Class Shares Outstanding	—	—	—	—
Cash Management Class:
Shares Subscribed	28,144	10,516	14,973	1,966
Shares Issued on Distributions Reinvested	2	1	1	1
Shares Redeemed	(18,627)	(8,845)	(21,546)	(2,912)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	9,519	1,672	(6,572)	(945)

@    Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013

Statements of Changes in Net Assets

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2013 (unaudited) (000)	Year Ended October 31, 2012 (000)	Six Months Ended April 30, 2013 (unaudited) (000)		Year Ended October 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,053	$1,511	$155		$298
Net Realized Gain	16	15	15		17
Net Increase in Net Assets Resulting from Operations	1,069	1,526	170		315
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(949)	(1,386)	(147)		(290)
Institutional Select Class:
Net Investment Income	(13)	(15)	(—	@)	(—	@)
Investor Class:
Net Investment Income	(— @)	(1)	(—	@)	(—	@)
Administrative Class:
Net Investment Income	(— @)	(1)	(—	@)	(—	@)
Advisory Class:
Net Investment Income	(27)	(30)	(—	@)	(—	@)
Participant Class:
Net Investment Income	(— @)	(— @)	(—	@)	(—	@)
Cash Management Class:
Net Investment Income	(64)	(78)	(8)		(8)
Total Distributions	(1,053)	(1,511)	(155)		(298)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	26,928,137	56,808,128	9,463,632		11,761,843
Distributions Reinvested	413	725	119		254
Redeemed	(25,686,217)	(55,333,368)	(9,664,419)		(11,424,257)
Institutional Select Class:
Subscribed	343,594	351,028	—		12,000
Distributions Reinvested	13	15	—		—	@
Redeemed	(269,428)	(388,580)	—		(12,050)
Investor Class:
Subscribed	—	3,771	—	@	7,050
Distributions Reinvested	—	— @	—	@	—	@
Redeemed	—	(58,585)	—		(6,967)
Administrative Class:
Subscribed	—	—	—		—
Distributions Reinvested	— @	1	—		—
Redeemed	—	(6,096)	—		—
Advisory Class:
Subscribed	339,541	1,870,036	—		—
Distributions Reinvested	— @	— @	—		—
Redeemed	(441,958)	(1,765,462)	—		—
Participant Class:
Subscribed	1	208	—		—
Distributions Reinvested	— @	— @	—		—
Redeemed	(35)	(200)	—		—
Cash Management Class:
Subscribed	382,866	588,523	235,500		228,893
Distributions Reinvested	63	76	8		7
Redeemed	(318,260)	(484,846)	(247,484)		(102,541)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1,278,730	1,585,374	(212,644)		464,232
Total Increase (Decrease) in Net Assets	1,278,746	1,585,389	(212,629)		464,249
Net Assets:
Beginning of Period	6,825,383	5,239,994	3,180,540		2,716,291
End of Period	$8,104,129	$6,825,383	$2,967,911		$3,180,540
Undistributed Net Investment Income (Loss) Included in End of Period Net Assets	$(40)	$(40)	$2		$2

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013

Statements of Changes in Net Assets (cont'd)

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2013 (unaudited) (000)	Year Ended October 31, 2012 (000)	Six Months Ended April 30, 2013 (unaudited) (000)	Year Ended October 31, 2012 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	26,928,137	56,808,128	9,463,632	11,761,843
Shares Issued on Distributions Reinvested	413	725	119	254
Shares Redeemed	(25,686,217)	(55,333,368)	(9,664,419)	(11,424,257)
Net Increase (Decrease) in Institutional Class Shares Outstanding	1,242,333	1,475,485	(200,668)	337,840
Institutional Select Class:
Shares Subscribed	343,594	351,028	—	12,000
Shares Issued on Distributions Reinvested	13	15	—	— @@
Shares Redeemed	(269,428)	(388,580)	—	(12,050)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	74,179	(37,537)	—	(50)
Investor Class:
Shares Subscribed	—	3,771	— @@	7,050
Shares Issued on Distributions Reinvested	—	— @@	— @@	— @@
Shares Redeemed	—	(58,585)	—	(6,967)
Net Increase (Decrease) in Investor Class Shares Outstanding	—	(54,814)	—	83
Administrative Class:
Shares Subscribed	—	—	—	—
Shares Issued on Distributions Reinvested	— @@	1	—	—
Shares Redeemed	—	(6,096)	—	—
Net Increase (Decrease) in Administrative Class Shares Outstanding	— @@	(6,095)	—	—
Advisory Class:
Shares Subscribed	339,541	1,870,036	—	—
Shares Issued on Distributions Reinvested	— @@	— @@	—	—
Shares Redeemed	(441,958)	(1,765,462)	—	—
Net Increase (Decrease) in Advisory Class Shares Outstanding	(102,417)	104,574	—	—
Participant Class:
Shares Subscribed	1	208	—	—
Shares Issued on Distributions Reinvested	— @@	— @@	—	—
Shares Redeemed	(35)	(200)	—	—
Net Increase (Decrease) in Participant Class Shares Outstanding	(34)	8	—	—
Cash Management Class:
Shares Subscribed	382,866	588,523	235,500	228,893
Shares Issued on Distributions Reinvested	63	76	8	7
Shares Redeemed	(318,260)	(484,846)	(247,484)	(102,541)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	64,669	103,753	(11,976)	126,359

@    Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013

Statements of Changes in Net Assets

	Tax-Exempt Portfolio
	Six Months Ended April 30, 2013 (unaudited) (000)	Year Ended October 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$71	$177
Net Realized Gain	—	44
Net Increase in Net Assets Resulting from Operations	71	221
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(41)	(105)
Institutional Select Class:
Net Investment Income	(— @)	(— @)
Investor Class:
Net Investment Income	(— @)	(— @)
Administrative Class:
Net Investment Income	(— @)	(— @)
Advisory Class:
Net Investment Income	(— @)	(1)
Participant Class:
Net Investment Income	(1)	(2)
Cash Management Class:
Net Investment Income	(29)	(69)
Total Distributions	(71)	(177)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	1,267,999	2,304,798
Distributions Reinvested	35	94
Redeemed	(1,426,654)	(2,347,395)
Institutional Select Class:
Subscribed	—	—
Distributions Reinvested	—	—
Redeemed	—	(— @)
Investor Class:
Subscribed	—	—
Distributions Reinvested	—	—
Redeemed	—	—
Administrative Class:
Subscribed	—	—
Distributions Reinvested	—	—
Redeemed	—	—
Advisory Class:
Subscribed	1,196	2,317
Distributions Reinvested	— @	1
Redeemed	(709)	(1,087)
Participant Class:
Subscribed	1,041	22,293
Distributions Reinvested	1	2
Redeemed	(991)	(26,674)
Cash Management Class:
Subscribed	929,402	1,844,416
Distributions Reinvested	29	68
Redeemed	(1,104,308)	(1,818,855)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(332,959)	(20,022)
Total Decrease in Net Assets	(332,959)	(19,978)
Net Assets:
Beginning of Period	1,254,862	1,274,840
End of Period	$921,903	$1,254,862
Undistributed Net Investment Income Included in End of Period Net Assets	$2	$2

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013

Statements of Changes in Net Assets (cont'd)

	Tax-Exempt Portfolio
	Six Months Ended April 30, 2013 (unaudited) (000)	Year Ended October 31, 2012 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	1,267,999	2,304,798
Shares Issued on Distributions Reinvested	35	94
Shares Redeemed	(1,426,654)	(2,347,395)
Net Decrease in Institutional Class Shares Outstanding	(158,620)	(42,503)
Institutional Select Class:
Shares Subscribed	—	—
Shares Issued on Distributions Reinvested	—	—
Shares Redeemed	—	(— @@)
Net Decrease in Institutional Select Class Shares Outstanding	—	(— @@)
Investor Class
Shares Subscribed	—	—
Shares Issued on Distributions Reinvested	—	—
Shares Redeemed	—	—
Net Increase in Investor Class Shares Outstanding	—	—
Administrative Class:
Shares Subscribed	—	—
Shares Issued on Distributions Reinvested	—	—
Shares Redeemed	—	—
Net Increase in Administrative Class Shares Outstanding	—	—
Advisory Class:
Shares Subscribed	1,196	2,317
Shares Issued on Distributions Reinvested	— @@	1
Shares Redeemed	(709)	(1,087)
Net Increase in Advisory Class Shares Outstanding	487	1,231
Participant Class:
Shares Subscribed	1,041	22,293
Shares Issued on Distributions Reinvested	1	2
Shares Redeemed	(991)	(26,674)
Net Increase (Decrease) in Participant Class Shares Outstanding	51	(4,379)
Cash Management Class:
Shares Subscribed	929,402	1,844,416
Shares Issued on Distributions Reinvested	29	68
Shares Redeemed	(1,104,308)	(1,818,855)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(174,877)	25,629

@    Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return
Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.001	††	$(0.000	)^	$(0.001)	$1.000	0.07	%‡
Year Ended 10/31/12	1.000	0.002	††	(0.000	)^	(0.002)	1.000	0.17%
Year Ended 10/31/11	1.000	0.002	††	(0.000	)^	(0.002)	1.000	0.15%
Year Ended 10/31/10	1.000	0.002	††	0.000	^	(0.002)	1.000	0.18	%^^
Year Ended 10/31/09	1.000	0.005		(0.000	)^	(0.005)	1.000	0.53	%^^
Year Ended 10/31/08	1.000	0.034		(0.000	)^	(0.034)	1.000	3.46	%#
Institutional Select Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$1.000	0.04	%‡
Year Ended 10/31/12	1.000	0.001	††	0.000	^	(0.001)	1.000	0.12%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)	1.000	0.10%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)	1.000	0.13	%^^
Year Ended 10/31/09	1.000	0.005		(0.000	)^	(0.005)	1.000	0.48	%^^
Year Ended 10/31/08	1.000	0.034		(0.000	)^	(0.034)	1.000	3.41	%#
Investor Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$1.000	0.02	%‡
Year Ended 10/31/12	1.000	0.001	††	(0.000	)^	(0.001)	1.000	0.07%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)	1.000	0.06%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)	1.000	0.08	%^^
Year Ended 10/31/09	1.000	0.004		(0.000	)^	(0.004)	1.000	0.43	%^^
Year Ended 10/31/08	1.000	0.033		(0.000	)^	(0.033)	1.000	3.36	%#
Administrative Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$1.000	0.01	%‡
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000)^	1.000	0.03%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000)^	1.000	0.03%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.04	%^^
Year Ended 10/31/09	1.000	0.004		(0.000	)^	(0.004)	1.000	0.38	%^^
Year Ended 10/31/08	1.000	0.033		(0.000	)^	(0.033)	1.000	3.31	%#
Advisory Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$1.000	0.00	%‡§
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.01	%^^
Year Ended 10/31/09	1.000	0.003		(0.000	)^	(0.003)	1.000	0.31	%^^
Year Ended 10/31/08	1.000	0.032		(0.000	)^	(0.032)	1.000	3.20	%#
Participant Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$1.000	0.00	%‡§
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000)^	1.000	0.01%
Year Ended 10/31/11	1.000	(0.000	)††^	0.000	^	(0.000)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.01	%^^
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	1.000	0.21	%^^
Year Ended 10/31/08	1.000	0.029		(0.000	)^	(0.029)	1.000	2.95	%#
Cash Management Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$1.000	0.01	%‡
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.03%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000)^	1.000	0.03%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.03	%^^
Year Ended 10/31/09	1.000	0.003		(0.000	)^	(0.003)	1.000	0.28	%^^
Year Ended 10/31/08	1.000	0.031		(0.000	)^	(0.031)	1.000	3.15	%#

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/13 (unaudited)	$2,784,562	0.16	%*R	N/A	0.22	%*R	0.13	%*R	0.07	%*R
Year Ended 10/31/12	3,265,136	0.16	%R	N/A	0.22	%R	0.17	%R	0.11	%R
Year Ended 10/31/11	2,262,272	0.16	%R	N/A	0.22	%R	0.15	%R	0.09	%R
Year Ended 10/31/10	3,069,495	0.16	%R	N/A	0.22	%R	0.16	%R	0.10	%R
Year Ended 10/31/09	4,438,771	0.22%		0.16%	0.27%		0.56%		0.51%
Year Ended 10/31/08	4,655,771	0.12%		0.12%	0.21%		3.41%		3.32%
Institutional Select Class
Six Months Ended 4/30/13 (unaudited)	$100	0.21	%*R	N/A	0.27	%*R	0.08	%*R	0.02	%*R
Year Ended 10/31/12	25,102	0.21	%R	N/A	0.27	%R	0.12	%R	0.06	%R
Year Ended 10/31/11	100	0.21	%R	N/A	0.27	%R	0.10	%R	0.04	%R
Year Ended 10/31/10	100	0.21	%R	N/A	0.27	%R	0.11	%R	0.05	%R
Year Ended 10/31/09	100	0.27%		0.21%	0.33	%†	0.64%		0.58%
Year Ended 10/31/08	3,999	0.17%		0.17%	0.26%		3.78%		3.69%
Investor Class
Six Months Ended 4/30/13 (unaudited)	$629	0.26	%*R	N/A	0.32	%*R	0.03	%*R	(0.03	)%*R
Year Ended 10/31/12	1,292	0.26	%R	N/A	0.32	%R	0.07	%R	0.01	%R
Year Ended 10/31/11	14,496	0.25	%R†	N/A	0.32	%R	0.06	%R	(0.01	)%R
Year Ended 10/31/10	2,435	0.26	%R	N/A	0.32	%R	0.06	%R	0.00	%R§
Year Ended 10/31/09	1,491	0.32%		0.26%	0.37%		0.34%		0.29%
Year Ended 10/31/08	3,293	0.23%		0.22%	0.31%		3.15%		3.07%
Administrative Class
Six Months Ended 4/30/13 (unaudited)	$100	0.28	%*R†	N/A	0.37	%*R	0.01	%*R	(0.08	)%*R
Year Ended 10/31/12	100	0.30	%R†	N/A	0.37	%R	0.03	%R	(0.04	)%R
Year Ended 10/31/11	100	0.28	%R†	N/A	0.37	%R	0.03	%R	(0.06	)%R
Year Ended 10/31/10	100	0.30	%R	N/A	0.37	%R	0.02	%R	(0.05	)%R
Year Ended 10/31/09	100	0.37%		0.30%†	0.42%		0.39%		0.34%
Year Ended 10/31/08	100	0.27%		0.27%	0.36%		4.29%		4.20%
Advisory Class
Six Months Ended 4/30/13 (unaudited)	$1,605	0.28	%*R†	N/A	0.47	%*R	0.01	%*R	(0.18	)%*R
Year Ended 10/31/12	391	0.31	%R†	N/A	0.47	%R	0.02	%R	(0.14	)%R
Year Ended 10/31/11	289	0.29	%R†	N/A	0.47	%R	0.02	%R	(0.16	)%R
Year Ended 10/31/10	248	0.33	%R	N/A	0.47	%R	(0.01	)%R	(0.15	)%R
Year Ended 10/31/09	274	0.47%		0.40%†	0.54	%†	0.44%		0.37%
Year Ended 10/31/08	1,328	0.37%		0.37%	0.46%		2.80%		2.71%
Participant Class
Six Months Ended 4/30/13 (unaudited)	$3,268	0.28	%*R†	N/A	0.72	%*R	0.01	%*R	(0.43	)%*R
Year Ended 10/31/12	581	0.32	%R†	N/A	0.72	%R	0.01	%R	(0.39	)%R
Year Ended 10/31/11	2,065	0.33	%R†	N/A	0.72	%R	(0.02	)%R	(0.41	)%R
Year Ended 10/31/10	5,422	0.34	%R	N/A	0.72	%R	(0.02	)%R	(0.40	)%R
Year Ended 10/31/09	34,092	0.48	%†	0.43%†	0.76	%†	0.18%		(0.10)%
Year Ended 10/31/08	10,286	0.67	%†	0.63%†	0.68	%†	2.39%		2.38%
Cash Management Class
Six Months Ended 4/30/13 (unaudited)	$63,559	0.28	%*R†	N/A	0.37	%*R	0.01	%*R	(0.08	)%*R
Year Ended 10/31/12	79,398	0.30	%R†	N/A	0.37	%R	0.03	%R	(0.04	)%R
Year Ended 10/31/11	78,453	0.28	%R†	N/A	0.37	%R	0.03	%R	(0.06	)%R
Year Ended 10/31/10	128,496	0.30	%R	N/A	0.46	%R	0.02	%R	(0.14	)%R
Year Ended 10/31/09	147,565	0.48	%†	0.40%†	0.58	%†	0.32%		0.22%
Year Ended 10/31/08	193,811	0.42%		0.42%	0.51%		3.05%		2.96%

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.001	††	$(0.000	)^	$(0.001)	$1.000	0.06	%‡
Year Ended 10/31/12	1.000	0.002	††	(0.000	)^	(0.002)	1.000	0.16%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)	1.000	0.12%
Year Ended 10/31/10	1.000	0.002	††	0.000	^	(0.002)	1.000	0.16	%^^
Year Ended 10/31/09	1.000	0.005		0.000	^	(0.005)	1.000	0.45	%^^
Year Ended 10/31/08	1.000	0.033		(0.000	)^	(0.033)	1.000	3.37	%#
Institutional Select Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$1.000	0.03	%‡
Year Ended 10/31/12	1.000	0.001	††	(0.000	)^	(0.001)	1.000	0.11%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)	1.000	0.08%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)	1.000	0.11	%^^
Year Ended 10/31/09	1.000	0.004		0.000	^	(0.004)	1.000	0.40	%^^
Year Ended 10/31/08	1.000	0.033		(0.000	)^	(0.033)	1.000	3.32	%#
Investor Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$1.000	0.01	%‡
Year Ended 10/31/12	1.000	0.001	††	(0.000	)^	(0.001)	1.000	0.06%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.04%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)	1.000	0.06	%^^
Year Ended 10/31/09	1.000	0.004		0.000	^	(0.004)	1.000	0.35	%^^
Year Ended 10/31/08	1.000	0.032		(0.000	)^	(0.032)	1.000	3.26	%#
Administrative Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$1.000	0.01	%‡
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000)^	1.000	0.02%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.03	%^^
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)	1.000	0.30	%^^
Year Ended 10/31/08	1.000	0.032		(0.000	)^	(0.032)	1.000	3.21	%#
Advisory Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$1.000	0.00	%‡§
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.01	%^^
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	1.000	0.23	%^^
Year Ended 10/31/08	1.000	0.031		(0.000	)^	(0.031)	1.000	3.11	%#
Participant Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$1.000	0.00	%‡§
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.01	%^^
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	1.000	0.15	%^^
Year Ended 10/31/08	1.000	0.028		(0.000	)^	(0.028)	1.000	2.85	%#
Cash Management Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$1.000	0.01	%‡
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000)^	1.000	0.02%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.03	%^^
Year Ended 10/31/09	1.000	0.002		(0.000	)^	(0.002)	1.000	0.21	%^^
8/14/08** through 10/31/08	1.000	0.004		(0.000	)^	(0.004)	1.000	0.43	%#‡

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/13 (unaudited)	$20,725,050	0.16	%*R	N/A	0.21	%*R	0.12	%*R	0.07	%*R
Year Ended 10/31/12	20,442,537	0.16	%R	N/A	0.21	%R	0.16	%R	0.11	%R
Year Ended 10/31/11	11,960,009	0.16	%R	N/A	0.21	%R	0.13	%R	0.08	%R
Year Ended 10/31/10	14,068,183	0.16	%R	N/A	0.21	%R	0.15	%R	0.10	%R
Year Ended 10/31/09	11,996,876	0.21%		0.16%	0.26%		0.47%		0.42%
Year Ended 10/31/08	11,719,680	0.12%		0.12%	0.21%		3.30%		3.21%
Institutional Select Class
Six Months Ended 4/30/13 (unaudited)	$240,816	0.21	%*R	N/A	0.26	%*R	0.07	%*R	0.02	%*R
Year Ended 10/31/12	501,620	0.21	%R	N/A	0.26	%R	0.11	%R	0.06	%R
Year Ended 10/31/11	197,179	0.21	%R	N/A	0.26	%R	0.08	%R	0.03	%R
Year Ended 10/31/10	157,554	0.21	%R	N/A	0.26	%R	0.10	%R	0.05	%R
Year Ended 10/31/09	19,172	0.26%		0.20%†	0.32	%†	0.80%		0.74%
Year Ended 10/31/08	251,186	0.17%		0.17%	0.26%		3.87%		3.78%
Investor Class
Six Months Ended 4/30/13 (unaudited)	$610	0.25	%*R†	N/A	0.31	%*R	0.03	%*R	(0.03	)%*R
Year Ended 10/31/12	609	0.26	%R	N/A	0.31	%R	0.06	%R	0.01	%R
Year Ended 10/31/11	3,193	0.25	%R†	N/A	0.31	%R	0.04	%R	(0.02	)%R
Year Ended 10/31/10	7,467	0.26	%R	N/A	0.31	%R	0.05	%R	0.00	%§R
Year Ended 10/31/09	6,990	0.31%		0.26%	0.36%		0.55%		0.50%
Year Ended 10/31/08	20,823	0.22%		0.22%	0.31%		2.95%		2.86%
Administrative Class
Six Months Ended 4/30/13 (unaudited)	$70	0.27	%*R†	N/A	0.36	%*R	0.01	%*R	(0.08	)%*R
Year Ended 10/31/12	70	0.30	%R†	N/A	0.36	%R	0.02	%R	(0.04	)%R
Year Ended 10/31/11	100	0.27	%R†	N/A	0.36	%R	0.02	%R	(0.07	)%R
Year Ended 10/31/10	100	0.29	%R	N/A	0.36	%R	0.02	%R	(0.05	)%R
Year Ended 10/31/09	100	0.36%		0.30%†	0.42	%†	0.85%		0.79%
Year Ended 10/31/08	1,727	0.27%		0.27%	0.36%		3.70%		3.61%
Advisory Class
Six Months Ended 4/30/13 (unaudited)	$36,048	0.26	%*R†	N/A	0.46	%*R	0.02	%*R	(0.18	)%*R
Year Ended 10/31/12	11,215	0.30	%R†	N/A	0.46	%R	0.02	%R	(0.14	)%R
Year Ended 10/31/11	25,293	0.28	%R†	N/A	0.46	%R	0.01	%R	(0.17	)%R
Year Ended 10/31/10	29,069	0.30	%R	N/A	0.46	%R	0.01	%R	(0.15	)%R
Year Ended 10/31/09	118,342	0.43	%†	0.38%†	0.51%		0.32%		0.24%
Year Ended 10/31/08	181,245	0.37%		0.37%	0.46%		3.14%		3.05%
Participant Class
Six Months Ended 4/30/13 (unaudited)	$6,489	0.26	%*R†	N/A	0.71	%*R	0.02	%*R	(0.43	)%*R
Year Ended 10/31/12	1,769	0.30	%R†	N/A	0.71	%R	0.02	%R	(0.39	)%R
Year Ended 10/31/11	5,391	0.27	%R†	N/A	0.71	%R	0.02	%R	(0.42	)%R
Year Ended 10/31/10	4,078	0.30	%R	N/A	0.71	%R	0.01	%R	(0.40	)%R
Year Ended 10/31/09	13,436	0.53	%†	0.47%†	0.76%		0.17%		(0.06)%
Year Ended 10/31/08	42,288	0.63	%†	0.62%	0.71%		2.20%		2.12%
Cash Management Class
Six Months Ended 4/30/13 (unaudited)	$1,030	0.26	%*R†	N/A	0.36	%*R	0.02	%*R	(0.08	)%*R
Year Ended 10/31/12	1,493	0.29	%R†	N/A	0.36	%R	0.03	%R	(0.04	)%R
Year Ended 10/31/11	388	0.26	%R†	N/A	0.36	%R	0.03	%R	(0.07	)%R
Year Ended 10/31/10	1,912	0.34	%R	N/A	0.45	%R	(0.03	)%R	(0.14	)%R
Year Ended 10/31/09	3,533	0.46	%†	0.41%†	0.56%		0.28%		0.18%
8/14/08** through 10/31/08	7,277	0.48	%*†	0.44%*†	0.52	%*†	1.88	%*	1.84	%*
The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Portfolio:
Institutional Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)		1.000	0.06%
Year Ended 10/31/09	1.000	0.003		(0.000	)^	(0.003)		1.000	0.31%
Year Ended 10/31/08	1.000	0.029		0.000	^	(0.029)		1.000	2.98%
Institutional Select Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)		1.000	0.26%
Year Ended 10/31/08	1.000	0.029		0.000	^	(0.029)		1.000	2.93%
Investor Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	(0.000	)††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)		1.000	0.22%
Year Ended 10/31/08	1.000	0.028		0.000	^	(0.028)		1.000	2.88%
Administrative Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)		1.000	0.19%
Year Ended 10/31/08	1.000	0.028		0.000	^	(0.028)		1.000	2.83%
Advisory Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)		1.000	0.14%
Year Ended 10/31/08	1.000	0.027		0.000	^	(0.027)		1.000	2.73%
Participant Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.03%‡
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)		1.000	0.08%
Year Ended 10/31/08	1.000	0.024		0.000	^	(0.024)		1.000	2.47%
Cash Management Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)		1.000	0.12%
8/14/08 through 10/31/08**	1.000	0.004		0.000	^	(0.004)		1.000	0.36%‡

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Portfolio:
Institutional Class
Six Months Ended 4/30/13 (unaudited)	$17,832,463	0.11	%*R	N/A	0.21	%*R	0.05	%*R	(0.05	)%*R
Year Ended 10/31/12	12,574,861	0.12	%R	N/A	0.21	%R	0.05	%R	(0.04	)%R
Year Ended 10/31/11	5,781,753	0.14	%R	N/A	0.22	%R	0.03	%R	(0.05	)%R
Year Ended 10/31/10	6,717,236	0.15	%R	N/A	0.21	%R	0.07	%R	0.01	%R
Year Ended 10/31/09	8,395,247	0.19%		0.16%	0.25%		0.36%		0.30%
Year Ended 10/31/08	15,198,786	0.13%		0.13%	0.21%		2.77%		2.69%
Institutional Select Class
Six Months Ended 4/30/13 (unaudited)	$389,402	0.11	%*R†	N/A	0.26	%*R	0.05	%*R	(0.10	)%*R
Year Ended 10/31/12	172,582	0.12	%R†	N/A	0.26	%R	0.05	%R	(0.09	)%R
Year Ended 10/31/11	10,100	0.15	%R†	N/A	0.27	%R	0.02	%R	(0.10	)%R
Year Ended 10/31/10	100	0.17	%R	N/A	0.26	%R	0.05	%R	(0.04	)%R
Year Ended 10/31/09	200,016	0.24%		0.21%	0.29	%†	0.27%		0.22%
Year Ended 10/31/08	166,521	0.18%		0.18%	0.26%		3.28%		3.20%
Investor Class
Six Months Ended 4/30/13 (unaudited)	$20,851	0.11	%*R†	N/A	0.31	%*R	0.05	%*R	(0.15	)%*R
Year Ended 10/31/12	10,894	0.12	%R†	N/A	0.31	%R	0.05	%R	(0.14	)%R
Year Ended 10/31/11	13,944	0.18	%R†	N/A	0.32	%R	(0.01	)%R	(0.15	)%R
Year Ended 10/31/10	99,752	0.20	%R	N/A	0.31	%R	0.02	%R	(0.09	)%R
Year Ended 10/31/09	82,620	0.29%		0.25%†	0.35%		0.23%		0.17%
Year Ended 10/31/08	151,210	0.23%		0.23%	0.31%		2.92%		2.84%
Administrative Class
Six Months Ended 4/30/13 (unaudited)	$18,070	0.11	%*R†	N/A	0.36	%*R	0.05	%*R	(0.20	)%*R
Year Ended 10/31/12	18,066	0.12	%R†	N/A	0.36	%R	0.05	%R	(0.19	)%R
Year Ended 10/31/11	19,118	0.16	%R†	N/A	0.37	%R	0.01	%R	(0.20	)%R
Year Ended 10/31/10	20,567	0.19	%R	N/A	0.36	%R	0.03	%R	(0.14	)%R
Year Ended 10/31/09	68,846	0.34%		0.29%†	0.40%		0.24%		0.18%
Year Ended 10/31/08	148,076	0.28%		0.28%	0.36%		2.66%		2.58%
Advisory Class
Six Months Ended 4/30/13 (unaudited)	$219,924	0.11	%*R†	N/A	0.46	%*R	0.05	%*R	(0.30	)%*R
Year Ended 10/31/12	221,443	0.12	%R†	N/A	0.46	%R	0.05	%R	(0.29	)%R
Year Ended 10/31/11	148,418	0.16	%R†	N/A	0.47	%R	0.01	%R	(0.30	)%R
Year Ended 10/31/10	128,054	0.20	%R	N/A	0.46	%R	0.02	%R	(0.24	)%R
Year Ended 10/31/09	177,538	0.41	%†	0.37%†	0.50%		0.19%		0.10%
Year Ended 10/31/08	415,974	0.38%		0.38%	0.46%		2.72%		2.64%
Participant Class
Six Months Ended 4/30/13 (unaudited)	$100	0.11	%*R†	N/A	0.71	%*R	0.05	%*R	(0.55	)%*R
Year Ended 10/31/12	100	0.12	%R†	N/A	0.71	%R	0.05	%R	(0.54	)%R
Year Ended 10/31/11	100	0.16	%R†	N/A	0.72	%R	0.01	%R	(0.55	)%R
Year Ended 10/31/10	100	0.20	%R	N/A	0.71	%R	0.02	%R	(0.49	)%R
Year Ended 10/31/09	100	0.44	%†	0.40%†	0.75%		0.07%		(0.24)%
Year Ended 10/31/08	100	0.63%		0.63%	0.71%		2.44%		2.36%
Cash Management Class
Six Months Ended 4/30/13 (unaudited)	$12,283	0.11	%*R†	N/A	0.36	%*R	0.05	%*R	(0.20	)%*R
Year Ended 10/31/12	2,764	0.12	%R†	N/A	0.36	%R	0.05	%R	(0.19	)%R
Year Ended 10/31/11	1,092	0.16	%R†	N/A	0.37	%R	0.01	%R	(0.20	)%R
Year Ended 10/31/10	1,644	0.18	%R	N/A	0.45	%R	0.04	%R	(0.23	)%R
Year Ended 10/31/09	3,119	0.42	%†	0.38%†	0.55%		0.13%		0.00	%§
8/14/08 through 10/31/08**	4,104	0.48	%*†	0.44%*†	0.53	%*†	1.32	%*	1.27	%*

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Securities Portfolio:
Institutional Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.00%‡§
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)		1.000	0.13%
3/19/08** through 10/31/08	1.000	0.013		0.000	^	(0.013)		1.000	1.27%‡
Institutional Select Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)		1.000	0.09%
3/19/08** through 10/31/08	1.000	0.012		(0.000	)^	(0.012)		1.000	1.24%‡
Investor Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		(0.000	)^	(0.001)		1.000	0.05%
3/19/08** through 10/31/08	1.000	0.012		0.000	^	(0.012)		1.000	1.20%‡
Administrative Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	(0.000	)^	(0.000	)^	1.000	0.04%
3/19/08** through 10/31/08	1.000	0.012		0.000	^	(0.012)		1.000	1.17%‡
Advisory Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.03%
3/19/08** through 10/31/08	1.000	0.011		0.000	^	(0.011)		1.000	1.11%‡
Participant Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.02%
3/19/08** through 10/31/08	1.000	0.010		0.000	^	(0.010)		1.000	0.95%‡
Cash Management Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.00%‡§
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.02%
7/21/08** through 10/31/08	1.000	0.004		(0.000	)^	(0.004)		1.000	0.43%‡

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Securities Portfolio:
Institutional Class
Six Months Ended 4/30/13 (unaudited)	$223,632	0.10	%*R	N/A		0.29	%*R	0.01	%*R	(0.18	)%*R
Year Ended 10/31/12	230,332	0.06	%R	N/A		0.25	%R	0.01	%R	(0.18	)%R
Year Ended 10/31/11	593,158	0.11	%R	N/A		0.25	%R	0.01	%R	(0.13	)%R
Year Ended 10/31/10	561,488	0.14	%R	N/A		0.24	%R	0.02	%R	(0.08	)%R
Year Ended 10/31/09	637,586	0.19%		0.16%		0.26%		0.13%		0.06%
3/19/08** through 10/31/08	553,062	0.14	%*	0.12	%*	0.26	%*	1.89	%*	1.77	%*
Institutional Select Class
Six Months Ended 4/30/13 (unaudited)	$100	0.10	%*R†	N/A		0.34	%*R	0.01	%*R	(0.23	)%*R
Year Ended 10/31/12	100	0.06	%R†	N/A		0.30	%R	0.01	%R	(0.23	)%R
Year Ended 10/31/11	100	0.11	%R†	N/A		0.30	%R	0.01	%R	(0.18	)%R
Year Ended 10/31/10	100	0.15	%R	N/A		0.29	%R	0.01	%R	(0.13	)%R
Year Ended 10/31/09	100	0.23	%†	0.20	%†	0.32	%†	0.09%		0.00	%§
3/19/08** through 10/31/08	100	0.18	%*†	0.17	%*	0.33	%*†	1.98	%*	1.83	%*
Investor Class
Six Months Ended 4/30/13 (unaudited)	$100	0.10	%*R†	N/A		0.39	%*R	0.01	%*R	(0.28	)%*R
Year Ended 10/31/12	100	0.06	%R†	N/A		0.35	%R	0.01	%R	(0.28	)%R
Year Ended 10/31/11	50,100	0.11	%R†	N/A		0.35	%R	0.01	%R	(0.23	)%R
Year Ended 10/31/10	100	0.14	%R	N/A		0.34	%R	0.02	%R	(0.18	)%R
Year Ended 10/31/09	10,001	0.25	%†	0.22	%†	0.38	%†	0.06%		(0.07)%
3/19/08** through 10/31/08	8,407	0.26	%*†	0.23	%*	0.32	%*†	1.42	%*	1.36	%*
Administrative Class
Six Months Ended 4/30/13 (unaudited)	$100	0.10	%*R†	N/A		0.44	%*R	0.01	%*R	(0.33	)%*R
Year Ended 10/31/12	100	0.06	%R†	N/A		0.40	%R	0.01	%R	(0.33	)%R
Year Ended 10/31/11	100	0.11	%R†	N/A		0.40	%R	0.01	%R	(0.28	)%R
Year Ended 10/31/10	100	0.15	%R	N/A		0.39	%R	0.01	%R	(0.23	)%R
Year Ended 10/31/09	100	0.28	%†	0.25	%†	0.42	%†	0.04%		(0.10)%
3/19/08** through 10/31/08	100	0.28	%*†	0.27	%*	0.43	%*†	1.88	%*	1.73	%*
Advisory Class
Six Months Ended 4/30/13 (unaudited)	$100	0.10	%*R†	N/A		0.54	%*R	0.01	%*R	(0.43	)%*R
Year Ended 10/31/12	100	0.06	%R†	N/A		0.50	%R	0.01	%R	(0.43	)%R
Year Ended 10/31/11	100	0.12	%R†	N/A		0.50	%R	0.00	%R§	(0.38	)%R
Year Ended 10/31/10	100	0.15	%R	N/A		0.49	%R	0.01	%R	(0.33	)%R
Year Ended 10/31/09	100	0.29	%†	0.26	%†	0.52	%†	0.03%		(0.20)%
3/19/08** through 10/31/08	100	0.38	%*†	0.37	%*	0.53	%*†	1.78	%*	1.63	%*
Participant Class
Six Months Ended 4/30/13 (unaudited)	$100	0.10	%*R†	N/A		0.79	%*R	0.01	%*R	(0.68	)%*R
Year Ended 10/31/12	100	0.06	%R†	N/A		0.75	%R	0.01	%R	(0.68	)%R
Year Ended 10/31/11	100	0.11	%R†	N/A		0.75	%R	0.01	%R	(0.63	)%R
Year Ended 10/31/10	100	0.15	%R	N/A		0.74	%R	0.01	%R	(0.58	)%R
Year Ended 10/31/09	100	0.30	%†	0.27	%†	0.77	%†	0.02%		(0.45)%
3/19/08** through 10/31/08	100	0.64	%*†	0.62	%*	0.79	%*†	1.53	%*	1.38	%*
Cash Management Class
Six Months Ended 4/30/13 (unaudited)	$7,168	0.10	%*R†	N/A		0.44	%*R	0.01	%*R	(0.33	)%*R
Year Ended 10/31/12	13,740	0.06	%R†	N/A		0.40	%R	0.01	%R	(0.33	)%R
Year Ended 10/31/11	14,685	0.11	%R†	N/A		0.40	%R	0.01	%R	(0.28	)%R
Year Ended 10/31/10	10,111	0.14	%R	N/A		0.48	%R	0.02	%R	(0.32	)%R
Year Ended 10/31/09	20,227	0.31	%†	0.28	%†	0.56%		0.03%		(0.22)%
7/21/08** through 10/31/08	42,612	0.48	%*†	0.42	%*	0.52	%*†	1.17	%*	1.13	%*

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04%
Year Ended 10/31/09	1.000	0.001		(0.000	)^	(0.001)		1.000	0.08%
Year Ended 10/31/08	1.000	0.022		0.000	^	(0.022)		1.000	2.25%
Institutional Select Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)		1.000	0.05%
Year Ended 10/31/08	1.000	0.022		0.000	^	(0.022)		1.000	2.20%
Investor Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.04%
Year Ended 10/31/08	1.000	0.021		0.000	^	(0.021)		1.000	2.15%
Administrative Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.03%
Year Ended 10/31/08	1.000	0.021		0.000	^	(0.021)		1.000	2.10%
Advisory Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/08	1.000	0.020		0.000	^	(0.020)		1.000	2.00%
Participant Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/08	1.000	0.018		0.000	^	(0.018)		1.000	1.77%
Cash Management Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/08	1.000	0.019		0.000	^	(0.019)		1.000	1.96%

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/13 (unaudited)	$7,382,081	0.11	%*R	N/A		0.21	%*R	0.03	%*R	(0.07	)%*R
Year Ended 10/31/12	6,139,734	0.11	%R	N/A		0.21	%R	0.02	%R	(0.08	)%R
Year Ended 10/31/11	4,664,235	0.11	%R	N/A		0.22	%R	0.01	%R	(0.10	)%R
Year Ended 10/31/10	4,792,695	0.15	%R	N/A		0.21	%R	0.04	%R	(0.02	)%R
Year Ended 10/31/09	4,629,315	0.21%		0.15%		0.27%		0.10%		0.04%
Year Ended 10/31/08	8,805,663	0.13%		0.13%		0.21%		1.96%		1.88%
Institutional Select Class
Six Months Ended 4/30/13 (unaudited)	$116,747	0.11	%*R†	N/A		0.26	%*R	0.03	%*R	(0.12	)%*R
Year Ended 10/31/12	42,567	0.11	%R†	N/A		0.26	%R	0.02	%R	(0.13	)%R
Year Ended 10/31/11	80,104	0.11	%R†	N/A		0.27	%R	0.01	%R	(0.15	)%R
Year Ended 10/31/10	100	0.16	%R	N/A		0.26	%R	0.03	%R	(0.07	)%R
Year Ended 10/31/09	12,286	0.25	%†	0.17	%†	0.33	%†	0.07%		(0.01)%
Year Ended 10/31/08	75,100	0.18%		0.18%		0.26%		1.85%		1.77%
Investor Class
Six Months Ended 4/30/13 (unaudited)	$100	0.11	%*R†	N/A		0.31	%*R	0.03	%*R	(0.17	)%*R
Year Ended 10/31/12	100	0.11	%R†	N/A		0.31	%R	0.02	%R	(0.18	)%R
Year Ended 10/31/11	54,914	0.11	%R†	N/A		0.32	%R	0.01	%R	(0.20	)%R
Year Ended 10/31/10	110	0.16	%R	N/A		0.31	%R	0.03	%R	(0.12	)%R
Year Ended 10/31/09	10,411	0.27	%†	0.20	%†	0.38	%†	0.03%		(0.08)%
Year Ended 10/31/08	3,789	0.24	%†	0.22	%†	0.31%		0.79%		0.72%
Administrative Class
Six Months Ended 4/30/13 (unaudited)	$1,863	0.11	%*R†	N/A		0.36	%*R	0.03	%*R	(0.22	)%*R
Year Ended 10/31/12	1,863	0.11	%R†	N/A		0.36	%R	0.02	%R	(0.23	)%R
Year Ended 10/31/11	7,959	0.12	%R†	N/A		0.37	%R	0.00	%R§	(0.25	)%R
Year Ended 10/31/10	19,315	0.17	%R	N/A		0.36	%R	0.02	%R	(0.17	)%R
Year Ended 10/31/09	28,457	0.28	%†	0.22	%†	0.43	%†	0.03%		(0.12)%
Year Ended 10/31/08	111,065	0.28%		0.27%		0.36%		1.35%		1.27%
Advisory Class
Six Months Ended 4/30/13 (unaudited)	$119,016	0.11	%*R†	N/A		0.46	%*R	0.03	%*R	(0.32	)%*R
Year Ended 10/31/12	221,433	0.11	%R†	N/A		0.46	%R	0.02	%R	(0.33	)%R
Year Ended 10/31/11	116,858	0.12	%R†	N/A		0.47	%R	0.00	%R§	(0.35	)%R
Year Ended 10/31/10	51,426	0.17	%R	N/A		0.46	%R	0.02	%R	(0.27	)%R
Year Ended 10/31/09	98,091	0.29	%†	0.22	%†	0.53	%†	0.02%		(0.22)%
Year Ended 10/31/08	176,505	0.36	%†	0.36	%†	0.46%		2.01%		1.91%
Participant Class
Six Months Ended 4/30/13 (unaudited)	$103	0.11	%*R†	N/A		0.71	%*R	0.03	%*R	(0.57	)%*R
Year Ended 10/31/12	137	0.11	%R†	N/A		0.71	%R	0.02	%R	(0.58	)%R
Year Ended 10/31/11	129	0.12	%R†	N/A		0.72	%R	0.00	%R§	(0.60	)%R
Year Ended 10/31/10	127	0.17	%R	N/A		0.71	%R	0.02	%R	(0.52	)%R
Year Ended 10/31/09	128	0.29	%†	0.22	%†	0.78	%†	0.01%		(0.48)%
Year Ended 10/31/08	160	0.60	%†	0.60	%†	0.71%		1.93%		1.82%
Cash Management Class
Six Months Ended 4/30/13 (unaudited)	$484,219	0.11	%*R†	N/A		0.36	%*R	0.03	%*R	(0.22	)%*R
Year Ended 10/31/12	419,549	0.11	%R†	N/A		0.36	%R	0.02	%R	(0.23	)%R
Year Ended 10/31/11	315,795	0.12	%R†	N/A		0.37	%R	0.00	%R§	(0.25	)%R
Year Ended 10/31/10	257,495	0.18	%R	N/A		0.45	%R	0.01	%R	(0.26	)%R
Year Ended 10/31/09	264,840	0.29	%†	0.23	%†	0.58	%†	0.02%		(0.27)%
Year Ended 10/31/08	414,148	0.40	%†	0.39	%†	0.51%		1.23%		1.12%

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Distributions From Net Realized Gain		Net Asset Value, End of Period
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Institutional Select Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	(0.000	)^	(0.000	)^	—		1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Investor Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	(0.000	)^	(0.000	)^	—		1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Administrative Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Advisory Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
10/27/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Participant Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	(0.000	)^	(0.000	)^	—		1.000
10/27/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Cash Management Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013

Financial Highlights (cont'd)

	Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 4/30/13 (unaudited)	0.00%‡§	$2,810,161	0.09	%*R	0.22	%*R	0.01	%*R	(0.12	)%*R
Year Ended 10/31/12	0.01%	3,010,813	0.05	%R	0.21	%R	0.01	%R	(0.15	)%R
Year Ended 10/31/11	0.01%	2,672,957	0.01	%R	0.26	%R	0.00	%R§	(0.25	)%R
Year Ended 10/31/10	0.05%	3,195	0.13	%R	0.78	%R	(0.01	)%R	(0.66	)%R
Year Ended 10/31/09	0.04%	33,422	0.11%		0.29%		0.04%		(0.14)%
10/7/08** through 10/31/08	0.00%§‡	282,625	0.06	%*	0.49	%*	0.05	%*	(0.37	)%*
Institutional Select Class
Six Months Ended 4/30/13 (unaudited)	0.01%‡	$100	0.09	%*R†	0.27	%*R	0.01	%*R	(0.17	)%*R
Year Ended 10/31/12	0.01%	100	0.05	%R†	0.26	%R	0.01	%R	(0.20	)%R
Year Ended 10/31/11	0.01%	150	0.01	%R†	0.31	%R	0.00	%R§	(0.30	)%R
Year Ended 10/31/10	0.04%	100	0.14	%R	0.83	%R	(0.02	)%R	(0.71	)%R
Year Ended 10/31/09	0.02%	100	0.14	%†	0.40	%†	0.02%		(0.24)%
10/7/08** through 10/31/08	0.00%§‡	100	0.06	%*†	0.62	%†*	0.06	%*	(0.50	)%*
Investor Class
Six Months Ended 4/30/13 (unaudited)	0.00%‡§	$183	0.09	%*R†	0.32	%*R	0.01	%*R	(0.22	)%*R
Year Ended 10/31/12	0.01%	183	0.05	%R†	0.31	%R	0.01	%R	(0.25	)%R
Year Ended 10/31/11	0.01%	100	0.01	%R†	0.36	%R	0.00	%R§	(0.35	)%R
Year Ended 10/31/10	0.03%	100	0.15	%R	0.88	%R	(0.03	)%R	(0.76	)%R
Year Ended 10/31/09	0.02%	100	0.14	%†	0.45	%†	0.02%		(0.29)%
10/7/08** through 10/31/08	0.00%§‡	100	0.06	%*†	0.66	%†*	0.06	%*	(0.55	)%*
Administrative Class
Six Months Ended 4/30/13 (unaudited)	0.01%‡	$100	0.09	%*R†	0.37	%*R	0.01	%*R	(0.27	)%*R
Year Ended 10/31/12	0.01%	100	0.05	%R†	0.36	%R	0.01	%R	(0.30	)%R
Year Ended 10/31/11	0.01%	100	0.01	%R†	0.41	%R	0.00	%R§	(0.40	)%R
Year Ended 10/31/10	0.03%	100	0.15	%R	0.93	%R	(0.03	)%R	(0.81	)%R
Year Ended 10/31/09	0.02%	100	0.14	%†	0.50	%†	0.02%		(0.34)%
10/7/08** through 10/31/08	0.00%§‡	100	0.06	%*†	0.72	%†*	0.06	%*	(0.60	)%*
Advisory Class
Six Months Ended 4/30/13 (unaudited)	0.01%‡	$100	0.09	%*R†	0.47	%*R	0.01	%*R	(0.37	)%*R
Year Ended 10/31/12	0.01%	100	0.05	%R†	0.46	%R	0.01	%R	(0.40	)%R
Year Ended 10/31/11	0.01%	100	0.01	%R†	0.51	%R	0.00	%R§	(0.50	)%R
Year Ended 10/31/10	0.02%	100	0.16	%R	1.02	%R	(0.04	)%R	(0.90	)%R
Year Ended 10/31/09	0.02%	100	0.14	%†	0.60	%†	0.02%		(0.44)%
10/27/08** through 10/31/08	0.00%§‡	100	0.11	%*†	0.71	%†*	0.05	%*	(0.55	)%*
Participant Class
Six Months Ended 4/30/13 (unaudited)	0.01%‡	$100	0.09	%*R†	0.72	%*R	0.01	%*R	(0.62	)%*R
Year Ended 10/31/12	0.01%	100	0.05	%R†	0.71	%R	0.01	%R	(0.65	)%R
Year Ended 10/31/11	0.01%	100	0.01	%R†	0.76	%R	0.00	%R§	(0.75	)%R
Year Ended 10/31/10	0.01%	100	0.17	%R	1.28	%R	(0.05	)%R	(1.16	)%R
Year Ended 10/31/09	0.02%	100	0.14	%†	0.85	%†	0.02%		(0.69)%
10/27/08** through 10/31/08	0.00%§‡	100	0.10	%*†	0.96	%†*	0.05	%*	(0.81	)%*
Cash Management Class
Six Months Ended 4/30/13 (unaudited)	0.00%‡§	$157,167	0.09	%*R†	0.37	%*R	0.01	%*R	(0.27	)%*R
Year Ended 10/31/12	0.01%	169,144	0.05	%R†	0.36	%R	0.01	%R	(0.30	)%R
Year Ended 10/31/11	0.01%	42,784	0.01	%R†	0.41	%R	0.00	%R§	(0.40	)%R
Year Ended 10/31/10	0.02%	15,661	0.17	%R	1.02	%R	(0.05	)%R	(0.90	)%R
Year Ended 10/31/09	0.02%	27,852	0.14	%†	0.61	%†	0.01%		(0.46)%
10/7/08** through 10/31/08	0.00%§‡	43,693	0.06	%*†	0.76	%†*	0.05	%*	(0.64	)%*

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Distributions From Net Realized Gain		Net Asset Value, End of Period	Total Return
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.01%‡
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.02%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)		—		1.000	0.06%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)		(0.000	)^	1.000	0.12%
Year Ended 10/31/09	1.000	0.004		0.000	^	(0.004)		—		1.000	0.39%
Year Ended 10/31/08	1.000	0.024		(0.000	)^	(0.024)		—		1.000	2.44%
Institutional Select Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.01%‡
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.03%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)		(0.000	)^	1.000	0.07%
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)		—		1.000	0.34%
Year Ended 10/31/08	1.000	0.024		(0.000	)^	(0.024)		—		1.000	2.39%
Investor Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.01%‡
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)		—		1.000	0.29%
Year Ended 10/31/08	1.000	0.023		(0.000	)^	(0.023)		—		1.000	2.33%
Administrative Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.01%‡
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)		—		1.000	0.25%
Year Ended 10/31/08	1.000	0.023		(0.000	)^	(0.023)		—		1.000	2.28%
Advisory Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.00%‡§
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)		—		1.000	0.19%
Year Ended 10/31/08	1.000	0.022		(0.000	)^	(0.022)		—		1.000	2.18%
Participant Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.00%‡§
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)		—		1.000	0.09%
Year Ended 10/31/08	1.000	0.019		(0.000	)^	(0.019)		—		1.000	1.93%
Cash Management Class
Six Months Ended 4/30/13 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.00%‡§
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)		—		1.000	0.16%
Year Ended 10/31/08	1.000	0.021		(0.000	)^	(0.021)		—		1.000	2.13%

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Rebate From Morgan Stanley Affiliates to Average Net Assets
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/13 (unaudited)	$423,349	0.14	%*R+	N/A		0.23	%*R	0.02	%*R+	(0.07	)%*R	0.00	%*§
Year Ended 10/31/12	581,969	0.14	%R+	N/A		0.22	%R	0.02	%R+	(0.06	)%R	0.00	%§
Year Ended 10/31/11	624,452	0.17	%R+	N/A		0.23	%R	0.06	%R+	0.00	%R§	0.00	%§
Year Ended 10/31/10	986,806	0.18	%R	N/A		0.22	%R	0.12	%R	0.08	%R	N/A
Year Ended 10/31/09	1,459,441	0.19	%+	0.15	%+	0.25	%+	0.41	%+	0.35	%+	0.01%
Year Ended 10/31/08	1,836,397	0.12	%+	0.12	%+	0.21	%+	2.35	%+	2.25	%+	0.00	%§
Institutional Select Class
Six Months Ended 4/30/13 (unaudited)	$100	0.15	%*R+†	N/A		0.28	%*R	0.01	%*R+	(0.12	)%*R	0.00	%*§
Year Ended 10/31/12	100	0.15	%R+†	N/A		0.27	%R	0.01	%R+	(0.11	)%R	0.00	%§
Year Ended 10/31/11	100	0.20	%R+†	N/A		0.28	%R	0.03	%R+	(0.05	)%R	0.00	%§
Year Ended 10/31/10	100	0.23	%R	N/A		0.27	%R	0.07	%R	0.03	%R	N/A
Year Ended 10/31/09	100	0.24	%+	0.20	%+	0.30	%+	0.44	%+	0.38	%+	0.01%
Year Ended 10/31/08	100	0.17	%+	0.17	%+	0.26	%+	2.28	%+	2.18	%+	0.00	%§
Investor Class
Six Months Ended 4/30/13 (unaudited)	$104	0.15	%*R+†	N/A		0.33	%*R	0.01	%*R+	(0.17	)%*R	0.00	%*§
Year Ended 10/31/12	104	0.15	%R+†	N/A		0.32	%R	0.01	%R+	(0.16	)%R	0.00	%§
Year Ended 10/31/11	104	0.23	%R+†	N/A		0.33	%R	0.00	%R§+	(0.10	)%R	0.00	%§
Year Ended 10/31/10	1,366	0.27	%R	N/A		0.32	%R	0.03	%R	(0.02	)%R	N/A
Year Ended 10/31/09	5,966	0.29	%+	0.25	%+	0.36	%+†	0.25	%+	0.18	%+	0.01%
Year Ended 10/31/08	2,003	0.22	%+	0.22	%+	0.31	%+	2.71	%+	2.61	%+	0.00	%§
Administrative Class
Six Months Ended 4/30/13 (unaudited)	$100	0.15	%*R+†	N/A		0.38	%*R	0.01	%*R+	(0.22	)%*R	0.00	%*§
Year Ended 10/31/12	100	0.15	%R+†	N/A		0.37	%R	0.01	%R+	(0.21	)%R	0.00	%§
Year Ended 10/31/11	100	0.22	%R+†	N/A		0.38	%R	0.01	%R+	(0.15	)%R	0.00	%§
Year Ended 10/31/10	100	0.29	%R	N/A		0.37	%R	0.01	%R	(0.07	)%R	N/A
Year Ended 10/31/09	100	0.33	%+†	0.29	%+†	0.40	%+	0.25	%+	0.18	%+	0.01%
Year Ended 10/31/08	100	0.27	%+	0.27	%+	0.36	%+	2.26	%+	2.16	%+	0.00	%§
Advisory Class
Six Months Ended 4/30/13 (unaudited)	$8,127	0.15	%*R+†	N/A		0.48	%*R	0.01	%*R+	(0.32	)%*R	0.00	%*§
Year Ended 10/31/12	7,640	0.15	%R+†	N/A		0.47	%R	0.01	%R+	(0.31	)%R	0.00	%§
Year Ended 10/31/11	6,409	0.21	%R+†	N/A		0.48	%R	0.02	%R+	(0.25	)%R	0.00	%§
Year Ended 10/31/10	6,213	0.29	%R	N/A		0.47	%R	0.01	%R	(0.17	)%R	N/A
Year Ended 10/31/09	4,990	0.39	%+†	0.35	%+†	0.50	%+	0.18	%+	0.07	%+	0.01%
Year Ended 10/31/08	4,756	0.37	%+	0.37	%+	0.46	%+	2.21	%+	2.11	%+	0.00	%§
Participant Class
Six Months Ended 4/30/13 (unaudited)	$14,178	0.15	%*R+†	N/A		0.73	%*R	0.01	%*R+	(0.57	)%*R	0.00	%*§
Year Ended 10/31/12	14,127	0.15	%R+†	N/A		0.72	%R	0.01	%R+	(0.56	)%R	0.00	%§
Year Ended 10/31/11	18,505	0.21	%R+†	N/A		0.73	%R	0.02	%R+	(0.50	)%R	0.00	%§
Year Ended 10/31/10	17,929	0.29	%R	N/A		0.72	%R	0.01	%R	(0.42	)%R	N/A
Year Ended 10/31/09	15,578	0.50	%+†	0.45	%+†	0.75	%+	0.11	%+	(0.14	)%+	0.01%
Year Ended 10/31/08	22,683	0.62	%+	0.62	%+	0.71	%+	1.90	%+	1.80	%+	0.00	%§
Cash Management Class
Six Months Ended 4/30/13 (unaudited)	$475,945	0.15	%*R+†	N/A		0.38	%*R	0.01	%*R+	(0.22	)%*R	0.00	%*§
Year Ended 10/31/12	650,822	0.15	%R+†	N/A		0.37	%R	0.01	%R+	(0.21	)%R	0.00	%§
Year Ended 10/31/11	625,170	0.22	%R+†	N/A		0.38	%R	0.01	%R+	(0.15	)%R	0.00	%§
Year Ended 10/31/10	785,955	0.30	%R	N/A		0.47	%R	0.00	%R§	(0.17	)%R	N/A
Year Ended 10/31/09	944,717	0.44	%+†	0.39	%+†	0.56	%+†	0.19	%+	0.07	%+	0.01%
Year Ended 10/31/08	1,337,200	0.42	%+	0.42	%+	0.51	%+	1.95	%+	1.85	%+	0.00	%§

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013

Notes to Financial Highlights

††  Per share amount is based on average shares outstanding.

^  Amount is less than $0.0005 per share.

R  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^^  The Adviser contributed non recourse voluntary capital contributions to the Money Market and Prime Portfolios. The effect of these contributions are reflected in the Portfolios' total returns above. Without these capital contributions, the impact was less than 0.005% to the total returns for the Money Market and Prime Portfolios.

#  The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market Portfolio's Institutional, Institutional Select, Investor, Administrative, Advisory, Participant and Cash Management Classes were 3.34%, 3.29%, 3.23%, 3.18%, 3.08%, 2.82% and 3.03%, respectively. Without this reimbursement, the total returns for the Prime Portfolio's Institutional, Institutional Select, Investor, Administrative, Advisory, Participant and Cash Management Classes were 3.21%, 3.16%, 3.11%, 3.06%, 2.96%, 2.70% and 0.43%, respectively.

†  Ratios of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder service plan (the "plans") fees due to either (1) the different periods of operation for each share class, (2) fluctuations in daily net asset amounts, (3) changes in the plans' fees during the period for each share class, (4) changes in the Portfolios' expense cap during the year, (5) waivers to the plans' fees for each share class, or (6) a combination of the previous points.

§  Amount is less than 0.005%.

‡  Not Annualized.

*  Annualized.

+  The Ratio of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratios of Rebate from Morgan Stanley Affiliates to Average Net Assets."

**  Commencement of Operations.

The accompanying notes are an integral part of the financial statements.

2013 Semi-Annual Report

April 30, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Liquidity Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a Massachusetts business trust. The Fund is comprised of seven separate, active, diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund offers seven different classes of shares for each of the Portfolios — Institutional Class, Institutional Select Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class. All classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the Portfolios is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Act.

2.  Repurchase Agreements: Certain Portfolios may enter into repurchase agreements under which a Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolios, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio's investments as of April 30, 2013.

2013 Semi-Annual Report

April 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Money Market Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$194,000	$—	$194,000
Commercial Paper	—	376,733	—	376,733
Extendible Floating Rate Notes	—	163,995	—	163,995
Floating Rate Notes	—	483,997	—	483,997
Repurchase Agreements	—	1,001,000	—	1,001,000
Tax-Exempt Instruments
Closed-End Investment Company	—	10,000	—	10,000
Municipal Bond	—	40,113	—	40,113
Weekly Variable Rate Bonds	—	443,155	—	443,155
Total Tax-Exempt Instruments	—	493,268	—	493,268
Time Deposit	—	140,000	—	140,000
Total Assets	$—	$2,852,993	$—	$2,852,993

Prime Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$3,292,697	$—	$3,292,697
Commercial Paper	—	2,391,887	—	2,391,887
Extendible Floating Rate Notes	—	1,379,218	—	1,379,218
Floating Rate Notes	—	2,799,995	—	2,799,995
Repurchase Agreements	—	8,730,785	—	8,730,785
Tax-Exempt Instruments
Closed-End Investment Company	—	35,000	—	35,000
Daily Variable Rate Bond	—	19,940	—	19,940
Municipal Bond	—	298,842	—	298,842
Weekly Variable Rate Bonds	—	1,760,422	—	1,760,422
Total Tax-Exempt Instruments	—	2,114,204	—	2,114,204
Time Deposit	—	295,000	—	295,000
Total Assets	$—	$21,003,786	$—	$21,003,786

Government Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$3,197,457	$—	$3,197,457
U.S. Treasury Security	—	44,998	—	44,998
Repurchase Agreements	—	15,447,582	—	15,447,582
Total Assets	$—	$18,690,037	$—	$18,690,037

Government Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$187,268	$—	$187,268
U.S. Treasury Securities	—	43,138	—	43,138
Total Assets	$—	$230,406	$—	$230,406

Treasury Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$1,509,195	$—	$1,509,195
Repurchase Agreements	—	6,589,568	—	6,589,568
Total Assets	$—	$8,098,763	$—	$8,098,763

Treasury Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$3,763,139	$—	$3,763,139
Total Assets	$—	$3,763,139	$—	$3,763,139

2013 Semi-Annual Report

April 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Tax-Exempt Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Tax-Exempt Instruments
Commercial Paper	$—	$20,000	$—	$20,000
Daily Variable Rate Bonds	—	259,795	—	259,795
Floating Rate Note	—	5,000	—	5,000
Municipal Bonds & Notes	—	29,576	—	29,576
Put Option Bonds	—	66,229	—	66,229
Weekly Variable Rate Bonds	—	540,795	—	540,795
Total Tax-Exempt Instruments	—	921,395	—	921,395
Total Assets	$—	$921,395	$—	$921,395

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of April 30, 2013, the Portfolios did not have any investments transfer between investment levels.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends are accrued and declared daily and paid monthly.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid monthly, at the annual rates of the average daily net assets indicated below.

Portfolio	Advisory Fees
Money Market	0.15%
Prime	0.15
Government	0.15
Government Securities	0.15
Treasury	0.15
Treasury Securities	0.15
Tax-Exempt	0.15

The Adviser has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual operating expenses of each share class, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed the maximum expense ratios.

	Maximum Expense Ratio
Class	Money Market	Prime	Government	Government Securities
Institutional Class	0.20%	0.20%	0.20%	0.20%
Institutional Select Class	0.25	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70	0.70
Cash Management Class	0.35	0.35	0.35	0.35
	Maximum Expense Ratio
Class	Treasury	Treasury Securities	Tax- Exempt
Institutional Class	0.20%	0.20%	0.20%
Institutional Select Class	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70
Cash Management Class	0.35	0.35	0.35

These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees (the "Board") acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Portfolios' Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional

2013 Semi-Annual Report

April 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

advisory fees and/or reimburse expenses to the extent a Portfolio's total expenses exceed total income on a daily basis. For the six months ended April 30, 2013, the Portfolios had advisory fees waived and/or certain expenses reimbursed as follows:

Portfolio	Advisory Fees Waived and/or Reimbursed (000)
Money Market	$894
Prime	5,601
Government	7,485
Government Securities	316
Treasury	3,604
Treasury Securities	1,970
Tax-Exempt	525

The Adviser entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited (the "Sub-Adviser"), a wholly-owned subsidiary of Morgan Stanley. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser provides the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios with advisory services, subject to the overall supervision of the Adviser and the Portfolios' Officers and Trustees. The Adviser paid the Sub-Adviser, on a monthly basis, a portion of the net advisory fees the Adviser receives from the Portfolios.

The Board voted to terminate the Sub-Advisory Agreement on December 5, 2012.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.05% of each Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Services and Shareholder Administration Plan Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Fund.

The Fund has entered into an Administration Plan with respect to its Institutional Select Class, Investor Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively, to compensate certain financial intermediaries who provide administrative services to shareholders.

The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

The Fund has also entered into a Distribution Plan with respect to its Participant Class and Cash Management Class shares pursuant to which each class of shares will pay the Distributor a monthly or quarterly distribution fee at an annual rate of up to 0.25% and 0.10% of the average daily net assets of such class of shares, respectively, to compensate certain service organizations for providing distribution related services to the Fund.

The Fund has also entered into a Shareholder Services Plan with respect to its Participant Class and Cash Management Class shares pursuant to which each class of shares will pay the Distributor a monthly or quarterly service fee at an annual rate of up to 0.25% and 0.05% of the average daily net assets of each such class of shares, respectively, to compensate service organizations for providing administrative services to shareholders.

The Distributor has agreed to reduce its distribution fees to the extent total expenses exceed total income on a daily basis for any class of shares in a Portfolio.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services").

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances may be used to offset a portion of each Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statements of Operations.

G. Federal Income Taxes: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolios recognize

2013 Semi-Annual Report

April 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statements of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2012 and 2011 was as follows:

	2012 Distributions Paid From:				2011 Distributions Paid From:
Portfolio	Ordinary Income (000)		Tax- Exempt Income (000)	Long- term Capital Gain (000)	Ordinary Income (000)		Tax- Exempt Income (000)	Long- term Capital Gain (000)
Money Market	$4,547		$—	$—	$5,041		$—	$—
Prime	27,982		—	—	20,517		—	—
Government	5,223		—	—	1,980		—	1
Government Securities	41		—	—	85		—	—
Treasury	1,511		—	—	896		—	—	@
Treasury Securities	298		—	—	36		—	—
Tax-Exempt	—	@	177	—	—	@	678	—

@ Amount is less than $500.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable and/or deferred compensation.

Permanent differences are generally due to distribution reclass, nondeductible expenses, equalization and/or gain on the sale of deferred compensation assets. These resulted in the following reclassifications among the Portfolios' components of net assets at October 31, 2012:

Portfolio	Accumulated Undistributed (Distribution in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
Money Market	$(59)	$2	$57
Prime	(386)	(8)	394
Government	(305)	(64)	369
Government Securities	(13)	3	10
Treasury	(104)	(15)	119
Treasury Securities	7	(16)	9
Tax-Exempt	(1)	1	—

At October 31, 2012, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income (000)	Tax- Exempt Income (000)	Undistributed Long-term Capital Gain (000)
Money Market	$317	$—	$—
Prime	1,630	—	—
Government	418	—	—
Government Securities	9	—	—
Treasury	118	—	—
Treasury Securities	17	—	—
Tax-Exempt	—	43	—

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. At April 30, 2013, the cost of investments for each Portfolio were as follows:

Portfolio	Cost (000)
Money Market	$2,852,993
Prime	21,003,786
Government	18,690,037
Government Securities	230,406
Treasury	8,098,763
Treasury Securities	3,763,139
Tax-Exempt	921,395

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At October 31, 2012, the following Portfolios had available for Federal income tax purposes unused short term capital losses that do not have an expiration date:

Portfolio	Short-term Losses (No Expiration) (000)
Government Securities	$—	@

@ Amount is less than $500.

In addition, at October 31, 2012, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Portfolio	2016 (000)	2018 (000)	2019 (000)	Total (000)
Money Market	$65	$—	$40	$105
Government Securities	—	—	5	5
Tax-Exempt	—	29	—	29

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as

2013 Semi-Annual Report

April 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended October 31, 2012, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately:

Portfolio	Capital Loss Carryforward Utilized (000)
Money Market	$15
Prime	20
Treasury Securities	1
Tax-Exempt	45

H. Transactions with Affiliates: The Tax-Exempt Portfolio invested in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio ("the Government Portfolio"), an open-ended management investment company managed by the Adviser. A summary of the Tax-Exempt Portfolio's transactions in shares of the Government Portfolio during the six months ended April 30, 2013 is as follows:

Portfolio	Value October 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value April 30, 2013 (000)
Tax-Exempt	$—	$8,900	$8,900	$—	@	$—

@ Amount is less than $500.

Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Government Portfolio. For the six months ended April 30, 2013, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Government Portfolio.

The following Portfolios had transactions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act, for the six months ended April 30, 2013:

Portfolio	Value October 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Interest Income (000)	Value April 30, 2013 (000)
Prime	$—	$2,500,000	$2,400,000	$63	$100,000
Government	400,000	16,000,000	16,000,000	321	400,000

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolios.

I. Other: At April 30, 2013, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners were as follows:

	Percentage of Ownership
Class	Money Market	Prime	Government	Government Securities
Institutional Class	31.09%	23.47%	22.37%	35.56%
Institutional Select Class	—	100.00	88.31	—
Investor Class	99.07	99.39	99.56	—
Administrative Class	—	—	95.41	—
Advisory Class	81.28	81.56	92.81	—
Participant Class	96.94	84.12	—	—
Cash Management Class	11.02	—	—	16.75
	Percentage of Ownership
Class	Treasury	Treasury Securities	Tax- Exempt
Institutional Class	26.34%	—	—
Institutional Select Class	99.91	—	—
Investor Class	—	45.49%	—
Administrative Class	100.00	—	—
Advisory Class	96.32	—	99.91%
Participant Class	—	—	92.49
Cash Management Class	59.60	—	—

J. Accounting Pronouncement: In January 2013, Accounting Standard Update 2013-01 ("ASU 2013-01"), "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities," replaced Accounting Standards Update 2011-11 ("ASU 2011-11"), "Disclosures about Offsetting Assets and Liabilities." ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Portfolios' financial statements.

2013 Semi-Annual Report

April 30, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2013 Semi-Annual Report

April 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

2013 Semi-Annual Report

April 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

2013 Semi-Annual Report

April 30, 2013

Trustee and Officer Information (unaudited)

Trustees

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Kevin Klingert
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Portfolio provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Portfolio's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Each Portfolio also delivers the semi-annual and annual reports to shareholders and makes these reports available on its public website, www.morganstanley.com/liquidity. Each Portfolio also files a complete schedule of portfolio holdings with the SEC for the Fund's first and third fiscal quarters on Form N-Q and monthly holdings on Form N-MFP. The Portfolios do not deliver these reports to shareholders, nor are the first and third fiscal quarters posted to the Morgan Stanley public website. However, the holdings for each Portfolio are posted to the Morgan Stanley public website. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling toll free at 1 (888) 378-1630.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (888) 378-1630 or by visiting our website at www.morganstanley.com/liquidity. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Liquidity Funds which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/liquidity or call toll free 1 (888) 378-1630.

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSILFSAN
677775 EXP [06/30/14]

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
June 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
June 19, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2013

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